August 31, 2002


Semi-Annual Report








                                                    LifePath(R) Income Portfolio
                                                      LifePath(R) 2010 Portfolio
                                                      LifePath(R) 2020 Portfolio
                                                      LifePath(R) 2030 Portfolio
                                                      LifePath(R) 2040 Portfolio









                                     Advised by Barclays Global Fund Advisors
                                     Sponsored and distributed by Stephens Inc., Member NYSE/SIPC


                                                 Barclays Global Investors Funds

Table of Contents

To Our Shareholders..............................................    1
Market Overview..................................................    3
Managers' Discussion and Analysis................................    4

BARCLAYS GLOBAL INVESTORS FUNDS
 Financial Statements............................................    8
  Financial Highlights...........................................   12
  Notes to the Financial Statements..............................   16

MASTER INVESTMENT PORTFOLIO
 Schedules of Investments........................................   20
    LifePath Income Master Portfolio.............................   20
    LifePath 2010 Master Portfolio...............................   31
    LifePath 2020 Master Portfolio...............................   43
    LifePath 2030 Master Portfolio...............................   56
    LifePath 2040 Master Portfolio...............................   69
  Financial Statements...........................................   81
  Notes to the Financial Statements..............................   84

TO OUR SHAREHOLDERS

The six month period ended August 31, 2002 was one of continued volatility. Highlights from the six-month reporting period include:

    - The Federal Reserve Board left short-term interest rates unchanged during the entire period, leaving the federal funds rate at 1.75% and the discount rate at 1.25%.

    - GDP grew at a robust 5% annualized rate in the first quarter of 2002, followed by a more restrained 1.1% annual pace in the second quarter.

    - In July, both the NASDAQ Composite Index and the S&P 500 Index sank to their lowest levels in five years.

    - Oil prices soared, nearing the $30 per barrel mark by August driven by tension in the Middle East.

    - The euro gained against the U.S. dollar, reaching parity for the first time since its introduction in January 1999.

As you read through this report and review the performance of the funds in your portfolio, we urge you to maintain a long-term perspective in your investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future returns. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your personal objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals while ignoring temporary market swings.

The Barclays Global Investors Funds LifePath Portfolios offer a simple, cost-effective way for you to invest in your future. We trust that the Portfolios are fulfilling your expectations and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.

Barclays Global Investors Family of Funds                           October 2002

Market Overview

Barclays Global Investors Funds Market Overview

Six Month Period Ended August 31, 2002

U.S. Equity Markets

     U.S. equity markets continued to struggle during the six-month period ending August 31, 2002. Most notably, accounting concerns initially stemming from Enron's and Arthur Andersen's problems dominated the news and drove many investors from stock markets. Accounting scandals spread during the six-month reporting period to include Tyco and WorldCom, as well as other large U.S. names, creating a crisis in confidence in corporate America. Adding to investor skittishness, investigations into brokerage analysts revealed further scandals.

     Additional economic news released in May and June suggested that the economy might not yet be out of the woods, and Wall Street began to worry about the possibility of a double-dip recession. Consumer spending, which had largely driven the economic recovery, appeared to peak, and capital spending slowed. Apart from economic signs, each new round of corporate accounting irregularities and insider-trading scandals hurt investor confidence, which was already sapped by ongoing threats of terrorist attacks and global tensions.

     A brief market rally in early August generated hope that the bear market was over. However, the optimism was soon quelled by economic data suggesting that the recession was more severe than originally estimated. According to the data released by the Commerce Department, the economy had contracted for three quarters in 2001. When the Federal Reserve Board (the "Fed") decided at its August meeting not to lower rates, equity markets fell further.

U.S. Fixed-Income Markets

     The same factors that drove equity markets lower during the six-month reporting period affected fixed-income markets. The credit sector was the worst relative performing sector, driven primarily by woes in the telecommunications sector but also attributable to a continued overall deterioration in credit quality and a loss of investor confidence in the face of continuing accounting scandals. Higher quality sectors, such as agency and mortgage securities posted strong relative returns.

     Treasury yields reached historic lows during the reporting period as the economic landscape worsened. By early August, the two-year note dipped to its lowest level since the securities were first sold in 1972. In August, when the Fed left rates unchanged but left room for future easing, the yield on the 10-year Treasury note fell to 4.08%, its lowest level since 1963.

International Equity Markets

     The global slowdown that affected the United States also took its toll in Europe and Asia during the six-month period ending August 31, 2002. Most global economies slowed significantly, despite loosening monetary policy enacted by central banks. Continued global political tension, uneasiness about accounting scandals, and poor corporate earnings reports hampered global economic recovery and weighed on market performance. While currency strength relative to the U.S. dollar helped market returns, those gains were offset by a sharp decline in technology and telecommunications stocks as well as financial stocks.

     Japan enjoyed robust market gains during the first few months of the reporting period, led by a strong yen relative to the U.S. dollar, improving economic conditions, and increased exports. In June, however, technology stocks, which had rebounded due to increased regional trade, fell victim to the global downturn in technology and dragged down overall market returns in Japan.

Managers' Discussion & Analysis

LifePath-Registered Trademark- Portfolios
Performance as of 8/31/02

                          Average Annual Total Returns

                                                                     Since
                               Six Months   One Year  Five Year  Inception
                               ----------   --------  ---------  ---------
CLASS I SHARES
  LifePath Income Portfolio       (1.89)%    (0.59)%    4.84%     6.13%(1)
  LifePath 2010 Portfolio         (5.65)%    (5.27)%    4.32%     7.56%(1)
  LifePath 2020 Portfolio         (8.99)%    (9.91)%    3.04%     7.85%(1)
  LifePath 2030 Portfolio        (11.16)%   (12.89)%    2.40%     8.24%(1)
  LifePath 2040 Portfolio        (13.30)%   (15.48)%    1.28%     8.40%(1)
CLASS R SHARES
  LifePath 2010 Portfolio                                        (8.51)%(2)
  LifePath 2020 Portfolio                                       (12.41)%(2)

(1) Total returns are calculated from an inception date of March 1, 1994. The Class I shares of the Portfolios are successors to the assets of the institutional class of shares of the Stagecoach Trust LifePath Funds (the "predecessor funds"), that began operations on March 1, 1994. Performance information for the periods before March 26, 1996, the date the LifePath Portfolios began operations, reflects the performance of the predecessor funds.

(2) Total returns are calculated from an inception date of March 7, 2002, the date of seeding by investors. To establish the new share class, the Portfolios' distributor privately seeded the Class R shares on April 30, 2001. The class had no activity from that date until investment began on March 7, 2002. Since inception returns calculated from April 30, 2001 for the LifePath 2010 and LifePath 2020 Portfolios were (6.54)% and (12.08)%, respectively.

Average annual total return represents each LifePath Portfolio's average annual increase or decrease in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Portfolio at net asset value. A portfolio's "net asset value" is the value of one share of a portfolio.

The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The investment return and principal value of shares of the Portfolios will vary with changes in market conditions. Shares of the Portfolios may be worth more or less than their original cost when they are redeemed. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Portfolios, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Portfolios. These expenses negatively impact the performance of the Portfolios. Each Portfolio's past performance is no guarantee of future results.

    Equity prices fell 15.8% for the six months ending 8/31/02 and bonds gained 4.9%. Because equities fell relative to bonds, LifePath strategies with a longer time horizon - and therefore a higher equity allocation, such as the 2040 strategy - had lower returns in the six-month period ending 8/31/02. Conversely, LifePath strategies with a shorter time horizon, such as the Income strategy, had higher returns relative to other LifePath strategies. A string of weak economic data favored bonds over stocks. In particular, the period between July 25 and August 5 was filled with negative economic news. GDP growth was lower than expected for the second quarter, and past economic growth was revised downward. Manufacturing activity had slowed and fewer jobs than expected were created in the US economy. Consumer confidence, illustrated below, fell during the end of the period after having risen strongly since the 9/11 attacks. Consumer confidence is important as it provides indications of consumer spending, which accounts for two thirds of GDP. There are two major monthly surveys that gauge the consumer confidence level, the Conference Board and the University of Michigan. The results of both surveys are displayed as indices with base scores of 100. The recent history of both surveys can be seen on the following page.

LifePath-Registered Trademark- Portfolios
Managers' Discussion & Analysis (Continued)

Edgar Representation of Data Points Used in Printed Graphic

Consumer Confidence Measures
(Source: Salomon Smith Barney and BGI. as of 8/31/02.)
Price Index

                   Conference Board  University of Michigan
           Aug-97             127.6                   104.4
           Sep-97             130.2                   106.0
           Oct-97             123.4                   105.6
           Nov-97             128.1                   107.2
           Dec-97             136.2                   102.1
           Jan-98             128.3                   106.6
           Feb-98             137.4                   110.4
           Mar-98             133.8                   106.5
           Apr-98             137.2                   108.7
           May-98             136.3                   106.5
           Jun-98             138.2                   105.6
           Jul-98             137.2                   105.2
           Aug-98             133.1                   104.4
           Sep-98             126.4                   100.9
           Oct-98             119.3                    97.4
           Nov-98             126.4                   102.7
           Dec-98             126.7                   100.5
           Jan-99             128.9                   103.9
           Feb-99             133.1                   108.1
           Mar-99             134.0                   105.7
           Apr-99             135.5                   104.6
           May-99             137.7                   106.8
           Jun-99             139.0                   107.3
           Jul-99             136.2                   106.0
           Aug-99             136.0                   104.5
           Sep-99             134.2                   107.2
           Oct-99             130.5                   103.2
           Nov-99             137.0                   107.2
           Dec-99             141.7                   105.4
           Jan-00             144.7                   112.0
           Feb-00             140.8                   111.3
           Mar-00             137.1                   107.1
           Apr-00             137.7                   109.2
           May-00             144.7                   110.7
           Jun-00             139.2                   106.4
           Jul-00             143.0                   108.3
           Aug-00             140.8                   107.3
           Sep-00             142.5                   106.8
           Oct-00             135.8                   105.8
           Nov-00             132.6                   107.6
           Dec-00             128.6                    98.4
           Jan-01             115.7                    94.7
           Feb-01             109.2                    90.6
           Mar-01             116.9                    91.5
           Apr-01             109.9                    88.4
           May-01             116.1                    92.0
           Jun-01             118.9                    92.6
           Jul-01             116.3                    92.4
           Aug-01             114.0                    91.5
           Sep-01              97.0                    81.8
           Oct-01              85.3                    82.7
           Nov-01              84.9                    83.9
           Dec-01              94.6                    88.8
           Jan-02              97.8                    93.0
           Feb-02              95.0                    90.7
           Mar-02             110.7                    95.7
           Apr-02             108.5                    93.0
           May-02             110.3                    96.9
           Jun-02             106.3                    92.4
           Jul-02              97.4                    88.1
           Aug-02              93.5                    87.9


     In spite of this recent weakness, the overall economic recovery that developed during the period seems sustainable, even if more economists are now discussing the possibility of a so-called double dip recession. More recent economic news is consistent with an economy growing, but at a moderate pace. Consensus expectations for the third and fourth quarter GDP growth are 2.6% and 3%, respectively. While lower than most assumptions for long-term sustainable growth, the economy is expected to GROW and not CONTRACT during the latter part of 2002.

     BGI's economic view has also moderated since before the end of the period, as measured by our Leading Economic Indicator (LEI). Our LEI measure forecasts the economic environment one year ahead using various macroeconomic and market information. While it has been on a steady decline over the past five months, during August, our view regarding forthcoming changes in the economic environment finally changed from slightly optimistic to slightly pessimistic.

     Market expectations regarding the year-end Fed Funds rate, illustrated below, have been lowered throughout the year, signaling the economic recovery was not as strong as market participants initially expected. While at the beginning of the year, many economists were predicting a rate hike, over the course of the year many of them changed to predicting no rate changes and a few even predicting further cuts. At the latest FOMC meeting on August 13, the Fed decided leave interest rates unchanged, but stated that risks of economic weakness have become greater than the risk of higher inflation, suggesting that the Federal Reserve may cut rates some time this year. Expectations have recently stabilized, pricing in an approximate 50% chance of a further rate cut before year-end.

LifePath-Registered Trademark- Portfolios
Managers' Discussion & Analysis (Continued)

Edgar Representation of Data Points Used in Printed Graphic

                        Year-End Fed Funds Expectations
                  (Source: Bloomberg and BGI. as of 8/31/02.)
                Expected Fed Funds Rate (From Fed Funds Futures)

                             2/6/02      2.62
                             2/7/02      2.62
                             2/8/02      2.59
                             2/11/02     2.61
                             2/12/02     2.68
                             2/13/02     2.71
                             2/14/02     2.72
                             2/15/02     2.70
                             2/19/02     2.71
                             2/20/02     2.71
                             2/21/02     2.71
                             2/22/02     2.69
                             2/25/02     2.70
                             2/26/02     2.71
                             2/27/02     2.63
                             2/28/02     2.68
                             3/1/02      2.80
                             3/4/02      2.83
                             3/5/02      2.85
                             3/6/02      2.85
                             3/7/02      3.05
                             3/8/02      3.23
                             3/11/02     3.22
                             3/12/02     3.18
                             3/13/02     3.14
                             3/14/02     3.30
                             3/15/02     3.32
                             3/18/02     3.28
                             3/19/02     3.25
                             3/20/02     3.35
                             3/21/02     3.38
                             3/22/02     3.40
                             3/25/02     3.40
                             3/26/02     3.34
                             3/27/02     3.34
                             3/28/02     3.40
                             4/1/02      3.39
                             4/2/02      3.29
                             4/3/02      3.22
                             4/4/02      3.25
                             4/5/02      3.14
                             4/8/02      3.13
                             4/9/02      3.08
                             4/10/02     3.00
                             4/11/02     2.98
                             4/12/02     2.91
                             4/15/02     2.87
                             4/16/02     2.91
                             4/17/02     2.83
                             4/18/02     2.79
                             4/19/02     2.80
                             4/22/02     2.78
                             4/23/02     2.78
                             4/24/02     2.74
                             4/25/02     2.65
                             4/26/02     2.58
                             4/29/02     2.57
                             4/30/02     2.57
                             5/1/02      2.54
                             5/2/02      2.60
                             5/3/02      2.53
                             5/6/02      2.53
                             5/7/02      2.40
                             5/8/02      2.60
                             5/9/02      2.57
                             5/10/02     2.49
                             5/13/02     2.53
                             5/14/02     2.60
                             5/15/02     2.58
                             5/16/02     2.52
                             5/17/02     2.65
                             5/20/02     2.56
                             5/21/02     2.52
                             5/22/02     2.45
                             5/23/02     2.52
                             5/24/02     2.49
                             5/28/02     2.52
                             5/29/02     2.47
                             5/30/02     2.41
                             5/31/02     2.43
                             6/3/02      2.43
                             6/4/02      2.36
                             6/5/02      2.38
                             6/6/02      2.37
                             6/7/02      2.36
                             6/10/02     2.33
                             6/11/02     2.25
                             6/12/02     2.21
                             6/13/02     2.14
                             6/14/02     2.10
                             6/17/02     2.12
                             6/18/02     2.10
                             6/19/02     2.05
                             6/20/02     2.09
                             6/21/02     2.05
                             6/24/02     2.04
                             6/25/02     2.03
                             6/26/02     1.90
                             6/27/02     1.96
                             6/28/02     1.95
                             7/1/02      1.94
                             7/2/02      1.92
                             7/3/02      1.91
                             7/5/02      1.96
                             7/8/02      1.92
                             7/9/02      1.87
                             7/10/02     1.83
                             7/11/02     1.80
                             7/12/02     1.79
                             7/15/02     1.74
                             7/16/02     1.81
                             7/17/02     1.80
                             7/18/02     1.80
                             7/19/02     1.79
                             7/22/02     1.72
                             7/23/02     1.69
                             7/24/02     1.66
                             7/25/02     1.65
                             7/26/02     1.63
                             7/29/02     1.69
                             7/30/02     1.70
                             7/31/02     1.65
                             8/1/02      1.63
                             8/2/02      1.50
                             8/5/02      1.49
                             8/6/02      1.53
                             8/7/02      1.46
                             8/8/02      1.51
                             8/9/02      1.51
                             8/12/02     1.52
                             8/13/02     1.47
                             8/14/02     1.54
                             8/15/02     1.58
                             8/16/02     1.60
                             8/19/02     1.60
                             8/20/02     1.56
                             8/21/02     1.60
                             8/22/02     1.62
                             8/23/02     1.62
                             8/26/02     1.62
                             8/27/02     1.67
                             8/28/02     1.63
                             8/29/02     1.61
                             8/30/02     1.62

Earnings expectations for the coming year have recently been reduced. This follows a significant increase in earnings expectations after a trough in October of last year, shortly after the September attacks. Shorter-term expectations, for the third and fourth quarter of this year, have also been reduced at a faster than normal rate. Since the beginning of the quarter, year-over-year earnings growth expectations for the third and fourth quarter have been reduced by about 5%, compared to an average historical 3% revision during these two months. Pre-announcements indicate a negative earnings momentum, illustrated in Figure 3 below, which shows the ratio of positive to negative earnings announcements during the past two months. While pre-announcement patterns improved over the past year, this trend has recently reversed. BGI's view of earnings momentum, or specifically our expectations of future earnings surprises, has remained bearish over the past two months.

                             3Q01     0.28
                             4Q01     0.53
                             1Q02     0.56
                             2Q02     0.91
                             3Q02E    0.45

There are, however, important positives in the earnings outlook. For example, while earnings expectations have recently been reduced, the original earnings estimates for the coming year were extremely optimistic in terms of year-over-year growth. Third quarter earnings growth is still expected to be 11.4% and a strong 29.9% for the

LifePath-Registered Trademark- Portfolios
Managers' Discussion & Analysis (Continued)

fourth quarter. Going forward, companies should be able to report IMPROVED performance, with positive implications for overall market sentiment.

The LifePath Portfolios are complete investment solutions with risk levels tailored to the investment horizon of each participant. The name (i.e., LifePath
2020) of each profile represents when the investor most likely will begin to steadily distribute interest and/or principal out of his or her investment portfolio.

Each Portfolio always keeps an eye on long-term targets and objectives. They are constantly monitored and rebalanced to lie on the efficient frontier, in other words to maximize expected returns for a given level of risk. As the investor matures and their investment time horizon is reduced, their portfolio follows suit and becomes more conservative.

The LifePath Portfolios are currently positioned with a moderate overweight in equities and underweight in bonds relative to their long-term targets. The forward P/E ratio, at 16.3, is close to five-year lows, making equities appear cheap relative to the recent past. In addition, with 10-year bond yields just above 4.1%, bond prices seem quite expensive.

Barclays Global Investors Funds
Statements of Assets and Liabilities
August 31, 2002 (Unaudited)

                                                         Lifepath       Lifepath       Lifepath       Lifepath       Lifepath
                                                           Income           2010           2020           2030           2040
                                                        Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
  In corresponding Master Portfolio, at value
  (Note 1)                                            $40,339,808   $112,269,436   $270,324,989   $100,277,903   $ 74,728,307
                                                      -----------   ------------   ------------   ------------   ------------
Total Assets                                           40,339,808    112,269,436    270,324,989    100,277,903     74,728,307
                                                      -----------   ------------   ------------   ------------   ------------
LIABILITIES
Payables:
  Administration fees (Note 2)                             11,290         36,587         99,867         34,264         16,465
  Distribution fees (Note 2)                                   --             82            521             --             --
                                                      -----------   ------------   ------------   ------------   ------------
Total Liabilities                                          11,290         36,669        100,388         34,264         16,465
                                                      -----------   ------------   ------------   ------------   ------------
NET ASSETS                                            $40,328,518   $112,232,767   $270,224,601   $100,243,639   $ 74,711,842
                                                      ===========   ============   ============   ============   ============
Net assets consist of:
  Paid-in capital                                     $41,538,117   $122,790,949   $334,460,924   $118,766,889   $100,000,753
  Undistributed net investment income                     165,372        372,592        823,128        251,618        150,323
  Undistributed net realized gain (loss) on
    investments                                           209,473       (112,547)   (17,390,081)      (949,904)    (7,510,333)
  Net unrealized depreciation of investments           (1,584,444)   (10,818,227)   (47,669,370)   (17,824,964)   (17,928,901)
                                                      -----------   ------------   ------------   ------------   ------------
NET ASSETS                                            $40,328,518   $112,232,767   $270,224,601   $100,243,639   $ 74,711,842
                                                      ===========   ============   ============   ============   ============
CLASS I SHARES
  Net Assets                                          $40,328,518   $112,204,580   $270,050,781   $100,243,639   $ 74,711,842
                                                      ===========   ============   ============   ============   ============
  Shares outstanding                                    3,937,080     10,149,444     22,133,169      8,298,409      5,877,707
                                                      ===========   ============   ============   ============   ============
  Net asset value and offering price per share        $     10.24   $      11.06   $      12.20   $      12.08   $      12.71
                                                      ===========   ============   ============   ============   ============
CLASS R SHARES
  Net Assets                                                   --   $     28,187   $    173,820             --             --
                                                      ===========   ============   ============   ============   ============
  Shares outstanding                                           --          2,592         14,841             --             --
                                                      ===========   ============   ============   ============   ============
  Net asset value per share                                    --   $      10.87   $      11.71             --             --
                                                      ===========   ============   ============   ============   ============
  Maximum offering price per share
    (net asset value per share divided by 99.0%)               --   $      10.98   $      11.83             --             --
                                                      ===========   ============   ============   ============   ============
-----------------------------------------------------------------------------------------------------------------------------

Statements of Operations
for the Six Months ended August 31, 2002 (Unaudited)

                                                         Lifepath       Lifepath        Lifepath        Lifepath        Lifepath
                                                           Income           2010            2020            2030            2040
                                                        Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING
  MASTER PORTFOLIO
  Dividends                                           $   138,176    $   595,294    $  1,933,484    $    792,022    $    667,515
  Interest                                                525,550      1,079,571       1,924,286         409,572         120,769
  Expenses                                                (65,682)      (198,892)       (522,823)       (183,792)       (141,585)
                                                      -----------    -----------    ------------    ------------    ------------
Net investment income allocated from corresponding
  Master Portfolio                                        598,044      1,475,973       3,334,947       1,017,802         646,699
                                                      -----------    -----------    ------------    ------------    ------------
FUND EXPENSES (NOTE 2)
  Administration fees                                      93,783        283,984         746,645         262,467         202,226
  Distribution fees -- Class R                                 --             82             521              --              --
                                                      -----------    -----------    ------------    ------------    ------------
Total fund expenses                                        93,783        284,066         747,166         262,467         202,226
                                                      -----------    -----------    ------------    ------------    ------------
Net investment income                                     504,261      1,191,907       2,587,781         755,335         444,473
                                                      -----------    -----------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
  Net realized gain (loss)                                149,389       (353,083)    (13,216,404)     (1,112,667)     (3,815,268)
  Net change in unrealized appreciation
    (depreciation)                                     (1,358,003)    (7,697,031)    (16,601,568)    (11,748,712)     (7,907,131)
                                                      -----------    -----------    ------------    ------------    ------------
Net loss on investments                                (1,208,614)    (8,050,114)    (29,817,972)    (12,861,379)    (11,722,399)
                                                      -----------    -----------    ------------    ------------    ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                          $  (704,353)   $(6,858,207)   $(27,230,191)   $(12,106,044)   $(11,277,926)
                                                      ===========    ===========    ============    ============    ============
--------------------------------------------------------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of these Financial Statements.

Barclays Global Investors Funds
Statements of Changes in Net Assets

                                                        LifePath Income Portfolio           LifePath 2010 Portfolio
                                                   ----------------------------------  ----------------------------------
                                                       For the Six                         For the Six
                                                      Months Ended            For the     Months Ended            For the
                                                   August 31, 2002         Year Ended  August 31, 2002         Year Ended
                                                       (Unaudited)  February 28, 2002      (Unaudited)  February 28, 2002
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                            $       504,261    $   1,112,388    $   1,191,907      $   2,747,148
  Net realized gain (loss)                                 149,389          879,800         (353,083)         7,333,013
  Net change in unrealized appreciation
    (depreciation)                                      (1,358,003)      (1,224,199)      (7,697,031)       (10,532,849)
                                                   ---------------    -------------    -------------      -------------
Net increase (decrease) in net assets resulting
  from operations                                         (704,353)         767,989       (6,858,207)          (452,688)
                                                   ---------------    -------------    -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class I Shares                                        (527,238)      (1,122,275)      (1,217,695)        (2,788,806)
    Class R Shares                                              --               --             (247)                --
                                                   ---------------    -------------    -------------      -------------
                                                          (527,238)      (1,122,275)      (1,217,942)        (2,788,806)
                                                   ---------------    -------------    -------------      -------------
  From net realized gain on sale of investments:
    Class I Shares                                              --         (231,518)              --         (1,181,330)
                                                   ---------------    -------------    -------------      -------------
Total distributions to shareholders                       (527,238)      (1,353,793)      (1,217,942)        (3,970,136)
                                                   ---------------    -------------    -------------      -------------
CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Class I Shares                                         4,623,703        4,758,812       11,676,578         23,036,471
  Class R Shares                                                --               --           30,939                 --
                                                   ---------------    -------------    -------------      -------------
Net increase in net assets resulting from
  capital share transactions                             4,623,703        4,758,812       11,707,517         23,036,471
                                                   ---------------    -------------    -------------      -------------
Increase in net assets                                   3,392,112        4,173,008        3,631,368         18,613,647

NET ASSETS:
Beginning of period                                     36,936,406       32,763,398      108,601,399         89,987,752
                                                   ---------------    -------------    -------------      -------------
End of period                                      $    40,328,518    $  36,936,406    $ 112,232,767      $ 108,601,399
                                                   ===============    =============    =============      =============
Undistributed net investment income
  included in net assets at end of period          $       165,372    $     188,349    $     372,592      $     398,627
                                                   ===============    =============    =============      =============
-------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Barclays Global Investors Funds
Statements of Changes in Net Assets (Continued)

                                                 LifePath                           LifePath
                                              2020 Portfolio                     2030 Portfolio
                                    ----------------------------------  ----------------------------------
                                        For the Six                         For the Six
                                       Months Ended            For the     Months Ended            For the
                                    August 31, 2002         Year Ended  August 31, 2002         Year Ended
                                        (Unaudited)  February 28, 2002      (Unaudited)  February 28, 2002
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS OPERATIONS:
  Net investment income             $     2,587,781  $       5,698,013  $       755,335  $       1,335,234
  Net realized gain (loss)                3,216,404)        21,881,975       (1,112,667)        11,130,277
  Net change in unrealized
    appreciation (depreciation)         (16,601,568)       (42,810,225)     (11,748,712)       (20,961,737)
                                    ---------------  -----------------  ---------------  -----------------
Net decrease in net assets
  resulting from operations             (27,230,191)       (15,230,237)     (12,106,044)        (8,496,226)
                                    ---------------  -----------------  ---------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class I Shares                       (2,625,357)        (5,456,953)        (720,262)        (1,284,503)
    Class R Shares                           (1,164)                --               --                 --
                                    ---------------  -----------------  ---------------  -----------------
                                         (2,626,521)        (5,456,953)        (720,262)        (1,284,503)
                                    ---------------  -----------------  ---------------  -----------------
  From net realized gain on
    sale of investments:
    Class I Shares                               --            (59,612)              --         (4,510,194)
                                    ---------------  -----------------  ---------------  -----------------
Total distributions to
  shareholders                           (2,626,521)        (5,516,565)        (720,262)        (5,794,697)
                                    ---------------  -----------------  ---------------  -----------------
CAPITAL SHARE TRANSACTIONS
  (NOTE 3):
  Class I Shares                        (20,053,187)       157,875,252        4,532,422         43,163,082
  Class R Shares                            199,099                 --               --                 --
                                    ---------------  -----------------  ---------------  -----------------
Net increase (decrease)
  in net assets resulting
  from capital share
  transactions                          (19,854,088)       157,875,252        4,532,422         43,163,082
                                    ---------------  -----------------  ---------------  -----------------
Increase (decrease) in
  net assets                            (49,710,800)       137,128,450       (8,293,884)        28,872,159

NET ASSETS:
Beginning of period                     319,935,401        182,806,951      108,537,523         79,665,364
                                    ---------------  -----------------  ---------------  -----------------
End of period                       $   270,224,601  $     319,935,401  $   100,243,639  $     108,537,523
                                    ===============  =================  ===============  =================
Undistributed net investment
  income included in net assets
  at end of period                  $       823,128  $         861,868  $       251,618  $         216,545
                                    ===============  =================  ===============  =================

The accompanying notes are an integral part of these financial statements.

Barclays Global Investors Funds
Statements of Changes in Net Assets (Continued)

                                                  Lifepath 2040 Portfolio
                                       ----------------------------------
                                           For the Six
                                          Months Ended            For the
                                       August 31, 2002         Year Ended
                                           (Unaudited)  February 28, 2002
-------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS OPERATIONS:
  Net investment income                $       444,473  $         575,896
  Net realized gain
    (loss)                                  (3,815,268)        17,326,803
  Net change in
    unrealized
    appreciation
    (depreciation)                          (7,907,131)       (28,612,667)
                                       ---------------  -----------------
Net decrease in net
  assets resulting from
  operations                               (11,277,926)       (10,709,968)
                                       ---------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment
    income:
    Class I Shares                            (388,416)          (576,425)
  From net realized gain
    on sale of
    investments:
    Class I Shares                                  --           (475,967)
                                       ---------------  -----------------
Total distributions to
  shareholders                                (388,416)        (1,052,392)
                                       ---------------  -----------------
CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Class I Shares                             1,417,458         (1,139,477)
                                       ---------------  -----------------
Net increase (decrease)
  in net assets resulting
  from capital share
  transactions                               1,417,458         (1,139,477)
                                       ---------------  -----------------
Decrease in net assets                     (10,248,884)       (12,901,837)

NET ASSETS:
Beginning of period                         84,960,726         97,862,563
                                       ---------------  -----------------
End of period                          $    74,711,842  $      84,960,726
                                       ===============  =================
Undistributed net
  investment income
  included in net assets
  at end of period                     $       150,323  $          94,266
                                       ===============  =================
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Barclays Global Investors Funds
Financial Highlights
For a Share Outstanding throughout Each Period

                                          Lifepath Income Portfolio Class I
---------------------------------------------------------------------------------------------------------------------
                                     Six
                            Months Ended
                           Aug. 31, 2002     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                             (Unaudited)  Feb. 28, 2002  Feb. 28, 2001  Feb. 29, 2000  Feb. 28, 1999  Feb. 28, 1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $     10.59      $    10.77     $     11.18    $      11.53    $     11.56   $      10.97
                           -----------      ------------   ------------   ------------   ------------   -------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income           0.14            0.34(5)         0.44            0.43           0.42           0.46
  Net realized and
    unrealized gain
    (loss) on investments        (0.34)          (0.10)(5)        0.23            0.12           0.34           0.85
                           -----------      ------------   ------------   ------------   ------------   -------------
TOTAL FROM INVESTMENT
  OPERATIONS                     (0.20)           0.24            0.67            0.55           0.76           1.31
                           -----------      ------------   ------------   ------------   ------------   -------------
LESS DISTRIBUTIONS FROM:
  Net investment income          (0.15)          (0.35)          (0.44)          (0.43)         (0.42)         (0.46)
  Net realized gain                 --           (0.07)          (0.64)          (0.47)         (0.37)         (0.26)
                           -----------      ------------   ------------   ------------   ------------   -------------
TOTAL DISTRIBUTIONS              (0.15)          (0.42)          (1.08)          (0.90)         (0.79)         (0.72)
                           -----------      ------------   ------------   ------------   ------------   -------------
NET ASSET VALUE, END OF
  PERIOD                   $     10.24      $    10.59     $     10.77    $      11.18    $     11.53   $      11.56
                           ===========      ============   ============   ============   ============   =============
TOTAL RETURN                     (1.89)%(1)       2.25%           6.16%           4.82%          6.70%         12.32%
                           ===========      ============   ============   ============   ============   =============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000s)          $    40,329      $   36,936     $    32,763    $     28,772    $    51,281   $     48,731
  Ratio of expenses to
    average net assets(3)         0.84%(2)        0.89%           0.95%           0.95%          0.95%          0.95%
  Ratio of net investment
    income to average net
    assets(3)                     2.67%(2)        3.19%(5)        4.00%           3.63%          3.55%          4.06%
  Portfolio turnover
    rate(4)                         28%            116%(6)          58%             55%            66%            39%
---------------------------------------------------------------------------------------------------------------------

(1)  Not annualized.
(2)  Annualized.
(3) These ratios include expenses charged to the corresponding master portfolio.
(4) Represents the portfolio turnover rate of each portfolio's corresponding master portfolio.
(5) Effective March 1, 2001, the portfolio adopted the provisions of the revised AICPA audit and accounting guide for investment companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(6)  Portfolio turnover rate excluding in-kind transactions was 52%.

The accompanying notes are an integral part of these financial statements.

Barclays Global Investors Funds
Financial Highlights (Continued)
For a Share Outstanding Throughout Each Period

                                                                       Lifepath 2010 Portfolio Class I
                                      ----------------------------------------------------------------------------------------------
                                                Six
                                       Months Ended
                                      Aug. 31, 2002        Year Ended        Year Ended     Year Ended     Year Ended     Year Ended
                                        (Unaudited)     Feb. 28, 2002     Feb. 28, 2001  Feb. 29, 2000  Feb. 28, 1999  Feb. 28, 1998
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $     11.85        $     12.46        $    13.49     $    14.29     $    13.90    $    12.46
                                       -----------        -----------        ----------     ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.12               0.31(5)           0.41           0.42           0.38          0.40
  Net realized and unrealized gain
    (loss) on investments                    (0.78)             (0.46)(5)         (0.16)          0.71           1.01          1.87
                                       -----------        -----------        ----------     ----------     ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS             (0.66)             (0.15)             0.25           1.13           1.39          2.27
                                       -----------        -----------        ----------     ----------     ----------    ----------
LESS DISTRIBUTIONS FROM:
  Net investment income                      (0.13)             (0.33)            (0.41)         (0.42)         (0.38)        (0.40)
  Net realized gain                             --              (0.13)            (0.87)         (1.51)         (0.62)        (0.43)
                                       -----------        -----------        ----------     ----------     ----------    ----------
TOTAL DISTRIBUTIONS                          (0.13)             (0.46)            (1.28)         (1.93)         (1.00)        (0.83)
                                       -----------        -----------        ----------     ----------     ----------    ----------
NET ASSET VALUE, END OF PERIOD         $     11.06        $     11.85        $    12.46     $    13.49     $    14.29    $    13.90
                                       ===========        ===========        ==========     ==========     ==========    ==========
TOTAL RETURN                                 (5.65)%(1)         (1.13)%            1.73%          7.92%         10.19%        18.73%
                                       ===========        ===========        ==========     ==========     ==========    ==========
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)     $   112,205        $   108,601      $     89,988     $   88,715     $  132,798    $  112,436
  Ratio of expenses to
    average net assets(3)                     0.85%(2)           0.89%             0.95%          0.95%          0.95%         0.95%
  Ratio of net investment
    income to average net assets(3)           2.09%(2)           2.59%(5)          3.09%          2.80%          2.73%         3.09%
  Portfolio turnover rate(4)                    43%                86%(6)            54%            49%            38%           46%
------------------------------------------------------------------------------------------------------------------------------------

                                      Lifepath 2010 Portfolio Class R
                                      -------------------------------
                                                      For the Period
                                                     Mar. 7, 2002(7)
                                                    To Aug. 31, 2002
                                                         (Unaudited)
--------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $          11.98
                                                    ----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.09
  Net realized and unrealized loss on investments              (1.10)
                                                    ----------------
TOTAL FROM INVESTMENT OPERATIONS                               (1.01)
                                                    ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                        (0.10)
                                                    ----------------
TOTAL DISTRIBUTIONS                                            (0.10)
                                                    ----------------
NET ASSET VALUE, END OF PERIOD                      $          10.87
                                                    ================
TOTAL RETURN                                                   (8.51)%(1)(8)
                                                    ================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                  $             28
  Ratio of expenses to average net assets(3)                    1.42%(2)
  Ratio of net investment income to average net
    assets(3)                                                   1.51%(2)
  Portfolio turnover rate(4)                                      43%
--------------------------------------------------------------------

(1)  Not annualized.
(2)  Annualized.
(3) These ratios include expenses charged to the corresponding master portfolio.
(4) Represents the portfolio turnover rate of each portfolio's corresponding master portfolio.
(5) Effective March 1, 2001 the portfolio adopted the provisions of the revised AICPA audit and accounting guide for investment companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. the adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(6)  Portfolio turnover rate excluding in-kind transactions was 48%.
(7)  Commencement of operations.
(8) Total returns are calculated from an inception date of March 7, 2002, the date of seeding by investors.

The accompanying notes are an integral part of these financials statements.

Barclays Global Investors Funds
Financial Highlights (Continued)
For a Share Outstanding Throughout Each Period

                                               Lifepath 2020 Portfolio Class I
---------------------------------------------------------------------------------------------------------------------------------
                                         Six
                                Months Ended
                               Aug. 31, 2002       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                 (Unaudited)    Feb. 28, 2002    Feb. 28, 2001    Feb. 29, 2000    Feb. 28, 1999    Feb. 28, 1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                    $     13.52       $    14.55       $    16.18       $    16.38       $    15.73       $    13.40
                               -----------       ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income               0.11             0.23(5)          0.31             0.32             0.31             0.33
  Net realized and
    unrealized gain (loss)
    on investments                   (1.32)           (1.02)(5)        (0.83)            1.47             1.58             2.84
                               -----------       ----------       ----------       ----------       ----------       ----------
TOTAL FROM INVESTMENT
  OPERATIONS                         (1.21)           (0.79)           (0.52)            1.79             1.89             3.17
                               -----------       ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS FROM:
  Net investment income              (0.11)           (0.24)           (0.31)           (0.32)           (0.31)           (0.33)
  Net realized gain                     --            (0.00)(6)        (0.80)           (1.67)           (0.93)           (0.51)
                               -----------       ----------       ----------       ----------       ----------       ----------
TOTAL DISTRIBUTIONS                  (0.11)           (0.24)           (1.11)           (1.99)           (1.24)           (0.84)
                               -----------       ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF
  PERIOD                       $     12.20       $    13.52       $    14.55       $    16.18       $    16.38       $    15.73
                               ===========       ==========       ==========       ==========       ==========       ==========
TOTAL RETURN                         (8.99)%(1)       (5.44)%          (3.54)%          10.84%           12.42%           24.25%
                               ===========       ==========       ==========       ==========       ==========       ==========
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $   270,051       $  319,935       $  182,807       $  143,052       $  166,130       $  148,197
  Ratio of expenses to
    average net assets(3)             0.85%(2)         0.89%            0.95%            0.95%            0.95%            0.95%
  Ratio of net investment
    income to average net
    assets(3)                         1.73%(2)         1.74%(5)         1.99%            1.87%            1.91%            2.28%
  Portfolio turnover

    rate(4)                             43%              86%(7)           39%              43%              36%              41%
---------------------------------------------------------------------------------------------------------------------------------

Lifepath 2020 Portfolio Class R
--------------------------------------------------------------------------------
                                                                  For the Period
                                                                 Mar. 7, 2002(8)
                                                                to Aug. 31, 2002
                                                                     (Unaudited)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $          13.45
                                                                ----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                     0.07
  Net realized and unrealized loss on investments                          (1.73)
                                                                ----------------
TOTAL FROM INVESTMENT OPERATIONS                                           (1.66)
                                                                ----------------
LESS DISTRIBUTIONS FROM:
  Net investment income                                                    (0.08)
                                                                ----------------
TOTAL DISTRIBUTIONS                                                        (0.08)
                                                                ----------------
NET ASSET VALUE, END OF PERIOD                                  $          11.71
                                                                ================
TOTAL RETURN                                                              (12.41)%(1)(9)
                                                                ================
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $            174
  Ratio of expenses to average net assets(3)                                1.43%(2)
  Ratio of net investment income to average net assets(3)                   1.14%(2)
  Portfolio turnover rate(4)                                                  43%
--------------------------------------------------------------------------------

(1)  Not annualized.
(2)  Annualized.
(3) These ratios include expenses charged to the corresponding master portfolio.
(4) Represents the portfolio turnover rate of each portfolio's corresponding master portfolio.
(5) Effective March 1, 2001, the portfolio adopted the provisions of the revised AICPA audit and accounting guide for investment companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(6)  Rounds to less than $0.01.
(7)  Portfolio turnover rate excluding in-kind transactions was 35%.
(8)  Commencement of operations.
(9) Total returns are calculated from an inception date of March 7, 2002, the date of seeding by investors.

The accompanying notes are an integral part of these financials statements.

Barclays Global Investors Funds
Financial Highlights (Continued)
For a Share Outstanding Throughout Each Period

                                             Lifepath 2030 Portfolio Class I
-----------------------------------------------------------------------------------------------------------------------
                                     Six
                            Months Ended
                           Aug. 31, 2002       Year Ended       Year Ended     Year Ended     Year Ended     Year Ended
                             (Unaudited)    Feb. 28, 2002    Feb. 28, 2001  Feb. 29, 2000  Feb. 28, 1999  Feb. 28, 1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $     13.69      $      15.77     $      17.84   $      18.57   $      17.39   $      14.17
                           -----------      ------------     ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income           0.09              0.18(5)          0.23           0.26           0.24           0.26
  Net realized and
    unrealized gain
    (loss) on investments        (1.61)            (1.48)(5)        (1.22)          2.22           2.06           3.65
                           -----------      ------------     ------------   ------------   ------------   ------------
TOTAL FROM INVESTMENT
  OPERATIONS                     (1.52)            (1.30)           (0.99)          2.48           2.30           3.91
                           -----------      ------------     ------------   ------------   ------------   ------------
LESS DISTRIBUTIONS FROM:
  Net investment income          (0.09)            (0.19)           (0.23)         (0.26)         (0.24)         (0.26)
  Net realized gain                 --             (0.59)           (0.85)         (2.95)         (0.88)         (0.43)
                           -----------      ------------     ------------   ------------   ------------   ------------
TOTAL DISTRIBUTIONS              (0.09)            (0.78)           (1.08)         (3.21)         (1.12)         (0.69)
                           -----------      ------------     ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF
  PERIOD                   $     12.08      $      13.69     $      15.77   $      17.84   $      18.57   $      17.39
                           ===========      ============     ============   ============   ============   ============
TOTAL RETURN                    (11.16)%(1)        (8.25)%          (5.99)%        13.04%         13.55%         28.22%
                           ===========      ============     ============   ============   ============   ============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000s)          $   100,244      $    108,538     $     79,665   $     84,016   $    116,729   $     95,309
  Ratio of expenses to
    average net assets(3)         0.85%(2)          0.89%            0.95%          0.95%          0.95%          0.95%
  Ratio of net investment
    income to average net
    assets(3)                     1.43%(2)          1.25%(5)         1.32%          1.32%          1.35%          1.72%
  Portfolio turnover
    rate(4)                         41%               53%(6)           27%            26%            19%            27%
-----------------------------------------------------------------------------------------------------------------------

                                             Lifepath 2040 Portfolio Class I
-----------------------------------------------------------------------------------------------------------------------
                                     SIX
                            MONTHS ENDED
                           AUG. 31, 2002       YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                             (UNAUDITED)    FEB. 28, 2002    FEB. 28, 2001  FEB. 29, 2000  FEB. 28, 1999  FEB. 28, 1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD      $     14.73      $      16.74     $      20.64   $      20.25   $      18.77   $      15.21
                           -----------      ------------     ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income           0.08              0.10(5)          0.11           0.13           0.14           0.18
  Net realized and
    unrealized gain
    (loss) on investments        (2.03)            (1.93)(5)        (2.20)          3.18           2.67           4.41
                           -----------      ------------     ------------   ------------   ------------   ------------
TOTAL FROM INVESTMENT
  OPERATIONS                     (1.95)            (1.83)           (2.09)          3.31           2.81           4.59
                           -----------      ------------     ------------   ------------   ------------   ------------
LESS DISTRIBUTIONS FROM:
  Net investment income          (0.07)            (0.10)           (0.10)         (0.13)         (0.14)         (0.19)
  Net realized gain                 --             (0.08)           (1.71)         (2.79)         (1.19)         (0.84)
                           -----------      ------------     ------------   ------------   ------------   ------------
TOTAL DISTRIBUTIONS              (0.07)            (0.18)           (1.81)         (2.92)         (1.33)         (1.03)
                           -----------      ------------     ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF
  PERIOD                   $     12.71      $      14.73     $      16.74   $      20.64   $      20.25   $      18.77
                           ===========      ============     ============   ============   ============   ============
TOTAL RETURN                    (13.30)%(1)       (10.89)%         (10.81)%        16.01%         15.35%         30.95%
                           ===========      ============     ============   ============   ============   ============
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000s)          $    74,712      $     84,961     $     97,863   $    122,683   $    163,883   $    126,601
  Ratio of expenses to
    average net assets(3)         0.85%(2)          0.90%            0.95%          0.95%          0.95%          0.95%
  Ratio of net investment
    income to average net
    assets(3)                     1.09%(2)          0.64%(5)         0.50%          0.59%          0.72%          1.04%
  Portfolio turnover
    rate(4)                         38%               15%(6)           20%            29%            19%            34%
-----------------------------------------------------------------------------------------------------------------------

(1)  Not annualized.
(2)  Annualized.
(3) These ratios include expenses charged to the corresponding master portfolio.
(4) Represents the portfolio turnover rate of each portfolio's corresponding master portfolio.
(5) Effective March 1, 2001, the portfolio adopted the provisions of the revised AICPA audit and accounting guide for investment companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratios and per share data for the year ended February 28, 2002. Ratios and per share data for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(6) Portfolio turnover rates excluding in-kind transactions were 25% for the Lifepath 2030 Portfolio Class I and 15% for the Lifepath 2040 Portfolio Class I.

The accompanying notes are an integral part of these financials statements.

Barclays Global Investors Funds
Notes to the Financial Statements (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

    Barclays Global Investors Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Trust, formerly known as Barclays Global Investors Funds, Inc., was redomiciled from a Maryland corporation to a Delaware business trust effective January 11, 2002. The Trust currently offers the following diversified funds: the Asset Allocation, Bond Index, Institutional Money Market, Money Market and S&P 500 Stock Funds, and the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Portfolios.

    These financial statements relate only to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios (each, a "Portfolio", collectively, the "Portfolios").

   The Portfolios offer two classes of shares: Class I and Class R Shares. Both classes of shares have equal rights to assets and earnings, and differ principally in that the Class R shares have an initial sales charge and also bear distribution fees.

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  INVESTMENT POLICY AND SECURITY VALUATION

    Each Portfolio invests all of its assets in a separate series (each a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Portfolio bearing the corresponding name. The value of each Portfolio's investment in its corresponding Master Portfolio reflects that Portfolio's interest in the net assets of that Master Portfolio (88.17%, 88.27%, 92.22%, 90.31% and 88.68% for
the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios, respectively, as of August 31, 2002). The method by which MIP values its securities is discussed in Note 1 of MIP's Notes to the Financial Statements, which are included elsewhere in this report.

    The performance of each Portfolio is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Each Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio. In addition, each Portfolio accrues its own expenses. Net investment income, common fund expenses and realized and unrealized gains and losses are allocated among the classes of shares of each Portfolio based on the relative net assets of each class. Dividends are determined separately for each class based on income and expenses allocable to each class.

  DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

    Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Portfolios.

  FEDERAL INCOME TAXES

    Each Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each Portfolio to continue to qualify as a "regulated investment company" by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account any capital loss carryforwards)

Barclays Global Investors Funds
Notes to the Financial Statements (Unaudited) (Continued)

sufficient to relieve it from all, or substantially all, federal income and excise taxes. If so qualified, a Portfolio will not be subject to federal income tax to the extent it distributes its net income to shareholders. Accordingly, no provision for federal income taxes was required for the six months ended August 31, 2002.

    At December 31, 2001, the Portfolios' tax year end, the LifePath 2020 Portfolio and the LifePath 2040 Portfolio had tax basis net capital loss carryforwards of $1,968,165 and $1,548,612, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration date (December 31, 2009), whichever occurs first.

    At February 28, 2002, the components of distributable earnings on a tax basis were as follows:

------------------------------------------------------------------------------------
                                                       Undistributed           Total
                                       Undistributed       Long Term   Distributable
Portfolio                            Ordinary Income     Gain (Loss)        Earnings
------------------------------------------------------------------------------------
LifePath Income Portfolio            $       189,388  $       77,387  $      266,775
LifePath 2010 Portfolio                      401,632         429,373         831,005
LifePath 2020 Portfolio                      860,088        (654,583)        205,505
LifePath 2030 Portfolio                      214,229         383,496         597,725
LifePath 2040 Portfolio                       90,760      (2,225,789)     (2,135,029)
------------------------------------------------------------------------------------

   The tax character of distributions paid for the year ended February 28, 2002 was as follows:

                                                                         Per
Portfolio                                                   Amount      Share
-----------------------------------------------------------------------------
LIFEPATH INCOME PORTFOLIO
Distributions paid from:
  Ordinary Income                                       $1,131,313      $0.35
  Long-Term Capital Gain                                   222,480       0.07
                                                        ----------      -----
Total Distributions                                     $1,353,793      $0.42
                                                        ==========      =====

LIFEPATH 2010 PORTFOLIO
Distributions paid from:
  Ordinary Income                                       $2,850,309      $0.34
  Long-Term Capital Gain                                 1,119,827       0.12
                                                        ----------      -----
Total Distributions                                     $3,970,136      $0.46
                                                        ==========      =====

LIFEPATH 2020 PORTFOLIO
Distributions paid from:
  Ordinary Income                                       $5,456,953      $0.24
  Long-Term Capital Gain                                    59,612       0.00(1)
                                                        ----------      -----
Total Distributions                                     $5,516,565      $0.24
                                                        ==========      =====

LIFEPATH 2030 PORTFOLIO
Distributions paid from:
  Ordinary Income                                       $1,380,704      $0.20
  Long-Term Capital Gain                                 4,413,993       0.58
                                                        ----------      -----
Total Distributions                                     $5,794,697      $0.78
                                                        ==========      =====

LIFEPATH 2040 PORTFOLIO
Distributions paid from:
  Ordinary Income                                       $  594,288      $0.10
  Long-Term Capital Gain                                   458,104       0.08
                                                        ----------      -----
Total Distributions                                     $1,052,392      $0.18
                                                        ==========      =====

(1)  Rounds to less than $0.01

Barclays Global Investors Funds
Notes to the Financial Statements (Unaudited) (Continued)

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Portfolios. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Portfolios. IBT also serves as the transfer agent and dividend disbursement agent for the Portfolios.

Stephens Inc. ("Stephens") is the Portfolios' distributor. The Portfolios have adopted a plan pursuant to Rule 12b-1 of the 1940 Act, which authorizes the Portfolios to pay expenses relating to the distribution of its Class R shares. Effective July 1, 2002, under the plan, Stephens is entitled to receive a fee for these services of 0.25% of the average daily net asset of each Portfolio's Class R shares. Prior to July 1, 2002, Stephens was entitled to receive a fee of 0.75% from each Portfolio's Class R shares. Class I shareholders do not pay any fees for distribution services. The LifePath 2010 and LifePath 2020 Portfolios paid $82 and $521, respectively, in distribution expenses for the six months ended August 31, 2002.

The Trust has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Portfolios, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Portfolios' ordinary operating expenses, excluding, generally, advisory fees, distribution fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administration duties to sub-administrators. BGI and Stephens are entitled to receive for these administration services a combined fee (expressed as a percentage of average daily net assets) of 0.50% from each Portfolio.

Certain officers and trustees of the Trust are also officers of Stephens and BGI. As of August 31, 2002, these officers of Stephens and BGI collectively owned less than 1% of the outstanding shares of each Portfolio.

3.  CAPITAL SHARE TRANSACTIONS

As of August 31, 2002, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares for the Portfolios were as follows:

------------------------------------------------------------------------------------------------------
                                                      For the                       For the
                                                    Period Ended                   Year Ended
                                                  August 31, 2002              February 28, 2002
                                            ----------------------------  ----------------------------
Portfolio                                        Shares           Amount       Shares           Amount
------------------------------------------------------------------------------------------------------
LIFEPATH INCOME PORTFOLIO
CLASS I SHARES:
  Shares sold                                 1,384,219     $ 14,314,460    1,847,700     $ 19,731,124
  Shares issued in
    reinvestment of dividends                    50,232          526,901      127,274        1,350,246
  Shares redeemed                              (984,806)     (10,217,658)  (1,530,208)     (16,322,558)
                                            -----------     ------------  -----------     ------------
Net increase                                    449,645     $  4,623,703      444,766     $  4,758,812
                                            ===========     ============  ===========     ============
LIFEPATH 2010 PORTFOLIO
CLASS I SHARES:
  Shares sold                                 2,566,937     $ 29,761,782    4,921,447     $ 59,184,328
  Shares issued in
    reinvestment of dividends                   103,878        1,212,879      329,114        3,943,544
  Shares redeemed                            (1,685,654)     (19,298,083)  (3,307,156)     (40,091,401)
                                            -----------     ------------  -----------     ------------
Net increase                                    985,161     $ 11,676,578    1,943,405     $ 23,036,471
                                            ===========     ============  ===========     ============
CLASS R SHARES:
  Shares sold                                     2,569     $     30,692           --     $         --
  Shares issued in
    reinvestment of dividends                        21              247           --               --
  Shares redeemed                                    --               --           --               --
                                            -----------     ------------  -----------     ------------
Net increase                                      2,590     $     30,939           --     $         --
                                            ===========     ============  ===========     ============
------------------------------------------------------------------------------------------------------

Barclays Global Investors Funds
Notes to the Financial Statements (Unaudited) (Continued)

--------------------------------------------------------------------------------------------------------
                                                        For the                       For the
                                                      Period Ended                   Year Ended
                                                    August 31, 2002              February 28, 2002
                                              ----------------------------  ----------------------------
Portfolio                                          Shares           Amount       Shares           Amount
--------------------------------------------------------------------------------------------------------
LIFEPATH 2020 PORTFOLIO
CLASS I SHARES:
  Shares sold                                   3,630,609     $ 48,564,023   16,503,097     $232,961,306
  Shares issued in
    reinvestment of dividends                     197,636        2,620,256      401,414        5,503,683
  Shares redeemed                              (5,360,085)     (71,237,466)  (5,800,325)     (80,589,737)
                                              -----------     ------------  -----------     ------------
Net increase (decrease)                        (1,531,840)    $(20,053,187)  11,104,186     $157,875,252
                                              ===========     ============  ===========     ============
CLASS R SHARES:
  Shares sold                                      14,749     $    197,935           --     $         --
  Shares issued in
    reinvestment of dividends                          90            1,164           --               --
  Shares redeemed                                      --               --           --               --
                                              -----------     ------------  -----------     ------------
Net increase                                       14,839     $    199,099           --     $         --
                                              ===========     ============  ===========     ============
LIFEPATH 2030 PORTFOLIO
CLASS I SHARES:
  Shares sold                                   1,484,887     $ 19,093,784    4,714,637     $ 70,559,568
  Shares issued in
    reinvestment of dividends                      53,609          716,179      412,574        5,760,350
  Shares redeemed                              (1,169,947)     (15,277,541)  (2,249,154)     (33,156,836)
                                              -----------     ------------  -----------     ------------
Net increase                                      368,549     $  4,532,422    2,878,057     $ 43,163,082
                                              ===========     ============  ===========     ============
LIFEPATH 2040 PORTFOLIO
CLASS I SHARES:
  Shares sold                                     991,077     $ 13,714,549    2,047,219     $ 31,978,773
  Shares issued in
    reinvestment of dividends                      27,177          386,047       71,926        1,045,497
  Shares redeemed                                (909,825)     (12,683,138)  (2,195,606)     (34,163,747)
                                              -----------     ------------  -----------     ------------
Net increase (decrease)                           108,429     $  1,417,458      (76,461)    $ (1,139,477)
                                              ===========     ============  ===========     ============
--------------------------------------------------------------------------------------------------------

Lifepath Income Master Portfolio
Schedule of Investments
August 31, 2002 (Unaudited)

Security                             Shares          Value
----------------------------------------------------------

COMMON STOCKS - 39.24%

U.S. COMMON STOCKS - 30.40%

ADVERTISING - 0.07%
Interpublic Group of
  Companies Inc.                        834    $    15,204
Omnicom Group Inc.                      275         16,637
Ventiv Health Inc.(1)                   322            499
                                                    32,340

AEROSPACE / DEFENSE - 0.56%
Boeing Co. (The)                      1,365         50,601
Goodrich (B.F.) Co.                     601         12,543
Lockheed Martin Corp.                   800         50,656
Northrop Grumman Corp.                  346         42,489
Raytheon Co.                            700         24,500
Sequa Corp. "A"(1)                      312         16,639
United Technologies Corp.             1,000         59,390
                                                   256,818

AIRLINES - 0.07%
AMR Corp.(1)                            900          9,171
Midway Airlines Corp.(1)                465             23
Southwest Airlines Co.                1,488         21,144
                                                    30,338

APPAREL - 0.14%
Liz Claiborne Inc.                      530         14,957
Nike Inc. "B"                           676         29,190
Oxford Industries Inc.                  386          8,206
Unifi Inc.(1)                         1,276          9,570
                                                    61,923

AUTO MANUFACTURERS - 0.19%
Ford Motor Company                    2,600         30,602
General Motors Corp. "A"                904         43,265
PACCAR Inc.                             403         14,230
                                                    88,097

AUTO PARTS & EQUIPMENT - 0.03%
Cooper Tire & Rubber Co.                752         15,702
                                                    15,702
BANKS - 2.97%
AmSouth Bancorp                       1,084         24,357
Bank of America Corp.                 2,287        160,273
Bank of New York Co. Inc.
  (The)                               1,286         45,203
Bank One Corp.                        2,231         91,363
BankUnited Financial Corp.
  "A"(1)                                894         15,913
BB&T Corp.                            1,217         46,307
Central Coast Bancorp(1)                335          6,566
Comerica Inc.                           605         35,392
Fifth Third Bancorp                     853         57,305
Firstfed America Bancorp
  Inc.                                  322          7,760
FleetBoston Financial Corp.           1,320         31,852
Golden West Financial Corp.             337         22,913
Hamilton Bancorp Inc.(1)              1,073             43
Huntington Bancshares Inc.            1,417         28,609
ITLA Capital Corp.(1)                   322          9,522
JP Morgan Chase & Co.                 3,037         80,177
Mellon Financial Corp.                  516         14,267
Northern Trust Corp.                    521         22,268
PNC Financial Services Group            686         31,618
Regions Financial Corp.                 790         28,219
SouthTrust Corp.                      1,012         26,555
State Street Corp.                      747         32,360
Sun Bancorp Inc. "B"(1)                 552          7,204
SunTrust Banks Inc.                     557         37,603
Synovus Financial Corp.                 749         18,103
Troy Financial Corp.                    770         21,983
U.S. Bancorp                          3,040         65,330
Union Planters Corp.                    693         21,525
USB Holding Co. Inc.                    432          7,387
Wachovia Corp.                        2,426         89,398
Washington Mutual Inc.                1,800         68,058
Wells Fargo & Company                 2,665        139,086
Wintrust Financial Corp.                629         20,128
WSFS Financial Corp.                  1,037         32,043
Yardville National Bancorp              501          9,910
                                                 1,356,600

BEVERAGES - 0.57%
Brown-Forman Corp. "B"                  223         15,706
Coca-Cola Co. (The)                   2,668        136,068
Coca-Cola Enterprises Inc.              956         19,321
Coors (Adolf) Company "B"               300         18,015
PepsiCo Inc.                          1,871         73,998
                                                   263,108

BIOTECHNOLOGY - 0.25%
Amgen Inc.(1)                         1,889         85,062
Biogen Inc.(1)                          606         20,301
Cellegy Pharmaceuticals
  Inc.(1)                               751          1,832
Integra LifeSciences
  Holdings Corp.(1)                     515          7,962
Nanogen Inc.(1)                         322            696
                                                   115,853

BUILDING MATERIALS - 0.03%
Vulcan Materials Co.                    368         14,359
                                                    14,359

Lifepath Income Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                             Shares          Value
----------------------------------------------------------

CHEMICALS - 0.60%
Airgas Inc.(1)                        1,260    $    19,404
Ashland Inc.                            335          9,601
Dow Chemical Co. (The)                1,200         36,264
Du Pont (E.I.) de Nemours &
  Co.                                 1,294         52,161
Eastman Chemical Co.                    263         11,801
Engelhard Corp.                         593         15,513
Georgia Gulf Corp.                      729         18,589
Grace (W.R.) & Co.(1)                 1,337          2,875
Great Lakes Chemical Corp.              524         15,070
Hercules Inc.(1)                        501          5,260
Mississippi Chemical
  Corp.(1)                            2,825          3,531
Monsanto Co.                            301          5,529
PPG Industries Inc.                     400         22,508
Schulman (A.) Inc.                      676         14,277
Sherwin-Williams Co.                    536         14,472
Sigma-Aldrich Corp.                     350         17,850
Uniroyal Technology Corp.(1)            393             31
Vertex Pharmaceuticals
  Inc.(1)                               410          8,159
                                                   272,895

COMMERCIAL SERVICES - 0.57%
Apollo Group Inc. "A"(1)                800         33,464
Atrix Laboratories Inc.(1)              407          7,122
Block (H & R) Inc.                      418         20,440
Bowne & Co. Inc.                        429          5,191
Cendant Corp.(1)                      1,716         24,556
Charles River Associates
  Inc.(1)                               250          4,277
Consolidated Graphics
  Inc.(1)                               322          5,513
Deluxe Corp.                            394         17,911
Donnelley (R.R.) & Sons Co.             385         10,156
Ecolab Inc.                             302         13,602
Electro Rent Corp.(1)                   286          2,917
Equifax Inc.                            475         11,058
First Consulting Group
  Inc.(1)                               993          7,199
Gevity HR Inc.                           71            231
GSI Commerce Inc.                     1,222          6,208
ICT Group Inc.(1)                       250          4,412
Kendle International Inc.(1)            215          1,763
McKesson Corp.                          595         19,956
Michael Baker Corp.(1)                  537          7,384
Moody's Corp.                           434         20,971
Paychex Inc.                            633         14,812
ProsoftTraining.com(1)                  214             60
Quintiles Transnational
  Corp.(1)                              818          8,205
Quovadx Inc.(1)                         215            473
Stewart Enterprises Inc.
  "A"(1)                              2,900         13,137
                                                   261,018

COMPUTERS - 1.50%
Apple Computer Inc.(1)                  968         14,278
Brocade Communications
  Systems Inc.(1)                       600          8,682
Cisco Systems Inc.(1)                 8,939        123,537
Cognizant Technology
  Solutions Corp.(1)                    179         10,276
Computer Network Technology
  Corp.(1)                            1,158          7,156
Computer Sciences Corp.(1)              419         15,432
Datastream Systems Inc.(1)              393          2,433
Dell Computer Corp.(1)                3,506         93,330
Digimarc Corp.(1)                       507          4,649
Dynamics Research Corp.(1)              365          6,679
Electronic Data Systems
  Corp.                                 871         35,066
EMC Corp.(1)                          3,014         20,375
Enterasys Networks Inc.(1)              314            317
FalconStor Software Inc.(1)             358          1,844
Gateway Inc.(1)                         290          1,015
Hewlett-Packard Co.                   4,535         60,905
Innodata Corp.(1)                       393            428
International Business
  Machines Corp.                      2,244        169,153
Juniper Networks Inc.(1)              1,200          8,724
Lexmark International Group
  Inc. "A"(1)                           400         18,880
MapInfo Corp.(1)                        743          4,636
NCR Corp.(1)                            393         11,043
Network Appliance Inc.(1)               650          6,201
Palm Inc.(1)                            432            328
Performance Technologies
  Inc.(1)                               250            900
RadiSys Corp.(1)                        543          3,910
SCM Microsystems Inc.(1)                543          4,116
Seagate Technology Inc.                 317             --
Secure Computing Corp.(1)               500          2,210
Sun Microsystems Inc.(1)              4,522         16,686
Synopsys Inc.(1)                        285         12,298
Unisys Corp.(1)                         772          6,871
Vasco Data Security
  International Inc.(1)                 501            676
Veritas Software Corp.(1)               920         14,950
                                                   687,984

COSMETICS / PERSONAL CARE - 0.56%
Alberto-Culver Co. "B"                  462         22,758
Avon Products Inc.                      361         17,595
Colgate-Palmolive Co.                   682         37,203
Gillette Co. (The)                    1,300         40,989
International Flavors &
  Fragrances Inc.                       492         15,867
Procter & Gamble Co.                  1,400        124,110
                                                   258,522

DISTRIBUTION / WHOLESALE - 0.17%
Advanced Marketing Services
  Inc.                                  479          6,490
Costco Wholesale Corp.(1)               940         31,405
Daisytek International
  Corp.(1)                              322          4,266
Grainger (W.W.) Inc.                    526         23,696

Lifepath Income Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares          Value
------------------------------------------------------------------

DISTRIBUTION / WHOLESALE (CONTINUED)
Watsco Inc.                                     622    $     9,765
                                                            75,622

DIVERSIFIED FINANCIAL SERVICES - 2.00%
American Express Co.                          1,770         63,826
Capital One Financial Corp.                     343         12,235
Citigroup Inc.                                7,967        260,919
Countrywide Credit
  Industries Inc.                               405         21,258
DVI Inc.(1)                                     515          7,694
Fannie Mae                                    1,065         80,706
Franklin Resources Inc.                         885         30,975
Freddie Mac                                   1,058         67,818
Household International Inc.                    600         21,666
Innotrac Corp.(1)                               536          1,367
Legg Mason Inc.                                 400         19,308
Lehman Brothers Holdings
  Inc.                                          665         37,912
MBNA Corp.                                    1,863         37,633
Merrill Lynch & Co. Inc.                      1,722         62,371
Morgan Stanley                                2,040         87,149
PMC Capital Inc.                                501          2,756
Providian Financial Corp.                       141            801
Schwab (Charles) Corp. (The)                  2,151         19,746
SLM Corp.                                       284         26,029
SoundView Technology Group
  Inc.(1)                                     1,680          2,250
Stifel Financial Corp.                          480          6,240
Stilwell Financial Inc.                         802         11,180
T. Rowe Price Group Inc.                        804         22,745
WFS Financial Inc.(1)                           307          5,894
World Acceptance Corp.(1)                       501          3,883
                                                           914,361

ELECTRIC - 0.74%
AES Corp. (The)(1)                              822          2,482
Ameren Corp.                                    267         11,761
American Electric Power Co.
  Inc.                                          414         14,117
Cinergy Corp.                                   456         15,686
CMS Energy Corp.                                536          5,660
Consolidated Edison Inc.                        191          7,772
Constellation Energy Group
  Inc.                                          460         12,885
Dominion Resources Inc.                         382         23,955
DTE Energy Co.                                  274         11,757
Duke Energy Corp.                             1,123         30,130
Edison International(1)                         885         10,602
Entergy Corp.                                   289         12,193
Exelon Corp.                                    523         24,487
FirstEnergy Corp.                               621         20,493
FPL Group Inc.                                  375         21,405
Mirant Corp.(1)                                 443          1,675
NiSource Inc.                                   760         15,116
PG&E Corp.(1)                                   824          9,352
Pinnacle West Capital Corp.                     400         13,364
Progress Energy Inc.                            551         25,633
Public Service Enterprise
  Group Inc.                                    174          6,125
Reliant Energy Inc.                             819          9,705
Southern Co.                                    970         28,091
Xcel Energy Inc.                                588          5,680
                                                           340,126

ELECTRICAL COMPONENTS & EQUIPMENT - 0.00%
Medis Technologies Ltd.(1)                      215          1,152
                                                             1,152

ELECTRONICS - 0.34%
Agilent Technologies Inc.(1)                    917         12,315
Analogic Corp.                                   72          3,096
Applera Corp. - Applied
  Biosystems Group                              956         18,938
BMC Industries Inc.                           1,215          1,337
Cubic Corp.                                     621         13,053
Evans & Sutherland Computer
  Corp.(1)                                      393          2,358
Johnson Controls Inc.                           438         37,795
Millipore Corp.                                 487         17,186
PCD Inc.(1)                                     286            120
REMEC Inc.(1)                                 1,465          6,036
Solectron Corp.(1)                            1,561          5,807
Thermo Electron Corp.(1)                        683         12,144
Thomas & Betts Corp.                            764         12,339
Watts Industries Inc. "A"                       622         10,916
X-Rite Inc.                                     465          3,697
                                                           157,137

ENERGY & RELATED - 0.00%
Syntroleum Corp.(1)                             286            443
                                                               443

ENGINEERING & CONSTRUCTION - 0.02%
Fluor Corp.                                     276          7,634
Washington Group Warrants
  (Expires 03/11/03)(1)                           4             --
                                                             7,634

ENTERTAINMENT - 0.03%
Penn National Gaming Inc.(1)                    730         13,359
                                                            13,359

ENVIRONMENTAL CONTROL - 0.06%
Allied Waste Industries
  Inc.(1)                                       644          5,609
Waste Management Inc.                           900         22,887
                                                            28,496

FOOD - 0.64%
Albertson's Inc.                                902         23,199

Lifepath Income Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                             Shares          Value
----------------------------------------------------------

FOOD (CONTINUED)
Archer-Daniels-Midland Co.              723    $     8,813
Campbell Soup Co.                       400          9,260
ConAgra Foods Inc.                      832         21,873
General Mills Inc.                      472         19,866
Great Atlantic & Pacific Tea
  Co.(1)                                673          7,073
Heinz (H.J.) Co.                        459         17,336
Hershey Foods Corp.                     228         17,271
Kellogg Co.                             492         15,823
Kroger Co.(1)                         1,033         18,677
Penn Traffic Company
  (The)(1)                              814          5,698
Safeway Inc.(1)                         839         21,663
Sara Lee Corp.                        1,500         27,660
Smucker (J.M.) Co. (The)                416         15,122
SUPERVALU Inc.                          531         11,029
Sysco Corp.                             865         24,531
Winn-Dixie Stores Inc.                  603          9,738
Wrigley (William Jr.) Co.               389         19,804
                                                   294,436

FOREST PRODUCTS & PAPER - 0.16%
Boise Cascade Corp.                     421         11,388
Chesapeake Corp.                        357          7,336
Glatfelter Co.                        2,049         27,969
MeadWestvaco Corp.                      452         10,527
Temple-Inland Inc.                      318         16,266
                                                    73,486

GAS - 0.12%
NICOR Inc.                              624         17,722
Peoples Energy Corp.                    735         24,564
Sempra Energy                           453         10,877
Southwestern Energy Co.(1)              250          2,863
                                                    56,026

HAND / MACHINE TOOLS - 0.14%
Black & Decker Corp.                    513         23,018
Snap-On Inc.                            685         19,358
Stanley Works (The)                     604         21,068
                                                    63,444

HEALTH CARE - 1.54%
Abaxis Inc.(1)                          644          2,054
Advanced Tissue Sciences
  Inc.(1)                               429            463
Aksys Ltd.(1)                           358          2,230
American Retirement Corp.(1)            286            529
Apria Healthcare Group
  Inc.(1)                               787         18,164
Bard (C.R.) Inc.                        351         19,214
Bausch & Lomb Inc.                      352         11,084
Baxter International Inc.               818         29,685
Biomet Inc.                             698         18,748
Boston Scientific Corp.(1)              655         19,093
Cobalt Corp.(1)                         680         12,274
CONMED Corp.(1)                         414          7,874
Cyberonics Inc.(1)                      650         12,025
Cygnus Inc.(1)                        1,501          2,206
Endocardial Solutions
  Inc.(1)                               465          1,321
Flir Systems Inc.(1)                    250          9,488
Genelabs Technologies
  Inc.(1)                               250            705
Guidant Corp.(1)                        542         19,946
HCA Inc.                                900         41,895
Healthsouth Corp.(1)                    911          4,910
Humana Inc.(1)                        1,212         16,120
Johnson & Johnson                     3,518        191,063
Manor Care Inc.(1)                      686         16,080
Matria Healthcare Inc.(1)                89            716
Medtronic Inc.                        1,594         65,641
Ocular Sciences Inc.(1)                 415          9,587
OraSure Technologies Inc.(1)          1,193          4,462
PolyMedica Corp.(1)                     207          5,055
Sierra Health Services
  Inc.(1)                               558         10,781
St. Jude Medical Inc.(1)                438         16,298
Tenet Healthcare Corp.(1)               900         42,453
UnitedHealth Group Inc.                 620         54,777
Urologix Inc.(1)                        143            675
Valentis Inc.(1)                        572            269
Viasys Healthcare Inc.(1)               526          8,548
West Pharmaceutical Services
  Inc.                                  343          8,211
Zimmer Holdings Inc.(1)                 482         17,786
                                                   702,430

HOME BUILDERS - 0.13%
Centex Corp.                            273         13,784
Champion Enterprises Inc.(1)            465          1,246
KB HOME                                 375         17,981
Pulte Homes Inc.                        569         27,164
                                                    60,175

HOME FURNISHINGS - 0.14%
Leggett & Platt Inc.                    864         20,002
Maytag Corp.                            631         20,596
Whirlpool Corp.                         462         25,553
                                                    66,151

HOUSEHOLD PRODUCTS / WARES - 0.24%
American Greetings Corp. "A"            902         15,063
Avery Dennison Corp.                    325         20,514
Central Garden & Pet Co.(1)           1,096         14,818
Clorox Co.                              335         14,425
Enesco Group Inc.(1)                    358          2,570
Fortune Brands Inc.                     400         20,988
Newell Rubbermaid Inc.                  416         14,394
Tupperware Corp.                        452          8,244
                                                   111,016

Lifepath Income Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                             Shares          Value
----------------------------------------------------------

INSURANCE - 1.55%
AFLAC Inc.                            1,000    $    30,610
Allstate Corp. (The)                  1,200         44,664
American International Group
  Inc.                                4,092        256,978
AON Corp.                               423          8,358
Chubb Corp.                             370         22,899
CIGNA Corp.                             413         35,155
Cincinnati Financial Corp.              443         17,600
Hartford Financial Services
  Group Inc.                            540         27,011
LandAmerica Financial Group
  Inc.                                  379         13,720
Lincoln National Corp.                  357         13,227
Marsh & McLennan Companies
  Inc.                                  728         35,417
MBIA Inc.                               322         14,799
MetLife Inc.                          1,300         34,996
MGIC Investment Corp.                   306         18,424
ProAssurance Corp.(1)                   460          7,429
Progressive Corp. (The)                 489         26,284
SAFECO Corp.                            492         16,290
St. Paul Companies Inc.                 566         17,218
Torchmark Corp.                         458         17,106
Travelers Property Casualty
  Corp. "A"                             344          5,408
Travelers Property Casualty
  Corp. "B"                             707         11,517
Vesta Insurance Group                 1,445          4,089
XL Capital Ltd. "A"                     400         29,444
                                                   708,643

IRON / STEEL - 0.02%
United States Steel Corp.               545          7,483
                                                     7,483

LEISURE TIME - 0.19%
Brunswick Corp.                         517         12,641
Carnival Corp. "A"                      947         23,173
Coastcast Corp.                         608          1,338
Harley-Davidson Inc.                    612         30,129
K2 Inc.(1)                              393          3,109
Sabre Holdings Corp.(1)                 542         14,585
                                                    84,975

LODGING - 0.14%
Harrah's Entertainment
  Inc.(1)                               624         29,665
Hilton Hotels Corp.                     915         10,532
Marriott International Inc.
  "A"                                   700         22,911
                                                    63,108
MACHINERY - 0.10%
Briggs & Stratton Corp.                 458         17,977
Dover Corp.                             566         16,261
Flow International Corp.(1)             393          2,122
Gardner Denver Inc.(1)                  215          4,300
Gerber Scientific Inc.(1)               536          1,238
Kadant Inc.(1)                          311          4,740
                                                    46,638

MANUFACTURERS - 1.29%
Crane Co.                               614         14,030
Eaton Corp.                             399         28,225
EnPro Industries Inc.                    60            236
General Electric Co.                 11,724        353,479
Honeywell International Inc.          1,257         37,647
ITT Industries Inc.                     417         28,348
Matrixx Initiatives Inc.                393          3,926
Pall Corp.                              648         10,951
3M Co.                                  500         62,475
Tyco International Ltd.               3,261         51,165
                                                   590,482

MANUFACTURING - 0.06%
Acuity Brands Inc.                    1,216         17,024
ESCO Technologies Inc.(1)               286          8,251
                                                    25,275

MEDIA - 1.17%
AOL Time Warner Inc.(1)               6,862         86,804
Beasley Broadcast Group Inc.
  "A"(1)                                429          5,826
Clear Channel Communications
  Inc.(1)                             1,170         39,991
Comcast Corp. "A"(1)                  1,872         44,610
Dow Jones & Co. Inc.                    359         15,275
Gannett Co. Inc.                        642         48,766
Hollywood Media Corp.(1)                393            483
Knight Ridder Inc.                      380         23,077
Lynch Interactive Corp.(1)               72          1,962
McGraw-Hill Companies Inc.
  (The)                                 444         28,154
Meredith Corp.                          645         25,555
New York Times Co. "A"                  429         20,249
Pulitzer Inc.                           200          8,830
TiVo Inc.(1)                            286          1,164
Tribune Co.                             613         25,568
Viacom Inc. "B"(1)                    2,813        114,489
Walt Disney Co. (The)                 2,955         46,334
                                                   537,137

METAL FABRICATE / HARDWARE - 0.09%
Timken Co. (The)                        516          9,422
Worthington Industries Inc.           1,779         31,577
                                                    40,999

METALS-DIVERSIFIED - 0.04%
Griffon Corp.(1)                        851          9,957

Lifepath Income Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                             Shares          Value
----------------------------------------------------------

METALS-DIVERSIFIED (CONTINUED)
Gulf Island Fabrication
  Inc.(1)                               658    $     7,922
                                                    17,879

MINING - 0.13%
Alcoa Inc.                            1,314         32,968
Newmont Mining Corp.                    511         14,544
Phelps Dodge Corp.                      345         11,147
                                                    58,659

OFFICE / BUSINESS EQUIPMENT - 0.13%
CompX International Inc.                722          7,689
General Binding Corp.(1)                393          6,288
Global Imaging Systems
  Inc.(1)                               465          9,119
Imagistics International
  Inc.(1)                               434          8,203
Pitney Bowes Inc.                       631         22,874
Xerox Corp.(1)                        1,001          7,017
                                                    61,190

OIL & GAS PRODUCERS - 1.61%
Amerada Hess Corp.                      308         22,515
Anadarko Petroleum Corp.                569         25,400
Burlington Resources Inc.               541         20,812
ChevronTexaco Corp.                   1,319        101,075
Conoco Inc.                           1,222         30,000
ConocoPhillips                          732         38,489
Exxon Mobil Corp.                     9,370        332,167
Kerr-McGee Corp.                        435         20,380
Magnum Hunter Resources
  Inc.(1)                             1,930         10,943
Marathon Oil Corp.                      763         18,884
MarkWest Hydrocarbon Inc.(1)            465          2,906
Plains Resource Inc.(1)                 615         14,889
Rowan Companies Inc.(1)               1,160         23,873
South Jersey Industries Inc.            372         12,298
Sunoco Inc.                             409         14,511
Transocean Inc.                         965         23,643
Unocal Corp.                            709         23,447
                                                   736,232

OIL & GAS SERVICES - 0.21%
Baker Hughes Inc.                     1,222         33,605
Halliburton Co.                       1,045         15,884
Lufkin Industries Inc.                  250          7,025
Schlumberger Ltd.                       944         40,724
                                                    97,238

PACKAGING & CONTAINERS - 0.17%
AEP Industries Inc.(1)                   72          2,664
Ball Corp.                              504         25,104
Bemis Co.                               315         16,689
Pactiv Corp.(1)                       1,555         28,239
Sealed Air Corp.(1)                     292          4,523
                                                    77,219

PHARMACEUTICALS - 2.10%
Abbott Laboratories                   1,945         77,858
Antigenics Inc.(1)                    1,079          9,526
Barr Laboratories Inc.(1)               291         20,577
Bristol-Myers Squibb Co.              2,422         60,429
Cardinal Health Inc.                    738         47,852
Corixa Corp.(1)                       1,600          9,840
Corvas International Inc.(1)            429            596
Genzyme Corp. - Molecular
  Oncology(1)                           358            623
Hyseq Inc.(1)                           215            428
InKine Pharmaceutical Co.
  Inc.(1)                               286            352
King Pharmaceuticals Inc.(1)            600         12,786
La Jolla Pharmaceutical
  Co.(1)                              1,365          6,661
Lilly (Eli) and Co.                   1,370         79,529
Merck & Co. Inc.                      2,775        140,193
MGI Pharma Inc.(1)                    1,322         10,298
NaPro BioTherapeutics
  Inc.(1)                             1,158          2,200
Orphan Medical Inc.(1)                  322          2,257
Penwest Pharmaceuticals
  Co.(1)                                550          6,468
Pfizer Inc.                           7,685        254,220
Pharmacia Corp.                       1,770         77,349
Schering-Plough Corp.                 1,966         45,375
Texas Biotech Corp.(1)                  429          1,094
Twinlab Corp.(1)                        393            149
VaxGen Inc.(1)                          715          7,264
Watson Pharmaceuticals
  Inc.(1)                               575         13,409
Wyeth                                 1,671         71,519
                                                   958,852

PIPELINES - 0.05%
Dynegy Inc. "A"                         400            832
El Paso Corp.                         1,166         19,717
Williams Companies Inc.                 768          2,473
                                                    23,022

PUBLISHING - 0.00%
Golden Books Family
  Entertainment Inc.
  Warrants (Expires
  01/27/03)                               1             --
                                                        --

REAL ESTATE - 0.30%
Aegis Realty Inc.                     1,910         20,017
Annaly Mortgage Management
  Inc.                                1,937         39,379
Boykin Lodging Co.                      787          7,240
Entertainment Properties
  Trust                               1,651         37,560
Mid Atlantic Realty Trust             1,937         31,476

Lifepath Income Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                             Shares          Value
----------------------------------------------------------

REAL ESTATE (CONTINUED)
National Golf Properties
  Inc.                                  165    $     1,650
                                                   137,322

REAL ESTATE INVESTMENT TRUSTS - 0.07%
Mid-America Apartment
  Communities Inc.                    1,200         30,240
                                                    30,240

RETAIL - 2.11%
AG Services of America
  Inc.(1)                               143          1,516
AutoZone Inc.(1)                        245         17,726
Bed Bath & Beyond Inc.(1)               479         15,357
Best Buy Co. Inc.(1)                    427          9,052
Big Lots Inc.                           400          6,740
Brookstone Inc.(1)                      179          1,978
Circuit City Stores Inc.                623          8,685
Cost Plus Inc.(1)                       307          7,506
CVS Corp.                               816         23,982
Darden Restaurants Inc.                 706         18,095
Dillards Inc. "A"                       385          9,456
Dollar General Corp.                    601          9,003
eBay Inc.(1)                            500         28,260
Fred's Inc.                             268          8,978
Gap Inc. (The)                        1,214         14,240
Gart Sports Co.(1)                      277          5,570
Golden State Bancorp Inc.(1)            200            234
Gottschalks Inc.(1)                     501          1,077
Hancock Fabrics Inc.                    429          6,242
Home Depot Inc.                       2,765         91,051
Jill (J.) Group Inc.
  (The)(1)                              268          6,713
Kohls Corp.(1)                          720         50,198
Limited Brands Inc.                     885         13,532
Longs Drug Stores Corp.                 560         14,000
Lowe's Companies Inc.                   932         38,566
MarineMax Inc.(1)                       358          4,010
May Department Stores Co.
  (The)                                 500         14,665
McDonald's Corp.                      1,822         43,291
Movie Gallery Inc.(1)                   562          7,801
Nordstrom Inc.                          548         10,593
Office Depot Inc.(1)                    542          7,003
1-800-CONTACTS INC.(1)                  543          5,566
1-800-FLOWERS.COM Inc.(1)               358          3,544
PC Connection Inc.(1)                   143            851
PriceSmart Inc.(1)                       72          1,858
RadioShack Corp.                        283          6,167
Sears, Roebuck and Co.                  500         22,755
ShopKo Stores Inc.(1)                   650          9,334
Staples Inc.(1)                         990         13,761
Target Corp.                          1,046         35,773
TJX Companies Inc.                      884         17,486
Ultimate Electronics Inc.(1)            343          3,773
United Auto Group Inc.(1)               179          2,848
Value City Department Stores
  Inc.(1)                               286            658
Walgreen Co.                          1,347         46,808
Wal-Mart Stores Inc.                  5,198        277,989
Wendy's International Inc.              583         20,819
Whitehall Jewellers Inc.(1)             215          2,518
                                                   967,628

SEMICONDUCTORS - 0.90%
Advanced Micro Devices
  Inc.(1)                             1,208         10,691
Agere Systems Inc.(1)                    47             75
Agere Systems Inc. "B"                1,153          1,776
Altera Corp.(1)                       1,179         12,627
Analog Devices Inc.(1)                  844         20,340
Applied Materials Inc.(1)             2,574         34,389
Applied Micro Circuits
  Corp.(1)                              586          2,256
Broadcom Corp. "A"(1)                   779         12,846
Integrated Device Technology
  Inc.(1)                               600          7,938
Intel Corp.                           8,292        138,228
Linear Technology Corp.                 852         22,339
LSI Logic Corp.(1)                    1,227          8,994
Maxim Integrated Products
  Inc.(1)                               786         24,845
Micron Technology Inc.(1)             1,426         24,599
Mykrolis Corp.(1)                       658          4,777
PMC-Sierra Inc.(1)                      700          4,907
QLogic Corp.(1)                         400         13,420
Teradyne Inc.(1)                        594          7,514
Texas Instruments Inc.                2,323         45,763
Xilinx Inc.(1)                          653         12,616
                                                   410,940

SOFTWARE - 1.38%
Actuate Corp.(1)                        250            572
Adobe Systems Inc.                      503         10,111
Akamai Technologies Inc.(1)           2,100          1,995
Alico Inc.                              215          6,130
Automatic Data Processing
  Inc.                                1,089         41,132
BMC Software Inc.(1)                    804         11,176
BroadVision Inc.                         43            106
Centra Software Inc.(1)                 679            937
Certegy Inc.(1)                         437         14,360
Computer Associates
  International Inc.                  1,146         12,835
Compuware Corp.(1)                    1,111          4,033
EXE Technologies Inc.(1)                250            263
F5 Networks Inc.(1)                     500          6,250
First Data Corp.                        960         33,360
IMS Health Inc.                         775         13,485
Intuit Inc.(1)                          400         17,852
Microsoft Corp.(1)                    6,656        326,943
Novell Inc.(1)                          402          1,045
Oracle Corp.(1)                       6,962         66,766
PeopleSoft Inc.(1)                    1,000         16,080
Per-Se Technologies Inc.(1)             429          3,677
Rational Software Corp.(1)            1,200          8,160

Lifepath Income Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                             Shares          Value
----------------------------------------------------------

SOFTWARE (CONTINUED)
Siebel Systems Inc.(1)                  722    $     6,115
SkillSoft Corp.(1)                      872          8,990
Synplicity Inc.(1)                      107            536
Vastera Inc.(1)                         579          1,390
Websense Inc.(1)                        400          6,816
Yahoo! Inc.(1)                        1,136         11,689
                                                   632,804

TELECOMMUNICATION EQUIPMENT - 0.26%
ADC Telecommunications
  Inc.(1)                               682            873
Andrew Corp.(1)                         683          6,823
Avanex Corp.(1)                       2,200          4,664
Avaya Inc.(1)                           712          1,495
CIENA Corp.(1)                          500          2,030
Comverse Technology Inc.(1)             507          4,147
JDS Uniphase Corp.(1)                 2,158          5,805
Lucent Technologies Inc.(1)           4,361          7,545
Motorola Inc.                         3,669         44,028
NMS Communications Corp.(1)             465            791
QUALCOMM Inc.(1)                      1,151         31,894
Sorrento Networks Corp.(1)              358            243
Tellabs Inc.(1)                         573          3,237
Terayon Communication
  Systems Inc.(1)                       600          1,878
Tollgrade Communications
  Inc.(1)                               443          5,095
                                                   120,548

TELECOMMUNICATIONS - 0.43%
Anaren Microwave Inc.(1)              1,015          9,896
AT&T Wireless Services
  Inc.(1)                             3,289         16,248
Catapult Communications
  Corp.(1)                              679          7,924
Celeritek Inc.(1)                       450          3,501
Channell Commercial Corp.(1)            465          1,553
Choice One Communications
  Inc.(1)                               250            125
Corning Inc.(1)                         745          1,490
ITC/DeltaCom Inc.(1)                    965             58
Leap Wireless International
  Inc.(1)                               500            195
LightPath Technologies Inc.
  "A"(1)                                322            167
Nextel Communications Inc.
  "A"(1)                              1,421         10,814
NTELOS Inc.(1)                          600            306
Qwest Communications
  International Inc.                  2,119          6,887
Sprint Corp. (PCS Group)(1)           1,659          6,570
Verizon Communications Inc.           4,247        131,657
                                                   197,391

TELEPHONE - 0.72%
Alltel Corp.                            961         40,420
AT&T Corp.                            5,442         66,501
BellSouth Corp.                       2,744         63,990
CenturyTel Inc.                         507         13,714
SBC Communications Inc.               5,207        128,821
Sprint Corp. (FON Group)              1,551         17,992
                                                   331,438

TEXTILES - 0.01%
Interface Inc. "A"                      536          2,664
WestPoint Stevens Inc.                  572          1,024
                                                     3,688

TOBACCO - 0.35%
Philip Morris Companies Inc.          2,509        125,450
UST Inc.                              1,040         36,098
                                                   161,548

TOYS / GAMES / HOBBIES - 0.06%
Hasbro Inc.                             703          9,244
Mattel Inc.                             695         13,504
Topps Co. (The)(1)                      536          4,717
                                                    27,465

TRANSPORTATION - 0.11%
FedEx Corp.(1)                        1,100         52,085
Morgan Group Holding Co.(1)              72             14
                                                    52,099

TRUCKING & LEASING - 0.05%
Ryder System Inc.                       783         20,468
Willis Lease Finance
  Corp.(1)                              393          1,434
                                                    21,902

WATER - 0.02%
American States Water Co.               364          8,736
                                                     8,736

TOTAL U.S. COMMON STOCKS
(Cost: $15,884,006)                             13,919,831

INTERNATIONAL COMMON STOCKS - 8.84%

AUSTRALIA - 0.21%
Coles Myer Ltd. ADR                     384          9,704
National Australia Bank ADR             416         39,828
News Corporation Ltd. ADR               348          7,482
Rio Tinto PLC ADR                       368         26,202
Westpac Banking Corp. ADR               240          9,960
                                                    93,176

CANADA - 0.10%
Alcan Ltd.                                1             14
Barrick Gold Corp.                    1,425         22,900

Lifepath Income Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                             Shares          Value
----------------------------------------------------------

CANADA (CONTINUED)
Inco Ltd.(1)                            695    $    12,503
Nortel Networks Corp.(1)              3,857          4,050
Placer Dome Inc.                        401          3,998
TLC Vision Corp.                        407            659
                                                    44,124

DENMARK - 0.17%
Novo-Nordisk A/S ADR                  1,945         58,797
TDC A/S ADR                           1,244         17,093
                                                    75,890

FINLAND - 0.31%
Avesta Polarit OYJ                      471          3,026
Outokumpu OYJ                         5,474         58,569
Rautaruukki OYJ                      18,768         78,593
                                                   140,188

FRANCE - 0.68%
Alcatel SA ADR                        1,516          7,625
Aventis SA ADR                          766         45,087
AXA-UAP ADR                           1,699         23,276
BNP Paribas SA                          839         39,133
France Telecom SA ADR                   258          3,284
LVMH Moet-Hennessy Louis
  Vuitton ADR                         1,909         16,131
Renault SA                            1,792         86,641
Total Fina SA ADR                       989         70,535
Vivendi Universal SA                    595          7,469
Vivendi Universal SA ADR                270          3,499
                                                   302,680

GERMANY - 0.37%
DaimlerChrysler AG                    1,120         48,003
Deutsche Telekom AG ADR               1,426         15,686
E.ON AG                               1,093         56,318
SAP AG ADR                              451          8,682
Siemens AG                              919         43,315
                                                   172,004

HONG KONG - 0.09%
Cheung Kong (Holdings) Ltd.           6,000         42,885
                                                    42,885

IRELAND - 0.08%
Allied Irish Banks PLC ADR            1,380         35,783
                                                    35,783

ITALY - 0.23%
Benetton Group SpA ADR                  865         20,111
ENI-Ente Nazionale
  Idrocarburi SpA ADR                   279         21,037
Fiat SpA ADR                            819          9,353
San Paolo-IMI SpA ADR                 1,098         18,457
Seat-Pagine Gialle SpA(1)            60,712         37,868
                                                   106,826

JAPAN - 1.88%
Canon Inc.                            1,000         34,243
Canon Inc. ADR                          372         12,737
Casio Computer Co. Ltd.              23,000        120,272
Dai Nippon Printing Co. Ltd.          3,000         34,487
Fuji Photo Film Co. Ltd. ADR            281          8,759
Fujitsu Ltd.                          7,000         37,785
Honda Motor Company Ltd. ADR            764         16,197
Ito-Yokado Co. Ltd. ADR                 343         14,831
Japan Air Lines ADR                   2,170         10,503
Kinki Nippon Railway Co.
  Ltd.(1)                            14,000         40,029
Kirin Brewery Co. Ltd. ADR              274         17,673
Kubota Corp. ADR                      1,264         18,265
Kyocera Corp. ADR                       118          8,253
Makita Corp. ADR                        347          2,058
Matsushita Electric
  Industrial Co. Ltd.                 1,000         12,036
Millea Holdings Inc. ADR                754         30,688
Mitsubishi Corp. ADR                    992         13,144
Mitsui & Co. ADR                        136         14,548
Murata Manufacturing Co.
  Ltd.                                  800         45,342
NEC Corp.                             4,000         22,300
NEC Corp. ADR                         3,107         17,120
Nippon Telegraph & Telephone
  Corp. ADR                             685         13,638
Nissan Motor Co. Ltd. ADR             1,182         17,445
Nomura Holdings Inc.                  4,000         52,731
NTT DoCoMo Inc.                          17         36,132
Pioneer Corp. ADR                       480          8,434
Ricoh Corp. Ltd. ADR                    146         12,994
Secom Co. Ltd.                        1,000         46,135
Sony Corp.                            1,000         43,605
Sony Corp. ADR                            1             44
Takeda Chemical Industries
  Ltd.                                1,000         42,255
Toyota Motor Corp.                    2,200         54,460
                                                   859,143

NETHERLANDS - 0.77%
Abn Amro Holding NV ADR               1,681         27,299
Aegon NV ADR                            847         12,290
Akzo Nobel NV ADR                       472         17,771
ING Groep NV                          1,508         32,920
ING Groep NV ADR                        616         13,509
Koninklijke Ahold NV ADR              1,162         19,754
Koninklijke (Royal) Philips
  Electronics NV - NY Shares            850         17,170

Lifepath Income Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                             Shares          Value
----------------------------------------------------------

NETHERLANDS (CONTINUED)
Reed Elsevier NV ADR                  1,491    $    38,021
Royal Dutch Petroleum Co.             1,320         59,548
Royal Dutch Petroleum Co. -
  NY Shares                           2,521        113,949
                                                   352,231

PORTUGAL - 0.01%
Banco Comercial Portugues
  ADR                                   456          6,297
                                                     6,297

SINGAPORE - 0.00%
Chartered Semiconductor
  Manufacturing Ltd. ADR(1)             193          2,287
                                                     2,287

SPAIN - 0.17%
Banco Bilbao Vizcaya
  Argentaria SA ADR                   1,578         15,433
Banco Santander Central
  Hispano SA ADR                      4,523         29,942
Repsol YPF SA ADR                       945         12,342
Telefonica SA ADR                       699         19,264
                                                    76,981

SWEDEN - 0.39%
Hoganas AB "B"                        4,673         87,861
Sapa AB                               4,936         91,491
                                                   179,352

SWITZERLAND - 0.82%
Adecco SA ADR                         1,038         11,532
Centerpulse Ltd. ADR                    569          8,336
Credit Suisse Group(1)                1,867         43,420
Nestle SA                               340         72,955
Novartis AG                           2,079         84,371
Roche Holding AG -
  Genusschein                         1,073         77,044
UBS AG - Registered(1)                1,603         75,522
                                                   373,180

UNITED KINGDOM - 2.56%
AstraZeneca PLC ADR                     945         27,547
Barclays PLC ADR                      1,232         35,605
BP PLC                               15,672        121,336
BP PLC ADR                              696         32,573
British American Tobacco PLC          7,581         88,070
British Sky Broadcasting PLC
  ADR                                   242         13,673
British Telecom PLC ADR(1)              552         17,256
Cadbury Schweppes PLC ADR             1,107         32,502
Diageo PLC ADR                        1,519         73,383
GlaxoSmithKline PLC                   5,620        105,714
GlaxoSmithKline PLC ADR               1,175         44,521
Hanson PLC ADR                          937         28,541
HBOS PLC                             14,793        165,675
Hong Kong & Shanghai Banking
  ADR                                   123          7,031
HSBC Holdings PLC                    12,139        138,111
Lloyds TSB Group PLC                  2,286         19,767
Reuters Group PLC ADR                   273          7,256
Royal Bank of Scotland Group
  PLC                                 2,788         66,546
Tesco PLC                            21,161         69,232
Vodafone Group PLC                   21,251         34,024
Vodafone Group PLC ADR                2,697         43,125
                                                 1,171,488

TOTAL INTERNATIONAL COMMON
STOCKS
(Cost: $4,663,509)                               4,034,515

TOTAL COMMON STOCKS
(Cost: $20,547,515)                             17,954,346

U.S. GOVERNMENT OBLIGATIONS - 58.41%
U.S. Treasury Bonds
 11.13%,  08/15/03              $   550,000        598,641
 12.00%,  05/15/05                  100,000        124,961
U.S. Treasury Notes
  2.75%,  10/31/03                1,500,000      1,517,343
  3.00%,  01/31/04                  450,000        457,031
  4.25%,  11/15/03                  500,000        514,668
  4.75%,  02/15/04                2,400,000      2,499,187
  4.75%,  11/15/08                1,590,000      1,693,474
  5.00%,  08/15/11                2,200,000      2,353,314
  5.25%,  08/15/03                1,100,000      1,136,223
  5.25%,  05/15/04                2,130,000      2,246,068
  5.50%,  05/15/09                  800,000        885,531
  5.63%,  05/15/08                1,370,000      1,520,967
  5.75%,  11/15/05                1,140,000      1,249,725
  5.75%,  08/15/10                  500,000        561,485
  5.88%,  02/15/04                  400,000        422,828
  5.88%,  11/15/04                  200,000        215,609
  5.88%,  11/15/05                  320,000        352,075
  6.00%,  08/15/04                  400,000        429,719
  6.50%,  05/15/05                  300,000        332,227
  6.50%,  10/15/06                  800,000        908,687
  6.75%,  05/15/05                  700,000        779,078
  7.00%,  07/15/06                2,680,000      3,081,164
  7.25%,  05/15/04                  880,000        957,103
  7.25%,  08/15/04                  900,000        987,855
  7.50%,  02/15/05                  400,000        449,313
  7.88%,  11/15/04                  400,000        448,062

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $25,419,182)                             26,722,338

Lifepath Income Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                             Shares          Value
----------------------------------------------------------

SHORT TERM INSTRUMENTS - 8.29%
Barclays Global Investors
  Funds Institutional Money
  Market Fund, Institutional
  Shares                          3,191,886    $ 3,191,886
Dreyfus Money Market Fund           204,107        204,107
Goldman Sachs Financial
  Square Prime Obligation
  Fund                              100,986        100,986
Providian Temp Cash Money
  Market Fund                       295,603        295,603

TOTAL SHORT TERM INSTRUMENTS
(Cost: $3,792,582)                               3,792,582

TOTAL INVESTMENTS IN SECURITIES - 105.94%
(Cost $49,759,279)                              48,469,266

Other Assets, Less Liabilities - (5.94%)        (2,718,200)

NET ASSETS - 100.00%                            45,751,066

(1) Non-income earning securities.

The accompanying notes are an integral part of these financial statements.

LifePath 2010 Master Portfolio
Schedule of Investments
August 31, 2002 (Unaudited)

Security                                        Shares        Value
-------------------------------------------------------------------

COMMON STOCKS - 58.83%

U.S. COMMON STOCKS - 45.69%

ADVERTISING - 0.12%
Interpublic Group of Companies Inc.              2,486  $    45,320
Omnicom Group Inc.                               1,572       95,106
TMP Worldwide Inc.(1)                            1,200       13,104
                                                            153,530

AEROSPACE / DEFENSE - 0.78%
Boeing Co.                                       6,552      242,883
General Dynamics Corp.                           1,181       92,874
Goodrich (B.F.) Co.                              2,010       41,949
Lockheed Martin Corp.                            2,490      157,667
Northrop Grumman Corp.                             779       95,661
Raytheon Co.                                     2,266       79,310
Rockwell Collins                                 1,478       31,407
United Technologies Corp.                        4,111      244,152
                                                            985,903

AGRICULTURE - 0.01%
Maui Land & Pineapple Co. Inc.(1)                  932       17,661
                                                             17,661

AIRLINES - 0.12%
AMR Corp.(1)                                     1,269       12,931
Delta Air Lines Inc.                             1,200       21,084
Northwest Airlines Corp. "A"(1)                    790        8,034
Southwest Airlines Co.                           7,511      106,731
                                                            148,780

APPAREL - 0.18%
Garan Inc.                                         905       54,282
Liz Claiborne Inc.                               1,628       45,942
Nike Inc. "B"                                    1,963       84,762
VF Corp.                                         1,087       44,143
                                                            229,129

AUTO MANUFACTURERS - 0.29%
Dura Automotive Systems Inc.(1)                    800       10,960
Ford Motor Company                               9,007      106,012
General Motors Corp. "A"                         3,753      179,619
Navistar International Corp.                     1,154       28,850
PACCAR Inc.                                      1,058       37,358
                                                            362,799

AUTO PARTS & EQUIPMENT - 0.17%
Dana Corp.                                       1,344       22,767
Delphi Automotive Systems Corp.                  3,260       31,785
Goodyear Tire & Rubber Co.                       1,189       16,075
Modine Manufacturing Co.                         1,000       20,470
Superior Industries International Inc.             900       43,272
TRW Inc.                                         1,112       63,829
Visteon Corp.                                    1,354       15,422
                                                            213,620

BANKS - 4.26%
AmSouth Bancorp                                  2,939       66,039
BancorpSouth Inc.                                1,755       36,065
Bank of America Corp.                           10,712      750,697
Bank of New York Co. Inc.                        5,732      201,480
Bank One Corp.                                   7,710      315,724
BankUnited Financial Corp. "A"(1)                1,865       33,197
Banner Corp.                                     1,280       25,946
BB&T Corp.                                       3,299      125,527
Centennial Bancorp                               2,607       21,508
CFS Bancorp Inc.                                 2,765       38,436
Charter One Financial Inc.                       1,903       64,131
Comerica Inc.                                    1,336       78,156
Community Trust Bancorp Inc.                     1,387       37,449
Dime Community Bancshares                        2,002       51,852
Fifth Third Bancorp                              3,152      211,751
First Republic Bank(1)                             763       18,312
First Sentinel Bancorp Inc.                      1,907       26,526
FirstFed Financial Corp.(1)                        944       26,668
Flagstar Bancorp Inc.                            1,579       36,238
FleetBoston Financial Corp.                      6,906      166,642
Gold Bancorp Inc.                                1,950       19,363
Hamilton Bancorp Inc.(1)                         1,738           70
Huntington Bancshares Inc.                       2,691       54,331
Investors Financial Services Corp.               1,200       36,072
JP Morgan Chase & Co.                           15,094      398,482
KeyCorp                                          2,400       64,392
Mellon Financial Corp.                           2,425       67,051
National City Corp.                              3,939      122,779
NBT Bancorp Inc.                                 1,187       20,535
Northern Trust Corp.                             1,499       64,067
Northwest Bancorp Inc.                           1,992       24,900
OceanFirst Financial Corp.                       1,953       45,739
PNC Financial Services Group                     1,554       71,624
Regions Financial Corp.                          2,472       88,300
Republic Bancorp Inc.                            2,014       27,290
Republic Bancorp Inc. "A"                        1,314       16,096
Republic Bancshares Inc.(1)                      1,572       29,915
Royal Bancshares of Pennsylvania "A"             1,792       35,784
SouthTrust Corp.                                 2,745       72,029
State Street Corp.                               1,993       86,337
Sterling Bancorp - NY Shares                       740       21,904
Sterling Financial Corp. (WA)                    1,165       29,719
SunTrust Banks Inc.                              1,824      123,138
Synovus Financial Corp.                          2,317       56,002

LifePath 2010 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                        Shares        Value
-------------------------------------------------------------------

BANKS (CONTINUED)
U.S. Bancorp                                    10,669  $   229,277
United Community Financial Corp.                 1,950       16,575
USB Holding Co. Inc.                             1,885       32,233
Wachovia Corp.                                   8,497      313,114
Washington Mutual Inc.                           6,499      245,727
Wells Fargo & Company                           12,082      630,560
West Coast Bancorp                               2,756       43,049
                                                          5,418,798

BEVERAGES - 1.15%
Anheuser-Busch Companies Inc.                    4,801      255,221
Brown-Forman Corp. "B"                             589       41,483
Coca-Cola Co.                                   13,254      675,954
Coca-Cola Enterprises Inc.                       2,599       52,526
National Beverage Corp.(1)                       2,077       28,870
Pepsi Bottling Group Inc.                        1,900       55,480
PepsiCo Inc.                                     8,847      349,899
                                                          1,459,433

BIOTECHNOLOGY - 0.53%
Amgen Inc.(1)                                    7,248      326,377
Applera Corp. - Celera Genomics Group(1)         1,539       14,544
Biogen Inc.(1)                                   1,412       47,302
Chiron Corp.(1)                                  1,709       64,754
Deltagen Inc.(1)                                   170          214
Genentech Inc.(1)                                2,012       65,973
Genzyme Corp. - General Division(1)              1,400       28,952
Human Genome Sciences Inc.(1)                    1,181       17,786
IDEC Pharmaceuticals Corp.(1)                    1,200       48,216
Integra LifeSciences Holdings Corp.(1)           1,154       17,841
Millennium Pharmaceuticals Inc.(1)               3,000       36,780
                                                            668,739

BUILDING MATERIALS - 0.21%
Butler Manufacturing Co.                           900       22,050
Masco Corp.                                      3,639       87,918
Nortek Inc.(1)                                     700       30,870
Rayonier Inc.                                    1,400       68,180
Vulcan Materials Co.                             1,338       52,209
                                                            261,227


CHEMICALS - 0.68%
Air Products & Chemicals Inc.                    1,478       69,333
Dow Chemical Co.                                 4,851      146,597
Du Pont (E.I.) de Nemours                        6,541      263,668
Engelhard Corp.                                  2,833       74,111
Great Lakes Chemical Corp.                       1,400       40,264
Hercules Inc.(1)                                 1,923       20,191
Monsanto Co.                                     2,050       37,658
Nanophase Technologies Corp.(1)                    890        4,094
Praxair Inc.                                     1,002       56,142
Rohm & Haas Co. "A"                              1,449       52,729
Sherwin-Williams Co.                             1,504       40,608
Sigma-Aldrich Corp.                              1,217       62,067
                                                            867,462

COMMERCIAL SERVICES - 0.60%
Block (H & R) Inc.                               1,176       57,506
CDI Corp.(1)                                     1,132       30,790
Cendant Corp.(1)                                 6,344       90,783
Concord EFS Inc.(1)                              3,262       66,675
Convergys Corp.(1)                               1,432       25,618
Cornell Corrections Inc.(1)                      1,800       14,364
CPI Corp.                                          993       14,875
Donnelley (R.R.) & Sons Co.                      2,644       69,749
Dun & Bradstreet Corp.(1)                          869       30,667
Ecolab Inc.                                      1,126       50,715
Electro Rent Corp.(1)                            1,399       14,270
Equifax Inc.                                     1,475       34,338
First Consulting Group Inc.(1)                   1,093        7,924
Insurance Auto Auctions Inc.(1)                  1,190       20,765
Interactive Data Corp.(1)                        1,399       20,481
kForce.com Inc.(1)                                 382        1,413
McKesson Corp.                                   2,053       68,858
Moody's Corp.                                    1,229       59,385
Paychex Inc.                                     2,340       54,756
ProsoftTraining.com(1)                             424          119
Wackenhut Corrections Corp.(1)                   2,595       35,032
                                                            769,083

COMPUTERS - 2.37%
Affiliated Computer Services Inc. "A"(1)         1,000       44,500
Apple Computer Inc.(1)                           3,318       48,940
Art Technology Group Inc.(1)                       466          433
Brocade Communications Systems Inc.(1)           2,500       36,175
CCC Information Services Group Inc.(1)             485        5,544
Cisco Systems Inc.(1)                           41,470      573,115
Computer Sciences Corp.(1)                       1,251       46,074
Covansys Corporation(1)                          1,636        4,843
Datastream Systems Inc.(1)                         721        4,463
Dell Computer Corp.(1)                          14,031      373,505
DST Systems Inc.(1)                              1,200       40,896
Electronic Data Systems Corp.                    4,300      173,118
EMC Corp.(1)                                    13,516       91,368
Enterasys Networks Inc.(1)                         932          941
Extreme Networks Inc.(1)                         1,681       15,852
Gateway Inc.(1)                                  1,301        4,553
Hewlett-Packard Co.                             19,614      263,416
International Business Machines Corp.           10,657      803,325

Lifepath 2010 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMPUTERS (CONTINUED)
Interwoven Inc.(1)                                              593   $    1,482
Juniper Networks Inc.(1)                                      3,751       27,270
Keynote Systems Inc.(1)                                       1,490       10,862
Lexmark International Group Inc. "A"(1)                       1,123       53,006
McDATA Corp. "A"(1)                                           1,701       16,279
NCR Corp.(1)                                                  1,197       33,636
Network Appliance Inc.(1)                                     2,294       21,885
Nuance Communications Inc.(1)                                   527        1,528
Palm Inc.(1)                                                  2,033        1,545
Pegasus Solutions Inc.(1)                                     1,693       26,106
Performance Technologies Inc.(1)                              1,051        3,784
Procom Technology Inc.(1)                                       551          176
Rainbow Technologies Inc.(1)                                     42          176
Red Hat Inc.(1)                                               1,823        8,659
Safeguard Scientifics Inc.(1)                                   127          204
Sapient Corp.(1)                                                593          753
Seagate Technology Inc.                                       1,574           --
Sun Microsystems Inc.(1)                                     17,244       63,630
SunGard Data Systems Inc.(1)                                  3,000       73,950
Synopsys Inc.(1)                                                900       38,835
Take-Two Interactive Software Inc.(1)                         1,100       27,610
Turnstone Systems Inc.(1)                                       424        1,196
Unisys Corp.(1)                                               1,931       17,186
Vasco Data Security International
  Inc.(1)                                                     1,017        1,373
Veritas Software Corp.(1)                                     3,226       52,423
                                                                       3,014,615

COSMETICS / PERSONAL CARE - 1.02%
Avon Products Inc.                                            1,340       65,312
Colgate-Palmolive Co.                                         3,636      198,344
Estee Lauder Companies Inc. "A"                                 700       20,965
Gillette Co.                                                  5,562      175,370
International Flavors & Fragrances Inc.                       1,146       36,959
Kimberly-Clark Corp.                                          3,111      186,162
Procter & Gamble Co.                                          6,995      620,107
Tristar Corp.(1)                                              2,119           53
                                                                       1,303,272

DISTRIBUTION / WHOLESALE - 0.16%
Costco Wholesale Corp.(1)                                     2,762       92,278
Genuine Parts Co.                                             1,777       59,085
Grainger (W.W.) Inc.                                          1,074       48,384
                                                                         199,747

DIVERSIFIED FINANCIAL SERVICES - 3.12%
Acacia Research Corp.(1)                                      1,212        4,921
American Express Co.                                          8,527      307,484
Bear Stearns Companies Inc.                                   1,184       75,693
Capital One Financial Corp.                                   1,541       54,967
Charter Municipal Mortgage Acceptance
  Corp.                                                       2,823       49,261
Citigroup Inc.                                               35,497    1,162,527
Countrywide Credit Industries Inc.                            1,057       55,482
Digital Insight Corp.(1)                                        497        8,101
Fannie Mae                                                    5,547      420,352
Forrester Research Inc.(1)                                      900       14,058
Franklin Resources Inc.                                       2,285       79,975
Freddie Mac                                                   4,846      310,629
Friedman Billings Ramsey Group Inc.
  "A"(1)                                                        678        7,377
Household International Inc.                                  3,529      127,432
Lehman Brothers Holdings Inc.                                 2,483      141,556
MBNA Corp.                                                    7,155      144,531
Merrill Lynch & Co. Inc.                                      8,241      298,489
MicroFinancial Inc.                                           1,417        7,071
Morgan Stanley Dean Witter & Co.                              9,199      392,981
Providian Financial Corp.                                     1,066        6,055
Schwab (Charles) Corp.                                        7,658       70,300
Seacoast Financial Services Corp.                             2,504       55,213
SLM Corp.                                                       972       89,084
Stilwell Financial Inc.                                       2,796       38,976
T. Rowe Price Group Inc.                                      1,573       44,500
                                                                       3,967,015

ELECTRIC - 1.06%
AES Corp.(1)                                                  3,144        9,495
Ameren Corp.                                                  1,027       45,239
American Electric Power Inc.                                  1,600       54,560
Calpine Corp.(1)                                              1,148        5,602
CH Energy Group Inc.                                          1,900       92,150
Cinergy Corp.                                                 1,046       35,982
CMS Energy Corp.                                              2,809       29,663
Constellation Energy Group Inc.                               2,456       68,793
Dominion Resources Inc.                                       1,200       75,252
DTE Energy Co.                                                  765       32,826
Duke Energy Corp.                                             5,050      135,492
Edison International(1)                                       1,500       17,970
Entergy Corp.                                                 1,315       55,480
Exelon Corp.                                                  2,481      116,160
FirstEnergy Corp.                                             2,686       88,638
FPL Group Inc.                                                  900       51,372
Mirant Corp.(1)                                               1,827        6,906
NiSource Inc.                                                 1,405       27,945
PG&E Corp.(1)                                                 1,800       20,430
Pinnacle West Capital Corp.                                   1,619       54,091
PPL Corp.                                                     1,209       43,947
Progress Energy Inc.                                          1,229       57,173
Reliant Energy Inc.                                           3,123       37,008
Southern Co.                                                  3,332       96,495
TXU Corp.                                                     1,200       58,032

Lifepath 2010 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                                     Shares        Value
--------------------------------------------------------------------------------

ELECTRIC (CONTINUED)
Xcel Energy Inc.                                              3,663   $   35,385
                                                                       1,352,086

ELECTRICAL COMPONENTS & EQUIPMENT - 0.20%
American Power Conversion Corp.(1)                            1,882       23,544
Emerson Electric Co.                                          3,417      166,681
Energizer Holdings Inc.(1)                                      801       22,845
Evercel Inc.(1)                                                 890        1,620
Molex Inc.                                                    1,344       39,917
                                                                         254,607

ELECTRONICS - 0.41%
Agilent Technologies Inc.(1)                                  2,974       39,941
Applera Corp. - Applied Biosystems Group                      1,915       37,936
AstroPower Inc.(1)                                              745        5,275
Energy Conversion Devices Inc.(1)                               897       10,827
General Cable Corp.                                             851        3,591
HI/FN Inc.(1)                                                 1,093        6,102
Hutchinson Technology Inc.(1)                                 1,236       19,418
II-VI Inc.(1)                                                   636        8,255
Invision Technologies Inc.(1)                                   900       30,717
Jabil Circuit Inc.(1)                                         1,721       32,200
JNI Corp.(1)                                                    805        2,326
Johnson Controls Inc.                                           894       77,143
Keithley Instruments Inc.                                       939       13,052
Maxwell Technologies Inc.(1)                                    466        2,703
Merix Corp.(1)                                                  300        2,523
Parker Hannifin Corp.                                         1,209       49,037
PCD Inc.(1)                                                     170           71
PerkinElmer Inc.                                              1,596        9,097
Photon Dynamics Inc.(1)                                         824       17,197
Sanmina-SCI Corp.(1)                                          2,897       10,255
Solectron Corp.(1)                                            4,651       17,302
Symbol Technologies Inc.                                      1,863       16,991
Tektronix Inc.(1)                                             1,432       24,860
Thermo Electron Corp.(1)                                      2,023       35,969
Trimble Navigation Ltd.(1)                                      678        9,492
Waters Corp.(1)                                               1,227       30,650
Zoltek Companies Inc.(1)                                      1,526        3,159
                                                                         516,089

ENERGY & RELATED - 0.02%
Headwaters Inc.(1)                                            1,629       21,829
                                                                          21,829

ENGINEERING & CONSTRUCTION - 0.03%
Fluor Corp.                                                   1,282       35,460
Washington Group Warrants (Expires
  03/11/03)(1)                                                   17           --
                                                                          35,460

ENTERTAINMENT - 0.09%
Churchill Downs Inc.                                            651       24,250
Expedia Inc. "A"(1)                                             427       21,538
International Game Technology Inc.(1)                           800       51,744
Steinway Musical Instruments Inc.(1)                          1,063       18,390
                                                                         115,922

ENTERTAINMENT & LEISURE - 0.02%
Alliance Gaming Corp.(1)                                      1,516       23,043
                                                                          23,043

ENVIRONMENTAL CONTROL - 0.12%
Allied Waste Industries Inc.(1)                               1,483       12,917
Waste Management Inc.                                         5,368      136,508
                                                                         149,425

FOOD - 0.93%
Albertson's Inc.                                              2,727       70,138
Archer-Daniels-Midland Co.                                    3,612       44,030
Campbell Soup Co.                                             1,936       44,818
ConAgra Foods Inc.                                            3,121       82,051
General Mills Inc.                                            2,097       88,263
Heinz (H.J.) Co.                                              2,300       86,871
J&J Snack Foods Corp.(1)                                        805       30,671
Kellogg Co.                                                   1,839       59,142
Kroger Co.(1)                                                 5,465       98,807
M&F Worldwide Corp.(1)                                        1,907        9,344
Nash Finch Co.                                                1,326       27,753
P.F. Chang's China Bistro Inc.(1)                             1,400       44,296
Safeway Inc.(1)                                               4,223      109,038
Sanderson Farms Inc.                                          1,907       33,754
Sara Lee Corp.                                                3,523       64,964
Smucker (J.M.) Co. (The)                                        935       33,987
SUPERVALU Inc.                                                2,824       58,654
Sysco Corp.                                                   3,183       90,270
Winn-Dixie Stores Inc.                                        2,391       38,615
Wrigley (William Jr.) Co.                                     1,284       65,368
                                                                       1,180,834

FOREST PRODUCTS & PAPER - 0.22%
Georgia-Pacific Corp.                                         1,812       38,143
International Paper Co.                                       2,860      107,679
MeadWestvaco Corp.                                            2,010       46,813
Weyerhaeuser Co.                                              1,600       87,216
                                                                         279,851

Lifepath 2010 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)


Security                                     Shares        Value
----------------------------------------------------------------

GAS - 0.05%
Sempra Energy                                 1,459  $    35,031
Southwestern Energy Co.(1)                    2,811       32,186
                                                          67,217

HAND / MACHINE TOOLS - 0.09%
Black & Decker Corp.                            958       42,985
SPX Corp.(1)                                    300       32,580
Stanley Works (The)                           1,156       40,321
                                                         115,886

HEALTH CARE - 2.16%
Aetna Inc.                                    1,063       45,294
Bausch & Lomb Inc.                            1,073       33,789
Baxter International Inc.                     3,141      113,987
Becton Dickinson & Co.                        2,197       67,074
Biomet Inc.                                   2,003       53,801
Boston Scientific Corp.(1)                    2,653       77,335
Cobalt Corp.(1)                               2,158       38,952
Guidant Corp.(1)                              2,656       97,741
HCA - The Healthcare Co.                      4,260      198,303
Healthsouth Corp.(1)                          3,463       18,666
Hycor Biomedical Inc.(1)                        763        2,091
Johnson & Johnson                            17,017      924,193
Medtronic Inc.                                7,426      305,803
Oxford Health Plans Inc.(1)                   1,478       59,933
St. Jude Medical Inc.(1)                      1,748       65,043
Stryker Corp.(1)                              1,539       86,753
Tenet Healthcare Corp.(1)                     4,026      189,906
Triad Hospitals Inc.(1)                       1,149       41,950
UnitedHealth Group Inc.                       2,405      212,482
WellPoint Health Networks Inc.(1)             1,582      117,653
                                                       2,750,749

HOME BUILDERS - 0.00%
Champion Enterprises Inc.(1)                    627        1,680
                                                           1,680

HOME FURNISHINGS - 0.08%
Leggett & Platt Inc.                          2,022       46,809
Maytag Corp.                                  1,331       43,444
Salton Inc.(1)                                1,900       17,119
                                                         107,372

HOUSEHOLD PRODUCTS / WARES - 0.19%
Avery Dennison Corp.                          1,048       66,150
Clorox Co.                                    1,343       57,830
Fortune Brands Inc.                           1,132       59,396
Newell Rubbermaid Inc.                        1,552       53,699
                                                         237,075

INSURANCE - 2.30%
AFLAC Inc.                                    3,436      105,176
Allstate Corp.                                6,653      247,625
Ambac Financial Group Inc.                    1,300       74,763
American International Group Inc.            17,741    1,114,135
AON Corp.                                     1,606       31,725
Chubb Corp.                                   1,600       99,024
CIGNA Corp.                                   2,124      180,795
Cincinnati Financial Corp.                    1,593       63,290
Hancock (John) Financial Services Inc.        2,200       66,770
Hartford Financial Services Group Inc.        1,997       99,890
Jefferson-Pilot Corp.                         1,392       58,631
Loews Corp.                                   1,545       81,128
Marsh & McLennan Companies Inc.               3,236      157,431
MBIA Inc.                                     1,086       49,913
MetLife Inc.                                  4,095      110,237
MGIC Investment Corp.                           908       54,671
MIIX Group Inc. (The)                         2,814        4,671
PICO Holdings Inc.(1)                         1,017       13,445
ProAssurance Corp.(1)                           722       11,660
Progressive Corp.                             1,476       79,335
SAFECO Corp.                                  1,490       49,334
St. Paul Companies Inc.                       1,508       45,873
Travelers Property Casualty Corp. "A"         1,533       24,099
Travelers Property Casualty Corp. "B"         3,150       51,314
UNUMProvident Corp.                           2,322       53,778
                                                       2,928,713

IRON / STEEL - 0.02%
Allegheny Technologies Inc.                   3,391       29,468
Oregon Steel Mills Inc.(1)                      254        1,778
                                                          31,246

LEISURE TIME - 0.16%
Carnival Corp. "A"                            3,695       90,417
Harley-Davidson Inc.                          1,772       87,236
Sabre Holdings Corp.(1)                       1,153       31,027
                                                         208,680

LODGING - 0.17%
Harrah's Entertainment Inc.(1)                1,400       66,556
Hilton Hotels Corp.                           3,594       41,367
Marriott International Inc. "A"               1,839       60,190
Starwood Hotels & Resorts Worldwide Inc.      1,700       43,826
                                                         211,939

Lifepath 2010 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

MACHINERY - 0.29%
Caterpillar Inc.                              2,909  $   126,949
Deere & Co.                                   1,500       68,880
Dover Corp.                                   1,738       49,933
Electroglas Inc.(1)                           1,663        5,139
Ingersoll-Rand Co. "A"                        1,300       48,815
NACCO Industries Inc.                           400       16,140
Rockwell International Corp.                  1,778       32,751
Terex Corp.(1)                                1,300       25,545
                                                         374,152

MANUFACTURERS - 2.26%
Carlisle Companies Inc.                         800       35,840
Cooper Industries Inc.                          940       30,757
Danaher Corp.                                 1,164       70,015
Eastman Kodak Co.                             2,609       79,679
EnPro Industries Inc.                           842        3,317
FMC Corp.(1)                                    600       16,986
General Electric Co.                         52,901    1,594,965
Honeywell International Inc.                  5,328      159,574
Illinois Tool Works Inc.                      2,451      167,943
ITT Industries Inc.                             882       59,958
Pall Corp.                                    2,993       50,582
Textron Inc.                                  1,100       42,735
3M Co.                                        2,672      333,866
Tyco International Ltd.                      14,781      231,914
                                                       2,878,131

MEDIA - 1.54%
AOL Time Warner Inc.(1)                      30,074      380,436
Cablevision Systems Corp.(1)                    631        6,013
Clear Channel Communications Inc.(1)          4,335      148,170
Comcast Corp. "A"(1)                          6,478      154,371
Gannett Co. Inc.                              1,766      134,145
Gray Television Inc "A"                       1,517       20,328
Insight Communications Co. Inc.(1)            1,400       13,986
Knight Ridder Inc.                            1,294       78,585
Lin TV Corp. "A"                                800       18,760
LodgeNet Entertainment Corp.(1)                 851        8,944
Lynch Interactive Corp.(1)                      227        6,186
McGraw-Hill Companies Inc.                    1,512       95,876
Media General Inc. "A"                        1,200       64,404
Spanish Broadcasting System Inc. "A"(1)       1,399        9,891
Tribune Co.                                   2,200       91,762
Univision Communications Inc.(1)              1,509       35,160
Viacom Inc. "B"(1)                           11,171      454,660
Walt Disney Co. (The)                        14,238      223,252
XM Satellite Radio Holdings Inc. "A"(1)       1,272        6,907
Young Broadcasting Inc. "A"(1)                1,100       10,120
                                                       1,961,956

MINING - 0.20%
Alcoa Inc.                                    4,840      121,436
Newmont Mining Corp.                          3,064       87,293
Phelps Dodge Corp.                              837       27,043
Stillwater Mining Co.(1)                      2,100       19,719
                                                         255,491

OFFICE / BUSINESS EQUIPMENT - 0.09%
Global Imaging Systems Inc.(1)                1,060       20,787
Pitney Bowes Inc.                             1,984       71,920
Xerox Corp.(1)                                3,903       27,360
                                                         120,067

OIL & GAS PRODUCERS - 2.60%
Amerada Hess Corp.                              938       68,568
Anadarko Petroleum Corp.                      1,849       82,539
Apache Corp.                                  1,584       87,215
Atwood Oceanics Inc.(1)                       1,300       39,559
Burlington Resources Inc.                     1,713       65,899
Cabot Oil & Gas Corp. "A"                     1,600       35,600
ChevronTexaco Corp.                           5,405      414,185
Devon Energy Corp.                            1,499       70,453
EOG Resources Inc.                            1,600       55,744
Evergreen Resources Inc.(1)                   1,200       45,840
Exxon Mobil Corp.                            41,648    1,476,422
Forest Oil Corp.(1)                           1,400       36,722
Hanover Compressor Co.(1)                     1,200       13,560
Kerr-McGee Corp.                              1,170       54,815
Kinder Morgan Inc.                            1,300       53,547
Marathon Oil Corp.                            2,389       59,128
Noble Drilling Corp.                          1,781       55,211
Nuevo Energy Co.(1)                           1,300       15,288
Occidental Petroleum Corp.                    3,113       92,456
Penn Virginia Corp.                           1,078       37,838
Phillips Petroleum Co.                        2,787      146,540
Remington Oil & Gas Corp.(1)                  1,700       24,735
Rowan Companies Inc.(1)                       1,475       30,356
SEACOR SMIT Inc.(1)                           1,200       47,280
Spinnaker Exploration Co.(1)                  1,400       42,896
Stone Energy Corp.(1)                         1,100       37,400
Transocean Sedco Forex Inc.                   2,275       55,738
Unocal Corp.                                  1,964       64,949
                                                       3,310,483

OIL & GAS SERVICES - 0.27%
Baker Hughes Inc.                             2,606       71,665
FMC Technologies Inc.(1)                      1,215       22,307
Halliburton Co.                               2,703       41,086
Schlumberger Ltd.                             3,007      129,722
Smith International Inc.(1)                   1,400       45,430
Veritas DGC Inc.(1)                           2,400       31,080
                                                         341,290

Lifepath 2010 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

PACKAGING & CONTAINERS - 0.04%
Owens-Illinois Inc.(1)                        2,905  $    33,989
Sealed Air Corp.(1)                             968       14,994
                                                          48,983

PHARMACEUTICALS - 3.35%
Abbott Laboratories                           9,273      371,198
Abgenix Inc.(1)                               1,766       13,669
Advanced Medical Optics Inc.                    227        2,011
Allergan Inc.                                 1,022       60,012
Aphton Corp.(1)                                 127          558
Arqule Inc.(1)                                1,181        7,499
BioSphere Medical Inc.(1)                       721        2,502
Bristol-Myers Squibb Co.                     12,009      299,625
Cardinal Health Inc.                          2,529      163,980
Celgene Corp.(1)                              1,600       27,808
Columbia Laboratories Inc.(1)                 1,356        6,712
Dendreon Corp.(1)                             1,144        3,947
Forest Laboratories Inc. "A"(1)               1,166       85,118
Geron Corp.(1)                                1,178        4,948
Gilead Sciences Inc.(1)                       1,800       57,744
Hemispherx Biopharma Inc.(1)                    424          755
King Pharmaceuticals Inc.(1)                  1,800       38,358
Lilly (Eli) and Co.                           5,896      342,263
Medarex Inc.(1)                               1,566        9,553
MedImmune Inc.(1)                             2,283       58,605
Merck & Co. Inc.                             13,161      664,894
MGI Pharma Inc.(1)                            1,778       13,851
Northfield Laboratories Inc.(1)                 570        2,742
Penwest Pharmaceuticals Co.(1)                1,429       16,805
Pfizer Inc.                                  35,321    1,168,419
Pharmacia Corp.                               7,329      320,277
Schering-Plough Corp.                         8,134      187,733
Sepracor Inc.(1)                              1,998       11,129
Vical Inc.(1)                                 1,405        7,699
Watson Pharmaceuticals Inc.(1)                1,270       29,616
Wyeth                                         6,585      281,838
                                                       4,261,868

PIPELINES - 0.06%
Dynegy Inc. "A"                               1,663        3,459
El Paso Corp.                                 3,501       59,202
Williams Companies Inc.                       3,009        9,689
                                                          72,350

REAL ESTATE - 0.04%
LNR Property Corp.                            1,000       34,750
Wellsford Real Properties Inc.                1,100       20,570
                                                          55,320

REAL ESTATE INVESTMENT TRUSTS - 0.54%
Alexandria Real Estate Equities Inc.          2,990      131,351
Capstead Mortgage Corp.                         940       19,928
CBL & Associates Properties Inc.              3,700      144,300
Correctional Properties Trust                 2,900       61,480
Crown American Realty Trust                   4,734       45,210
Koger Equity Inc.                             3,823       65,564
Konover Property Trust Inc.                   4,866        9,829
Mid-America Apartment Communities Inc.        2,099       52,895
Parkway Properties Inc.                       1,817       67,065
Thornbury Mortgage Inc.                       3,095       61,126
Winston Hotels Inc.                           4,230       33,671
                                                         692,419

RETAIL - 3.33%
Abercrombie & Fitch Co. "A"(1)                1,200       27,360
Amazon.com Inc.(1)                            1,687       25,204
AutoZone Inc.(1)                                880       63,668
Bed Bath & Beyond Inc.(1)                     1,973       63,254
Best Buy Co. Inc.(1)                          2,135       45,262
Cato Corp. "A"                                  890       16,376
CDW Computer Centers Inc.(1)                    900       38,628
Charming Shoppes Inc.(1)                      2,916       20,004
Circuit City Stores Inc.                      1,621       22,597
CVS Corp.                                     3,502      102,924
Darden Restaurants Inc.                       2,022       51,824
Deb Shops Inc.                                  805       22,387
Dollar General Corp.                          2,203       33,001
Dollar Tree Stores Inc.(1)                    1,100       27,071
eBay Inc.(1)                                  1,797      101,566
Family Dollar Stores Inc.                     1,400       39,970
Federated Department Stores Inc.(1)           1,528       54,855
Fred's Inc.                                   1,192       39,932
Gap Inc. (The)                                6,524       76,527
Golden State Bancorp Inc.(1)                    500          585
Guitar Center Inc.(1)                           932       15,714
Home Depot Inc.                              14,272      469,977
Kohls Corp.(1)                                1,933      134,769
Limited Inc.                                  2,787       42,613
Lowe's Companies Inc.                         4,304      178,100
May Department Stores Co.                     2,224       65,230
McDonald's Corp.                              7,269      172,711
Men's Wearhouse Inc. (The)(1)                   800       15,120
Michaels Stores Inc.(1)                       1,000       46,490
Nordstrom Inc.                                1,243       24,027
Office Depot Inc.(1)                          2,475       31,977
Penney (J.C.) Co. Inc.                        1,513       26,266
RadioShack Corp.                              1,388       30,245
Sears, Roebuck and Co.                        1,912       87,015
Staples Inc.(1)                               2,933       40,769
Starbucks Corp.(1)                            2,311       46,451
Target Corp.                                  4,875      166,725
Tiffany & Co.                                 1,231       30,529
TJX Companies Inc.                            2,908       57,520
Toys R Us Inc.(1)                             1,570       20,928

Lifepath 2010 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

RETAIL (CONTINUED)
Tweeter Home Entertainment Group Inc.(1)        527  $     3,789
Walgreen Co.                                  5,563      193,314
Wal-Mart Stores Inc.                         24,657    1,318,656
Wendy's International Inc.                    1,946       69,492
Yum! Brands Inc.                              2,284       69,274
                                                       4,230,696

SEMICONDUCTORS - 1.37%
Advanced Micro Devices Inc.(1)                2,694       23,842
Agere Systems Inc.(1)                           180          286
Agere Systems Inc. "B"                        4,437        6,833
Altera Corp.(1)                               2,619       28,049
Analog Devices Inc.(1)                        2,310       55,671
Applied Materials Inc.(1)                     9,584      128,042
Applied Micro Circuits Corp.(1)               1,587        6,110
Atmel Corp.(1)                                2,729        6,304
Broadcom Corp. "A"(1)                         2,605       42,956
Conexant Systems Inc.(1)                      1,453        2,150
Credence Systems Corp.(1)                     1,190       13,745
Cree Inc.(1)                                  1,900       26,144
GlobeSpanVirata Inc.(1)                         883        3,108
Integrated Device Technology Inc.(1)          1,100       14,553
Intel Corp.                                  40,059      667,784
KLA-Tencor Corp.(1)                           1,538       50,554
Linear Technology Corp.                       2,077       54,459
LSI Logic Corp.(1)                            2,669       19,564
Maxim Integrated Products Inc.(1)             2,192       69,289
Microchip Technology Inc.(1)                  2,150       45,258
Micron Technology Inc.(1)                     4,343       74,917
Mykrolis Corp.(1)                             1,254        9,104
National Semiconductor Corp.(1)               1,515       24,225
Novellus Systems Inc.(1)                      1,544       37,766
NVIDIA Corp.(1)                               1,770       17,966
Optical Communication Products Inc.(1)        1,314        1,445
QLogic Corp.(1)                               1,309       43,917
Skyworks Solutions Inc.                         510        2,142
Teradyne Inc.(1)                              1,227       15,522
Texas Instruments Inc.                        9,735      191,780
TriQuint Semiconductor Inc.(1)                1,500        7,950
Vitesse Semiconductor Corp.(1)                1,114        1,482
Xilinx Inc.(1)                                2,444       47,218
                                                       1,740,135

SOFTWARE - 2.23%
Adobe Systems Inc.                            1,590       31,959
Akamai Technologies Inc.(1)                     212          201
Ansoft Corp.(1)                               1,148        4,776
Ariba Inc.(1)                                   593        1,305
Automatic Data Processing Inc.                3,730      140,882
BEA Systems Inc.(1)                           2,697       16,479
BMC Software Inc.(1)                          1,908       26,521
BNS Co. "A"                                      76          203
BroadVision Inc.                                239          590
Cadence Design Systems Inc.(1)                2,400       32,328
Certegy Inc.(1)                                 987       32,433
Citrix Systems Inc.(1)                        1,283        8,083
Computer Associates International Inc.        3,744       41,933
Compuware Corp.(1)                            3,070       11,144
Electronic Arts Inc.(1)                       1,100       69,586
First Data Corp.                              4,560      158,460
Fiserv Inc.(1)                                1,321       48,626
i2 Technologies Inc.(1)                       1,422        1,280
IMS Health Inc.                               2,066       35,948
Inktomi Corp.(1)                                466          233
Inter-Tel Inc.                                  890       21,164
Intuit Inc.(1)                                1,621       72,345
Mercury Interactive Corp.(1)                  1,154       29,323
Microsoft Corp.(1)                           31,406    1,542,663
Network Associates Inc.(1)                    1,400       18,200
Novell Inc.(1)                                1,969        5,119
Oracle Corp.(1)                              31,096      298,211
PeopleSoft Inc.(1)                            2,305       37,064
Per-Se Technologies Inc.(1)                   1,424       12,204
Pinnacle Systems Inc.(1)                      1,321       12,457
Rational Software Corp.(1)                    2,156       14,661
Siebel Systems Inc.(1)                        2,736       23,174
Symantec Corp.(1)                             1,700       48,620
Yahoo! Inc.(1)                                4,073       41,911
                                                       2,840,086

TELECOMMUNICATION EQUIPMENT - 0.36%
ADC Telecommunications Inc.(1)                3,613        4,625
Avaya Inc.(1)                                 1,902        3,994
CIENA Corp.(1)                                1,732        7,030
Comverse Technology Inc.(1)                   2,119       17,333
JDS Uniphase Corp.(1)                         7,247       19,494
Lucent Technologies Inc.(1)                  16,774       29,019
Motorola Inc.                                14,818      177,816
Peco II Inc.(1)                                 551        1,030
QUALCOMM Inc.(1)                              4,813      133,368
RF Micro Devices Inc.(1)                      1,251        8,369
Scientific-Atlanta Inc.                       1,994       29,392
Tellabs Inc.(1)                               2,800       15,820
Terayon Communication Systems Inc.(1)           800        2,504
Tollgrade Communications Inc.(1)                600        6,900
                                                         456,694

TELECOMMUNICATIONS - 0.69%
Aether Systems Inc.(1)                        1,136        3,226
AT&T Wireless Services Inc.(1)               17,904       88,446
Avocent Corp.(1)                              1,200       19,452

Lifepath 2010 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                             Shares        Value
------------------------------------------------------------------------

TELECOMMUNICATIONS (CONTINUED)
Aware Inc.(1)                                           763  $     2,060
C-COR.net Corp.(1)                                    1,187        5,662
Celeritek Inc.(1)                                       851        6,621
Corning Inc.(1)                                       4,850        9,700
EchoStar Communications Corp.(1)                      2,297       40,887
InterVoice-Brite Inc.(1)                              1,017        1,634
Intrado Inc.(1)                                       1,424       15,977
LightPath Technologies Inc. "A"(1)                      466          242
MRV Communications Inc.(1)                              509          529
Nextel Communications Inc. "A"(1)                     3,890       29,603
NTL Inc.(1)                                           3,239           58
Qwest Communications International Inc.               8,065       26,211
Sprint Corp. (PCS Group)(1)                           5,571       22,061
US LEC Corp. "A"(1)                                   3,043        7,334
Verizon Communications Inc.                          19,285      597,835
Western Wireless Corp. "A"(1)                           400        1,116
                                                                 878,654

TELEPHONE - 1.06%
Alltel Corp.                                          2,916      122,647
AT&T Corp.                                           23,505      287,231
BellSouth Corp.                                      12,598      293,785
CenturyTel Inc.                                       1,345       36,382
SBC Communications Inc.                              22,431      554,943
Sprint Corp. (FON Group)                              4,993       57,919
                                                               1,352,907

TEXTILES - 0.11%
Cintas Corp.                                          1,470       64,695
G&K Services Inc. "A"                                 1,105       35,404
UniFirst Corp.                                        1,941       45,089
                                                                 145,188

TOBACCO - 0.54%
Philip Morris Companies Inc.                         12,309      615,450
UST Inc.                                              2,018       70,045
                                                                 685,495

TOYS / GAMES / HOBBIES - 0.07%
Hasbro Inc.                                           3,156       41,501
Marvel Enterprises Inc. "C" Warrants
  (Expires 10/02/02)(1)                                   9           --
Mattel Inc.                                           2,354       45,738
                                                                  87,239

TRANSPORTATION - 0.52%
Arkansas Best Corp.(1)                                1,700       34,986
Burlington Northern Santa Fe Corp.                    2,054       59,073
CSX Corp.                                             1,504       52,384
Dollar Thrifty Automotive Group Inc.(1)               1,000       17,550
EGL Inc.(1)                                           1,600       17,872
FedEx Corp.(1)                                        2,632      124,625
Hunt (J.B.) Transport Services Inc.(1)                1,600       37,936
Kansas City Southern Industries Inc.                  2,135       32,345
Morgan Group Holding Co.(1)                             227           45
Norfolk Southern Corp.                                2,659       55,653
Overseas Shipholding Group Inc.                       1,800       31,572
Union Pacific Corp.                                   1,797      108,808
USFreightways Corp.                                   1,900       51,300
Yellow Corp.(1)                                       1,700       37,893
                                                                 662,042

TRUCKING & LEASING - 0.01%
Interpool Inc.                                        1,102       14,668
                                                                  14,668

WATER - 0.03%
Middlesex Water Co.                                   1,807       42,284
                                                                  42,284

TOTAL U.S. COMMON STOCKS
(Cost: $67,538,737)                                           58,139,114

INTERNATIONAL COMMON STOCKS - 13.14%

AUSTRALIA - 0.52%
Coles Myer Ltd. ADR                                   2,154       54,432
National Australia Bank ADR                           2,429      232,552
News Corporation Ltd. ADR                             1,839       39,539
Rio Tinto PLC ADR                                     2,034      144,821
Sons of Gwalia Ltd.                                  20,416       52,969
Westpac Banking Corp. ADR                             3,428      142,262
                                                                 666,575

CANADA - 0.14%
Alcan Aluminum Ltd.                                   2,121       59,727
Barrick Gold Corp.                                    3,772       60,616
Inco Ltd.(1)                                          2,852       51,307
Nortel Networks Corp.(1)                             16,143       16,950
                                                                 188,600

DENMARK - 0.40%
Novo-Nordisk A/S ADR                                 13,493      407,893
TDC A/S ADR                                           6,983       95,946
                                                                 503,839

Lifepath 2010 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                             Shares        Value
------------------------------------------------------------------------

FINLAND - 0.29%
Comptel OYJ                                          25,972  $    24,707
Nokia OYJ ADR                                         9,483      126,029
Outokumpu OYJ                                         1,044       11,170
Rautaruukki OYJ                                      14,863       62,240
Stora Enso OYJ "R"                                      806        8,900
TietoEnator OYJ                                         808       12,441
Uponor OYJ                                            5,616      113,732
                                                                 359,219

FRANCE - 1.07%
Alcatel SA ADR                                        8,456       42,534
Aventis SA ADR                                        5,088      299,480
AXA-UAP ADR                                           9,535      130,630
BNP Paribas SA                                        3,111      145,104
France Telecom SA ADR                                 1,356       17,262
LVMH Moet-Hennessy Louis Vuitton ADR                 10,695       90,373
Societe Generale "A"                                    745       44,166
STMicroelectronics NV                                 1,504       30,384
Total Fina SA ADR                                     7,628      544,029
Total Fina SA Warrants (Expires
  08/08/03)                                              81        1,972
Vivendi Universal SA ADR                              1,492       19,336
                                                               1,365,270

GERMANY - 0.80%
Bayer AG                                                314        7,461
DaimlerChrysler AG                                    8,223      352,438
Deutsche Bank AG                                      2,524      156,413
Deutsche Telekom AG ADR                               8,004       88,044
E.ON AG                                               4,392      226,302
RWE AG                                                1,286       47,231
SAP AG ADR                                            2,437       46,912
Siemens AG                                            1,659       78,193
                                                               1,002,994

HONG KONG - 0.21%
Bank of East Asia Ltd.                               25,200       47,977
Cheung Kong (Holdings) Ltd.                           1,000        7,147
CLP Holdings Ltd.                                     7,000       28,180
Hang Seng Bank Ltd.                                     900        9,664
Hong Kong & China Gas Co. Ltd.                       47,300       63,370
Hongkong Electric Holdings Ltd.                       7,500       29,231
Sun Hung Kai Properties Ltd.                          1,000        6,474
Swire Pacific Ltd. "A"                                7,500       33,943
Wharf Holdings Ltd.                                  11,000       22,917
                                                                 248,903

IRELAND - 0.23%
Allied Irish Banks PLC ADR                           11,399      295,576
                                                                 295,576

ITALY - 0.56%
Assicurazioni Generali SpA                              370        7,032
Autostrade SpA                                        6,777       58,088
Benetton Group SpA ADR                                4,882      113,507
ENI-Ente Nazionale Idrocarburi SpA ADR                1,560      117,624
Fiat SpA ADR                                          4,478       51,139
IntesaBci SpA                                        14,435       35,249
San Paolo-IMI SpA ADR                                 5,997      100,810
Seat-Pagine Gialle SpA(1)                            41,059       25,610
Unicredito Italiano SpA                              52,793      199,848
                                                                 708,907

JAPAN - 2.65%
Canon Inc. ADR                                        3,272      112,033
Daiwa Securities Group Inc.                          11,000       57,150
Fuji Photo Film Co. Ltd. ADR                          2,462       76,741
Hitachi Ltd. ADR                                      1,460       77,979
Honda Motor Company Ltd. ADR                          6,620      140,344
Ito-Yokado Co. Ltd. ADR                               3,001      129,763
Japan Air Lines ADR                                  19,081       92,352
Kirin Brewery Co. Ltd. ADR                            2,412      155,574
Kubota Corp. ADR                                     11,128      160,800
Kyocera Corp. ADR                                     1,046       73,157
Makita Corp. ADR                                      3,040       18,027
Matsushita Electric Industrial Co. Ltd.
  ADR                                                 7,599       93,088
Millea Holdings Inc. ADR                              6,642      270,329
Mitsubishi Corp. ADR                                  8,741      115,818
Mitsui & Co. ADR                                      1,172      125,369
Murata Manufacturing Co. Ltd.                         1,000       56,678
NEC Corp. ADR                                        11,218       61,811
Nikko Cordial Corp.                                  11,000       45,924
Nintendo Co. Ltd.                                       300       36,284
Nippon Steel Corp.                                   31,000       43,664
Nippon Telegraph & Telephone Corp. ADR                6,022      119,898
Nissan Motor Co. Ltd. ADR                            10,428      153,907
Nomura Holdings Inc.                                  6,000       79,096
NTT DoCoMo Inc.                                          39       82,891
Pioneer Corp. ADR                                     4,237       74,444
Ricoh Corp. Ltd. ADR                                  1,292      114,988
Rohm Co. Ltd.                                           600       81,879
Secom Co. Ltd.                                        2,000       92,270
Seven-Eleven Japan Co. Ltd.                           1,000       36,689
Shin-Etsu Chemical Co. Ltd.                           1,300       46,928
Sony Corp. ADR                                        1,998       86,933
Sumitomo Mitsui Banking Corp.                         9,000       46,228
Takeda Chemical Industries Ltd.                       1,000       42,255
Takefuji Corp.                                          490       33,434
Tokyo Electric Power Co. Inc. (The)                   2,800       57,740
Tokyo Electron Ltd.                                   1,100       50,749
Toyota Motor Corp. ADR                                4,345      217,424

Lifepath 2010 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                            Shares          Value
-------------------------------------------------------------------------

JAPAN (CONTINUED)
UFJ Holdings Inc.                                       11    $    24,771
                                                                3,385,409
NETHERLANDS - 1.25%
Abn Amro Holding NV ADR                              9,233        149,944
Aegon NV ADR                                         4,571         66,325
Akzo Nobel NV ADR                                    2,640         99,396
ING Groep NV ADR                                     3,618         79,343
Koninklijke Ahold NV ADR                             6,465        109,905
Koninklijke (Royal) KPN NV(1)                       19,047        104,418
Koninklijke (Royal) Philips Electronics
  NV - NY Shares                                     4,729         95,526
Reed Elsevier NV ADR                                 8,240        210,120
Royal Dutch Petroleum Co.                            6,534        294,763
Royal Dutch Petroleum Co. - NY Shares                3,834        173,297
Unilever NV - CVA                                    1,104         65,232
Unilever NV - NY Shares                              2,150        127,216
                                                                1,575,485

NEW ZEALAND - 0.03%
Telecom Corp. of New Zealand Ltd. ADR                2,178         41,382
                                                                   41,382

PORTUGAL - 0.03%
Banco Comercial Portugues ADR                        2,762         38,143
                                                                   38,143

SINGAPORE - 0.11%
Chartered Semiconductor Manufacturing
  Ltd. ADR(1)                                        1,089         12,905
Haw Par Corp. Ltd.                                  48,000        117,953
United Overseas Bank Ltd.                            2,000         15,087
                                                                  145,945

SPAIN - 0.33%
Banco Bilbao Vizcaya Argentaria SA ADR               8,683         84,920
Banco Santander Central Hispano SA ADR              25,209        166,884
Repsol SA ADR                                        5,256         68,643
Telefonica SA ADR                                    3,876        106,823
                                                                  427,270

SWEDEN - 0.36%
Hennes & Mauritz AB "B"                                505          9,280
Hoganas AB "B"                                       5,606        105,403
Nordea AB                                            2,015          9,466
Sapa AB                                              9,671        179,257
Securitas AB "B"                                       559          8,694
SSAB Svenskt Stal AB "A"                             5,278         53,132
SSAB Svenskt Stal AB "B"                             5,413         51,031
Svenska Cellulosa AB "B"                               398         13,588
Telefonaktiebolaget LM Ericsson AB ADR              23,122         16,879
Telefonaktiebolaget LM Ericsson
  Rights(2)                                         23,122          7,168
                                                                  453,898

SWITZERLAND - 1.01%
Adecco SA ADR                                        6,256         69,504
Centerpulse Ltd. ADR                                 3,145         46,074
Credit Suisse Group(1)                               2,871         66,770
Lonza AG                                             3,620        231,097
Nestle SA                                            1,397        299,759
Novartis AG                                          6,167        250,272
Roche Holding AG - Genusschein                       1,101         79,054
Swiss Re                                               724         51,141
UBS AG - Registered(1)                               3,059        144,118
Zurich Financial Services AG                           414         40,968
                                                                1,278,757

UNITED KINGDOM - 3.15%
AstraZeneca PLC ADR                                  5,300        154,495
Aviva PLC                                            8,561         66,083
Barclays PLC ADR                                     7,256        209,698
BHP Billiton PLC                                    10,837         51,129
BP PLC                                              21,076        163,175
BP PLC ADR                                           4,878        228,290
British American Tobacco PLC                        16,000        185,876
British Sky Broadcasting PLC ADR                     1,435         81,078
British Telecom PLC ADR(1)                           3,066         95,843
Cadbury Schweppes PLC ADR                            6,075        178,362
Diageo PLC ADR                                       8,530        412,084
GlaxoSmithKline PLC ADR                             13,626        516,289
Hanson PLC ADR                                       5,207        158,605
HBOS PLC                                            15,403        172,507
Hong Kong & Shanghai Banking ADR                     1,585         90,599
HSBC Holdings PLC                                   14,264        162,288
Lloyds TSB Group PLC                                12,355        106,836
Reuters Group PLC ADR                                1,502         39,923
Royal Bank of Scotland Group PLC                     8,332        198,874
Shell Transport & Trading Co. PLC                   20,821        139,622
Tesco PLC                                           31,060        101,619
Unilever PLC                                        13,800        125,735
Vodafone Group PLC                                  72,164        115,538

Lifepath 2010 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

                                                 Shares or
Security                                       Face Amount             Value
----------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
Vodafone Group PLC ADR                             14,928       $    238,699
                                                                   3,993,247


TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $20,626,975)                                               16,679,419

TOTAL COMMON STOCKS
(Cost: $88,165,712)                                               74,818,533
PREFERRED STOCKS - 0.00%

AUSTRALIA - 0.00%
News Corporation Ltd.                               1,583              6,871
                                                                       6,871


TOTAL PREFERRED STOCKS
(Cost: $10,262)                                                        6,871
U.S. GOVERNMENT OBLIGATIONS - 39.70%
U.S. Treasury Bonds
 10.75%,  08/15/05                           $    900,000          1,109,812
 11.88%,  11/15/03                                590,000            660,523
 12.38%,  05/15/04                                600,000            703,594
U.S. Treasury Notes
  2.75%,  10/31/03                              3,550,000          3,591,045
  4.25%,  11/15/03                              1,350,000          1,389,604
  4.75%,  02/15/04                              4,900,000          5,102,507
  5.00%,  02/15/11                              1,610,000          1,724,712
  5.00%,  08/15/11                              3,100,000          3,316,033
  5.25%,  05/15/04                              5,400,000          5,694,257
  5.50%,  05/15/09                              1,230,000          1,361,504
  5.63%,  05/15/08                              3,470,000          3,852,377
  5.75%,  08/15/03                              1,300,000          1,348,953
  5.75%,  11/15/05                              3,140,000          3,442,225
  5.75%,  08/15/10                              1,100,000          1,235,266
  5.88%,  02/15/04                              1,450,000          1,532,752
  6.00%,  08/15/04                              3,300,000          3,545,180
  6.00%,  08/15/09                              1,220,000          1,384,557
  6.13%,  08/15/07                              1,550,000          1,752,106
  6.50%,  10/15/06                              2,800,000          3,180,405
  6.75%,  05/15/05                              2,490,000          2,771,293
  7.88%,  11/15/04                              1,600,000          1,792,250

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $48,083,039)                                               50,490,955

SHORT TERM INSTRUMENTS - 5.50%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                          3,515,677          3,515,677
Dreyfus Money Market Fund                         394,678            394,678
General Electric Commercial Paper 1.77%,
  09/06/02                                      2,500,000          2,500,000
Goldman Sachs Financial Square Prime

  Obligation Fund                                  15,275             15,275
Providian Temp Cash Money Market Fund             571,602            571,602

TOTAL SHORT TERM INSTRUMENTS
(Cost: $6,997,232)                                                 6,997,232

TOTAL INVESTMENTS IN SECURITIES - 104.03%
(Cost $143,256,245)                                              132,313,591

Other Assets, Less Liabilities - (4.03%)                          (5,130,689)

NET ASSETS - 100.00%                                             127,182,902

(1)  Non-income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees (Note 1).

The accompanying notes are an integral part of these financial statements.

Lifepath 2020 Master Portfolio
Schedule of Investments
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

COMMON STOCKS - 73.03%

U.S. COMMON STOCKS - 57.64%

ADVERTISING - 0.13%
Interpublic Group of Companies Inc.           7,482  $   136,397
Omnicom Group Inc.                            3,790      229,295
TMP Worldwide Inc.(1)                         2,055       22,441
                                                         388,133

AEROSPACE / DEFENSE - 0.91%
Boeing Co.                                   16,638      616,771
General Dynamics Corp.                        3,407      267,926
Goodrich (B.F.) Co.                           2,186       45,622
L-3 Communications Holdings Inc.(1)           1,300       66,157
Lockheed Martin Corp.                         7,483      473,824
Northrop Grumman Corp.                        2,260      277,528
Raytheon Co.                                  6,680      233,800
Rockwell Collins                              3,973       84,426
United Technologies Corp.                    10,099      599,780
                                                       2,665,834

AIRLINES - 0.10%
AMR Corp.(1)                                  2,821       28,746
Delta Air Lines Inc.                          2,362       41,500
Northwest Airlines Corp. "A"(1)                 985       10,017
Southwest Airlines Co.                       14,252      202,521
UAL Corp.                                     2,815        8,079
                                                         290,863

APPAREL - 0.19%
Jones Apparel Group Inc.(1)                   2,883      104,047
Liz Claiborne Inc.                            3,460       97,641
Nike Inc. "B"                                 5,201      224,579
VF Corp.                                      3,181      129,180
                                                         555,447

AUTO MANUFACTURERS - 0.32%
Ford Motor Company                           26,916      316,801
General Motors Corp. "A"                      9,973      477,308
Navistar International Corp.                  2,294       57,350
PACCAR Inc.                                   2,866      101,198
                                                         952,657

AUTO PARTS & EQUIPMENT - 0.26%
BorgWarner Inc.                               1,700      102,408
Dana Corp.                                    4,828       81,786
Delphi Automotive Systems Corp.               9,252       90,207
Goodyear Tire & Rubber Co.                    3,998       54,053
IMPCO Technologies Inc.(1)                    2,400       12,192
Lear Corp.(1)                                 1,651       76,937
Standard Motor Products Inc.                  5,802       82,678
TRW Inc.                                      3,261      187,181
Visteon Corp.                                 6,236       71,028
                                                         758,470

BANKS - 5.51%
ABC Bancorp                                   1,727       23,366
AmericanWest Bancorporation(1)                1,235       16,453
AmSouth Bancorp                               6,693      150,392
Associated Bancorp                            3,201      111,427
Bank of America Corp.                        27,814    1,949,205
Bank of New York Co. Inc.                    13,140      461,871
Bank One Corp.                               20,270      830,056
BB&T Corp.                                    7,848      298,616
Bryn Mawr Bank Corp.                          1,230       48,031
Cascade Bancorp                               6,223       95,274
Cavalry Bancorp Inc.                             47          607
Charter One Financial Inc.                    4,435      149,459
City National Corp.                           2,593      139,815
CoBiz Inc.                                    2,650       41,075
Columbia Bancorp                              3,179       63,898
Comerica Inc.                                 2,911      170,293
Commerce Bancshares Inc.                      3,203      137,569
Compass Bancshares Inc.                       3,173      106,581
Connecticut Bankshares Inc.                   5,762      206,856
Fifth Third Bancorp                           9,600      644,928
First M&F Corp.                                 861       21,353
First Oak Brook Bancshares "A"                1,230       39,667
First Place Financial Corp.                   5,134       89,845
First Security Financial Inc.                    99        2,124
First Tennessee National Corp.                3,599      137,842
First Virginia Banks Inc.                     3,970      155,862
FirstMerit Corp.                              3,071       76,560
FleetBoston Financial Corp.                  15,755      380,168
Fulton Financial Corp.                        3,825       71,528
German American Bancorp                       2,161       38,142
Golden West Financial Corp.                   2,039      138,632
GreenPoint Financial Corp.                    2,025      103,275
Heritage Financial Corp.                         80        1,298
Hibernia Corp. "A"                            4,713       98,596
Horizon Financial Corp.                      39,596      506,829
Huntington Bancshares Inc.                    5,164      104,261
ITLA Capital Corp.(1)                         1,298       38,382
JP Morgan Chase & Co.                        37,190      981,816
M&T Bank Corp.                                1,869      160,360
Marshall & Ilsley Corp.                       5,968      182,621
Mellon Financial Corp.                        6,580      181,937
Mercantile Bankshares Corp.                   2,844      115,665
National City Corp.                           8,068      251,480
National Commerce Financial Corp.             4,595      127,190
North Fork Bancorp                            4,372      183,493
Northern Trust Corp.                          3,941      168,438
Oak Hill Financial Inc.                          61        1,357

Lifepath 2020 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

BANKS (CONTINUED)
Ohio Valley Bancorp                             300  $     7,050
Peoples Bancorp Inc.                          1,337       36,794
PNC Financial Services Group                  3,314      152,742
Prosperity Bancshares Inc.                    8,390      159,913
Regions Financial Corp.                       4,842      172,956
SouthTrust Corp.                              5,787      151,851
Sovereign Bancorp Inc.                        8,016      122,805
State Bancorp Inc.                            1,249       22,270
State Street Corp.                            5,113      221,495
SunTrust Banks Inc.                           4,378      295,559
Synovus Financial Corp.                       5,286      127,763
TCF Financial Corp.                           2,339      113,675
Trustmark Corp.                               5,331      132,369
U.S. Bancorp                                 29,630      636,749
Union Planters Corp.                          4,066      126,290
Valley National Bancorp                       7,055      200,997
Vista Bancorp Inc.                            2,659       69,932
Wachovia Corp.                               22,586      832,294
Washington Mutual Inc.                       17,943      678,425
Wells Fargo & Company                        31,397    1,638,609
Wilmington Trust Corp.                        3,658      113,983
Zions Bancorp                                 2,325      126,991
                                                      16,146,005

BEVERAGES - 1.45%
Anheuser-Busch Companies Inc.                13,301      707,081
Brown-Forman Corp. "B"                          858       60,429
Coca-Cola Co.                                40,365    2,058,615
Coca-Cola Enterprises Inc.                    8,045      162,589
Coors (Adolf) Company "B"                       317       19,036
Pepsi Bottling Group Inc.                     3,900      113,880
PepsiAmericas Inc.                            3,757       53,800
PepsiCo Inc.                                 27,091    1,071,449
                                                       4,246,879

BIOTECHNOLOGY - 0.64%
Amgen Inc.(1)                                21,836      983,275
Applera Corp. - Celera Genomics Group(1)      3,155       29,815
Biogen Inc.(1)                                2,757       92,359
Cephalon Inc.(1)                              1,500       65,250
Chiron Corp.(1)                               4,308      163,230
CuraGen Corp.(1)                              1,949       11,324
Gene Logic Inc.(1)                            2,992       23,966
Genentech Inc.(1)                             4,435      145,424
Genzyme Corp. - General Division(1)           4,271       88,324
Human Genome Sciences Inc.(1)                 2,330       35,090
IDEC Pharmaceuticals Corp.(1)                 2,641      106,115
Immunomedics Inc.(1)                          1,487        8,550
Incyte Genomics Inc.(1)                       2,261       13,837
Millennium Pharmaceuticals Inc.(1)            5,643       69,183
Protein Design Labs Inc.(1)                   2,362       24,473
ViroLogic Inc.(1)                             1,658        1,807
                                                       1,862,022

BUILDING MATERIALS - 0.16%
American Standard Companies Inc.(1)           1,502      107,588
Masco Corp.                                   7,973      192,628
Texas Industries Inc.                         3,600      101,196
Vulcan Materials Co.                          1,946       75,933
                                                         477,345

CHEMICALS - 0.97%
Air Products & Chemicals Inc.                 3,453      161,980
Ashland Inc.                                  1,933       55,400
Cabot Corp.                                   2,044       48,729
Cabot Microelectronics Corp.(1)               1,502       63,760
Crompton Corp.                                5,117       57,055
Dow Chemical Co.                             13,307      402,138
Du Pont (E.I.) de Nemours                    16,267      655,723
Eastman Chemical Co.                          1,601       71,837
Engelhard Corp.                               2,696       70,527
Great Lakes Chemical Corp.                    2,521       72,504
Hawkins Inc.                                     71          635
Hercules Inc.(1)                              3,071       32,245
IMC Global Inc.                               4,536       60,057
Landec Corp.(1)                                 572        1,240
Lubrizol Corp.                                2,906       90,667
Millennium Chemicals Inc.                     5,399       71,807
Monsanto Co.                                  3,712       68,189
PPG Industries Inc.                           2,909      163,689
Praxair Inc.                                  2,479      138,898
Rogers Corp.(1)                               1,500       41,250
Rohm & Haas Co. "A"                           4,036      146,870
Sherwin-Williams Co.                          4,080      110,160
Sigma-Aldrich Corp.                           2,109      107,559
Solutia Inc.                                  2,516       16,354
Valspar Corp. (The)                           2,515      101,958
Vertex Pharmaceuticals Inc.(1)                1,955       38,904
                                                       2,850,135

COMMERCIAL SERVICES - 0.95%
Apollo Group Inc. "A"(1)                      5,200      217,516
Arbitron Inc.(1)                              2,034       67,122
Block (H & R) Inc.                            4,012      196,187
Caremark Rx Inc.(1)                           3,127       50,657
Cendant Corp.(1)                             16,572      237,145
Concord EFS Inc.(1)                           9,466      193,485
Convergys Corp.(1)                            3,984       71,274
CorVel Corp.(1)                               1,282       37,178
Deluxe Corp.                                  3,802      172,839
Donnelley (R.R.) & Sons Co.                   3,343       88,188
Dun & Bradstreet Corp.(1)                     2,494       88,013

44

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Lifepath 2020 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

COMMERCIAL SERVICES (CONTINUED)
Ecolab Inc.                                   2,023  $    91,116
Equifax Inc.                                  3,721       86,625
First Health Group Corp.(1)                   3,380       89,604
Landauer Inc.                                 3,404      111,345
Manpower Inc.                                 2,676       88,629
McKesson Corp.                                5,526      185,342
Moody's Corp.                                 3,899      188,400
MPS Group Inc.(1)                             3,618       19,356
Paychex Inc.                                  7,207      168,644
Plexus Corp.(1)                               1,949       28,494
Quintiles Transnational Corp.(1)              2,427       24,343
Robert Half International Inc.(1)             4,899       84,851
Scient Inc.                                      97           --
ServiceMaster Co.                             6,219       69,155
Valassis Communications Inc.(1)               1,615       60,789
Viad Corp.                                    2,936       64,974
                                                       2,781,271
COMPUTERS - 2.85%
Affiliated Computer Services Inc. "A"(1)      2,600      115,700
Apple Computer Inc.(1)                        7,208      106,318
Brocade Communications Systems Inc.(1)        5,198       75,215
Ceridian Corp.(1)                             2,968       47,696
Cisco Systems Inc.(1)                       124,478    1,720,286
Commerce One Inc.(1)                          1,973          784
Computer Sciences Corp.(1)                    3,100      114,173
Dell Computer Corp.(1)                       43,187    1,149,638
Diebold Inc.                                  2,698       97,236
DST Systems Inc.(1)                           2,011       68,535
Echelon Corp.(1)                              2,649       34,066
Electronic Data Systems Corp.                10,244      412,423
EMC Corp.(1)                                 35,215      238,053
Enterasys Networks Inc.(1)                    3,644        3,680
Entrust Inc.(1)                               1,224        5,237
Extreme Networks Inc.(1)                      3,155       29,752
Gateway Inc.(1)                               5,294       18,529
Hewlett-Packard Co.                          52,419      703,987
International Business Machines Corp.        30,900    2,329,242
Internet Security Systems Inc.(1)             1,781       27,036
Intraware Inc.(1)                             1,087        1,141
Juniper Networks Inc.(1)                      7,827       56,902
Lexmark International Group Inc. "A"(1)       2,596      122,531
McDATA Corp. "A"(1)                           2,565       24,547
NCR Corp.(1)                                  2,507       70,447
Network Appliance Inc.(1)                     6,386       60,922
Palm Inc.(1)                                 11,885        9,033
Quantum DLT & Storage Group(1)                4,547       13,414
Redback Networks Inc.(1)                      1,155        1,178
Riverstone Networks Inc.(1)                   1,613        1,452
RSA Security Inc.(1)                          1,619        3,821
SanDisk Corp.(1)                              2,581       41,838
Sapient Corp.(1)                              2,447        3,108
Seagate Technology Inc.                       4,153           --
Sun Microsystems Inc.(1)                     53,479      197,338
SunGard Data Systems Inc.(1)                  6,156      151,745
Synopsys Inc.(1)                              1,681       72,535
3Com Corp.(1)                                 4,989       24,596
Unisys Corp.(1)                               5,483       48,799
VeriSign Inc.(1)                              5,223       37,501
Veritas Software Corp.(1)                     7,405      120,331
                                                       8,360,765
COSMETICS / PERSONAL CARE - 1.23%
Avon Products Inc.                            4,014      195,642
Colgate-Palmolive Co.                         9,546      520,734
Estee Lauder Companies Inc. "A"               1,425       42,679
Gillette Co.                                 16,060      506,372
International Flavors & Fragrances Inc.       2,398       77,335
Kimberly-Clark Corp.                          8,448      505,528
Procter & Gamble Co.                         19,673    1,744,011
                                                       3,592,301
DISTRIBUTION / WHOLESALE - 0.20%
Costco Wholesale Corp.(1)                     7,664      256,054
Fastenal Co.                                  2,062       72,624
Genuine Parts Co.                             3,081      102,443
Grainger (W.W.) Inc.                          2,271      102,309
Tech Data Corp.(1)                            1,759       58,170
                                                         591,600
DIVERSIFIED FINANCIAL SERVICES - 3.81%
American Express Co.                         23,295      840,018
Atalanta Sosnoff Capital Corp.                  500        4,750
Bear Stearns Companies Inc.                   2,258      144,354
Capital One Financial Corp.                   3,696      131,836
Citigroup Inc.                               98,605    3,229,314
Countrywide Credit Industries Inc.            2,437      127,918
E*TRADE Group Inc.(1)                        12,879       55,895
Edwards (A.G.) Inc.                           2,374       89,357
Fannie Mae                                   15,969    1,210,131
Federated Investors Inc. "B"                  3,141       91,717
Franklin Resources Inc.                       4,644      162,540
Freddie Mac                                  13,171      844,261
Goldman Sachs Group Inc. (The)                9,390      725,847
Household International Inc.                  8,833      318,960
Knight Trading Group Inc.(1)                  1,767        7,474
Legg Mason Inc.                               2,233      107,787
Lehman Brothers Holdings Inc.                 5,122      292,005
MBNA Corp.                                   19,908      402,142
Merrill Lynch & Co. Inc.                     18,486      669,563
Metris Companies Inc.                         1,101        4,404

                                                                              45

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Lifepath 2020 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
Morgan Stanley Dean Witter & Co.             21,745  $   928,946
Providian Financial Corp.                     4,743       26,940
Sanders Morris Harris Group Inc.(1)           4,659       27,907
Schwab (Charles) Corp.                       23,865      219,081
SLM Corp.                                     2,947      270,093
Stifel Financial Corp.                        4,416       57,408
Stilwell Financial Inc.                       4,559       63,552
T. Rowe Price Group Inc.                      3,050       86,284
World Acceptance Corp.(1)                     3,873       30,016
                                                      11,170,500
ELECTRIC - 1.36%
AES Corp.(1)                                  9,170       27,693
Ameren Corp.                                  3,263      143,731
American Electric Power Inc.                  4,963      169,238
Calpine Corp.(1)                              5,088       24,829
Cinergy Corp.                                 4,045      139,148
CMS Energy Corp.                              2,437       25,735
Consolidated Edison Inc.                      4,473      182,006
Constellation Energy Group Inc.               3,597      100,752
Dominion Resources Inc.                       3,983      249,774
DQE Inc.                                      4,100       61,541
DTE Energy Co.                                4,098      175,845
Duke Energy Corp.                            12,551      336,743
Edison International(1)                       6,610       79,188
Entergy Corp.                                 4,562      192,471
Exelon Corp.                                  5,210      243,932
FirstEnergy Corp.                             6,656      219,648
FPL Group Inc.                                3,241      184,996
Mirant Corp.(1)                               8,704       32,901
NiSource Inc.                                 3,149       62,634
PG&E Corp.(1)                                 6,797       77,146
Pinnacle West Capital Corp.                   2,058       68,758
PPL Corp.                                     4,757      172,917
Progress Energy Inc.                          4,670      217,248
Public Service Enterprise Group Inc.          3,158      111,162
Reliant Energy Inc.                           5,613       66,514
Southern Co.                                 11,821      342,336
TXU Corp.                                     4,304      208,141
Xcel Energy Inc.                              5,734       55,390
                                                       3,972,417
ELECTRICAL COMPONENTS & EQUIPMENT - 0.20%
American Power Conversion Corp.(1)            4,905       61,362
Emerson Electric Co.                          8,120      396,094
Evercel Inc.(1)                                  58          106
Molex Inc.                                    4,212      125,096
Power-One Inc.(1)                             1,430        6,049
                                                         588,707
ELECTRONICS - 0.38%
Agilent Technologies Inc.(1)                  7,897      106,057
Applera Corp. - Applied Biosystems Group      3,739       74,070
Arrow Electronics Inc.(1)                     2,893       47,127
Badger Meter Inc.                             1,300       43,225
Fairchild Semiconductor International
  Corp. "A"(1)                                3,300       39,831
Jabil Circuit Inc.(1)                         4,530       84,756
Johnson Controls Inc.                         2,004      172,925
Millipore Corp.                               1,623       57,276
Parker Hannifin Corp.                         2,923      118,557
PerkinElmer Inc.                              2,415       13,765
Sanmina-SCI Corp.(1)                         10,043       35,552
Solectron Corp.(1)                           13,777       51,250
Symbol Technologies Inc.                      4,772       43,521
Tektronix Inc.(1)                             2,909       50,500
Thermo Electron Corp.(1)                      3,996       71,049
Vishay Intertechnology Inc.(1)                2,514       36,000
Waters Corp.(1)                               2,438       60,901
                                                       1,106,362
ENGINEERING & CONSTRUCTION - 0.02%
Fluor Corp.                                   1,858       51,392
UNIFAB International Inc.(1)                  2,916        1,604
Washington Group Warrants (Expires
  03/11/03)(1)                                   27           --
                                                          52,996
ENTERTAINMENT - 0.08%
International Game Technology Inc.(1)         2,254      145,789
International Speedway Corp. "A"              2,300       89,056
                                                         234,845
ENVIRONMENTAL CONTROL - 0.12%
Allied Waste Industries Inc.(1)               4,597       40,040
Waste Management Inc.                        12,181      309,763
                                                         349,803
FOOD - 1.21%
Albertson's Inc.                              7,079      182,072
Archer-Daniels-Midland Co.                   12,294      149,864
Campbell Soup Co.                             7,293      168,833
ConAgra Foods Inc.                            9,602      252,437
Flowers Foods Inc.(1)                         3,083       70,909
General Mills Inc.                            5,856      246,479
Heinz (H.J.) Co.                              5,788      218,613
Hershey Foods Corp.                           2,126      161,045
Hormel Foods Corp.                            2,904       66,298
Kellogg Co.                                   7,732      248,661
Kroger Co.(1)                                14,745      266,590
McCormick & Co. Inc.                          4,716      109,175

46

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Lifepath 2020 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

FOOD (CONTINUED)
Safeway Inc.(1)                              10,415  $   268,915
Sara Lee Corp.                               14,365      264,891
Smucker (J.M.) Co. (The)                      1,723       62,631
SUPERVALU Inc.                                4,133       85,842
Sysco Corp.                                  11,202      317,689
Tyson Foods Inc. "A"                          3,009       37,372
Whole Foods Market Inc.(1)                    2,099       93,741
Winn-Dixie Stores Inc.                        4,064       65,634
Wrigley (William Jr.) Co.                     4,212      214,433
                                                       3,552,124
FOREST PRODUCTS & PAPER - 0.31%
Boise Cascade Corp.                           1,900       51,395
Bowater Inc.                                  1,527       62,424
Georgia-Pacific Corp.                         4,034       84,916
International Paper Co.                       7,129      268,407
MeadWestvaco Corp.                            4,735      110,278
Plum Creek Timber Co. Inc.                    2,985       76,834
Temple-Inland Inc.                            1,364       69,769
Weyerhaeuser Co.                              3,427      186,806
                                                         910,829
GAS - 0.03%
Sempra Energy                                 3,995       95,920
                                                          95,920
HAND / MACHINE TOOLS - 0.10%
Black & Decker Corp.                          2,614      117,290
SPX Corp.(1)                                    744       80,798
Stanley Works (The)                           2,349       81,933
                                                         280,021
HEALTH CARE - 2.76%
Aetna Inc.                                    3,246      138,312
American Retirement Corp.(1)                  2,116        3,915
Apogent Technologies Inc.(1)                  4,290       86,958
Bard (C.R.) Inc.                              1,274       69,739
Bausch & Lomb Inc.                            1,755       55,265
Baxter International Inc.                     9,884      358,690
Beckman Coulter Inc.                          2,467       98,655
Becton Dickinson & Co.                        5,172      157,901
Biomet Inc.                                   5,453      146,468
Boston Scientific Corp.(1)                    6,773      197,433
Cyber-Care Inc.(1)                            1,601          160
Enzon Inc.(1)                                 1,924       42,328
Guidant Corp.(1)                              5,488      201,958
HCA - The Healthcare Co.                     10,399      484,073
Health Management Associates Inc. "A"(1)      5,070       97,598
Health Net Inc.(1)                            2,917       67,908
Healthsouth Corp.(1)                          6,790       36,598
Humana Inc.(1)                                4,790       63,707
Johnson & Johnson                            50,053    2,718,378
LCA-Vision Inc.(1)                           10,781        7,870
Manor Care Inc.(1)                            2,813       65,937
Medtronic Inc.                               20,607      848,596
Oxford Health Plans Inc.(1)                   2,698      109,404
Quest Diagnostics Inc.(1)                     1,656       92,819
St. Jude Medical Inc.(1)                      3,956      147,203
Stryker Corp.(1)                              4,153      234,105
Tenet Healthcare Corp.(1)                     9,990      471,228
UnitedHealth Group Inc.                       6,255      552,629
Universal Health Services Inc. "B"(1)         1,425       65,151
Viasys Healthcare Inc.(1)                     2,881       46,816
WellPoint Health Networks Inc.(1)             3,354      249,437
Zimmer Holdings Inc.(1)                       4,922      181,622
                                                       8,098,861
HOME BUILDERS - 0.06%
Clayton Homes Inc.                            5,750       76,303
Pulte Homes Inc.                              2,082       99,395
                                                         175,698
HOME FURNISHINGS - 0.14%
Ethan Allen Interiors Inc.                    2,230       75,775
Leggett & Platt Inc.                          5,150      119,223
Maytag Corp.                                  3,009       98,214
Polycom Inc.(1)                               2,161       21,199
Whirlpool Corp.                               1,989      110,012
                                                         424,423
HOUSEHOLD PRODUCTS / WARES - 0.24%
Avery Dennison Corp.                          2,182      137,728
Clorox Co.                                    4,047      174,264
Fortune Brands Inc.                           3,006      157,725
Newell Rubbermaid Inc.                        5,098      176,391
Tupperware Corp.                              2,725       49,704
                                                         695,812
INSURANCE - 2.85%
ACE Ltd.                                      4,500      143,145
AFLAC Inc.                                    7,932      242,799
Allmerica Financial Corp.                     1,877       41,763
Allstate Corp.                               15,931      592,952
Ambac Financial Group Inc.                    1,846      106,163
American International Group Inc.            48,925    3,072,490
American National Insurance Co.                 949       72,361
AON Corp.                                     4,870       96,221
Ceres Group Inc.(1)                           2,916        6,707
Chubb Corp.                                   3,260      201,761
CIGNA Corp.                                   4,200      357,504
Cincinnati Financial Corp.                    4,179      166,032
CNA Financial Corp.(1)                        1,884       51,640

                                                                              47

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Lifepath 2020 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

INSURANCE (CONTINUED)
Hancock (John) Financial Services Inc.        5,216  $   158,306
Hartford Financial Services Group Inc.        4,830      241,597
Jefferson-Pilot Corp.                         2,657      111,913
Lincoln National Corp.                        2,960      109,668
Loews Corp.                                   2,930      153,854
Marsh & McLennan Companies Inc.               8,924      434,153
MBIA Inc.                                     2,546      117,014
MetLife Inc.                                 11,556      311,088
MGIC Investment Corp.                         1,936      116,567
Old Republic International Corp.              2,192       70,363
PMI Group Inc. (The)                          2,086       70,715
Progressive Corp.                             3,836      206,185
Protective Life Corp.                         2,519       82,749
Radian Group Inc.                             1,691       73,491
SAFECO Corp.                                  3,760      124,494
St. Paul Companies Inc.                       3,029       92,142
Stewart Information Services Corp.(1)         3,067       54,899
Torchmark Corp.                               2,210       82,544
Travelers Property Casualty Corp. "A"         4,260       66,967
Travelers Property Casualty Corp. "B"         8,752      142,570
Unitrin Inc.                                  2,788       88,380
UNUMProvident Corp.                           4,636      107,370
XL Capital Ltd. "A"                           2,700      198,747
                                                       8,367,314
IRON / STEEL - 0.07%
Allegheny Technologies Inc.                   3,799       33,013
Nucor Corp.                                   1,953       97,728
United States Steel Corp.                     4,693       64,435
                                                         195,176
LEISURE TIME - 0.23%
Callaway Golf Co.                             4,025       59,691
Carnival Corp. "A"                           10,070      246,413
Harley-Davidson Inc.                          5,695      280,365
Sabre Holdings Corp.(1)                       2,777       74,729
                                                         661,198
LODGING - 0.22%
Harrah's Entertainment Inc.(1)                3,528      167,721
Hilton Hotels Corp.                           8,029       92,414
Mandalay Resort Group(1)                      2,636       79,344
Marriott International Inc. "A"               4,773      156,220
Park Place Entertainment Corp.(1)             5,994       56,044
Starwood Hotels & Resorts Worldwide Inc.      4,065      104,796
                                                         656,539
MACHINERY - 0.30%
AGCO Corp.(1)                                 3,491       66,748
Caterpillar Inc.                              6,662      290,730
Deere & Co.                                   4,013      184,277
Dover Corp.                                   3,777      108,513
Hardinge Inc.                                 1,304       11,084
Ingersoll-Rand Co. "A"                        2,897      108,782
Kadant Inc.(1)                                2,901       44,211
Rockwell International Corp.                  4,173       76,867
                                                         891,212
MANUFACTURERS - 2.74%
Cooper Industries Inc.                        1,849       60,499
Crane Co.                                     2,322       53,058
Danaher Corp.                                 2,643      158,976
Eastman Kodak Co.                             6,194      189,165
EnPro Industries Inc.                           437        1,722
FMC Corp.(1)                                    948       26,838
General Electric Co.                        166,072    5,007,071
Honeywell International Inc.                 13,859      415,077
Illinois Tool Works Inc.                      5,590      383,027
ITT Industries Inc.                           2,459      167,163
Pall Corp.                                    2,621       44,295
Quantum Fuel Systems Technologies
  Worldwide Inc.                              1,774        5,056
Textron Inc.                                  2,674      103,885
3M Co.                                        6,624      827,669
Tyco International Ltd.                      38,027      596,644
                                                       8,040,145
MEDIA - 2.04%
AOL Time Warner Inc.(1)                      80,016    1,012,202
Belo (A.H.) Corp.                             4,589      105,318
Cablevision Systems Corp.(1)                  2,292       21,843
Clear Channel Communications Inc.(1)         11,474      392,181
Comcast Corp. "A"(1)                         17,543      418,050
Dow Jones & Co. Inc.                          2,484      105,694
Gannett Co. Inc.                              4,640      352,454
Gemstar-TV Guide International Inc.(1)        4,845       19,961
Gray Television Inc "B"                       3,767       44,262
Hispanic Broadcasting Corp.(1)                3,557       68,828
Knight Ridder Inc.                            2,555      155,165
Liberty Media Corp. "A"(1)                   40,100      335,236
McGraw-Hill Companies Inc.                    3,542      224,598
New York Times Co. "A"                        3,805      179,596

Lifepath 2020 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

MEDIA (CONTINUED)
Readers Digest Association Inc. (The)
  "A"                                         2,477  $    42,307
Tribune Co.                                   5,715      238,373
UnitedGlobalCom Inc. "A"(1)                   1,561        2,716
Univision Communications Inc.(1)              4,091       95,320
USA Networks Inc.(1)                          4,172       89,364
Viacom Inc. "B"(1)                           31,061    1,264,183
Walt Disney Co. (The)                        37,374      586,024
Washington Post Company (The) "B"               151       97,697
Westwood One Inc.(1)                          2,700       94,311
Young Broadcasting Inc. "A"(1)                2,800       25,760
                                                       5,971,443
METAL FABRICATE / HARDWARE - 0.02%
Precision Castparts Corp.                     2,097       47,770
                                                          47,770
MINING - 0.21%
Alcoa Inc.                                   12,981      325,693
Arch Coal Inc.                                2,641       48,330
Newmont Mining Corp.                          6,524      185,855
Phelps Dodge Corp.                            1,913       61,809
                                                         621,687
OFFICE / BUSINESS EQUIPMENT - 0.16%
Herman Miller Inc.                            3,490       54,060
HON Industries Inc.                           3,509       96,392
Imagistics International Inc.(1)              2,517       47,571
Pitney Bowes Inc.                             4,972      180,235
Xerox Corp.(1)                               14,334      100,481
                                                         478,739
OIL & GAS PRODUCERS - 3.05%
Anadarko Petroleum Corp.                      4,854      216,683
Apache Corp.                                  3,236      178,174
Burlington Resources Inc.                     4,112      158,189
ChevronTexaco Corp.                          16,608    1,272,671
Conoco Inc.                                  11,941      293,152
Devon Energy Corp.                            3,560      167,320
Diamond Offshore Drilling Inc.                  729       16,286
ENSCO International Inc.                      3,409       90,918
EOG Resources Inc.                            3,278      114,206
Exxon Mobil Corp.                           112,244    3,979,050
Kerr-McGee Corp.                              2,360      110,566
Kinder Morgan Inc.                            3,244      133,620
Marathon Oil Corp.                            8,062      199,535
Murphy Oil Corp.                              2,354      201,620
Newfield Exploration Co.(1)                   3,500      118,650
Noble Drilling Corp.                          2,979       92,349
Noble Energy Inc.                             2,924       97,515
Occidental Petroleum Corp.                    7,218      214,375
Ocean Energy Inc.                             7,386      154,811
Phillips Petroleum Co.                        6,692      351,865
Pioneer Natural Resources Co.(1)              4,544      113,100
Rowan Companies Inc.(1)                       4,529       93,207
Sunoco Inc.                                   4,015      142,452
Transocean Sedco Forex Inc.                   4,898      120,001
Unocal Corp.                                  5,550      183,539
WD-40 Co.                                     4,362      114,808
                                                       8,928,662
OIL & GAS SERVICES - 0.33%
Baker Hughes Inc.                             4,104      112,860
BJ Services Co.(1)                            3,557      108,524
Cooper Cameron Corp.(1)                       1,147       51,431
FMC Technologies Inc.(1)                      3,386       62,167
Grant Prideco Inc.(1)                         6,027       59,125
Halliburton Co.                               6,145       93,404
Schlumberger Ltd.                             7,644      329,762
Smith International Inc.(1)                   2,178       70,676
Tidewater Inc.                                1,369       39,017
Varco International Inc.(1)                   2,982       52,573
                                                         979,539
PACKAGING & CONTAINERS - 0.03%
Sealed Air Corp.(1)                           1,817       28,145
Smurfit-Stone Container Corp.(1)              4,169       58,449
                                                          86,594
PHARMACEUTICALS - 4.38%
Abbott Laboratories                          27,128    1,085,934
Abgenix Inc.(1)                               3,292       25,480
Advanced Medical Optics Inc.                  1,360       12,050
Allergan Inc.                                 2,523      148,151
AmerisourceBergen Corp.                       2,200      159,522
Bristol-Myers Squibb Co.                     34,029      849,024
Cardinal Health Inc.                          7,691      498,684
Celgene Corp.(1)                              2,187       38,010
DENTSPLY International Inc.                   4,121      163,480
Forest Laboratories Inc. "A"(1)               2,882      210,386
Gilead Sciences Inc.(1)                       4,622      148,274
ICN Pharmaceuticals Inc.                      2,039       20,716
ImClone Systems Inc.(1)                       1,850       15,355
IVAX Corp.(1)                                 2,933       40,182
King Pharmaceuticals Inc.(1)                  5,356      114,136
Lilly (Eli) and Co.                          17,952    1,042,114
Medarex Inc.(1)                               1,924       11,736
MedImmune Inc.(1)                             5,673      145,626
Merck & Co. Inc.                             38,386    1,939,261
Mylan Laboratories Inc.                       2,774       90,571
Omnicare Inc.                                 2,816       62,712
Pfizer Inc.                                 105,910    3,503,503
Pharmacia Corp.                              21,764      951,087

                                                                              49

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Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

PHARMACEUTICALS (Continued)
Schering-Plough Corp.                        24,084  $   555,859
Sepracor Inc.(1)                              4,787       26,664
Watson Pharmaceuticals Inc.(1)                2,401       55,991
Wyeth                                        21,394      915,663
                                                      12,830,171
PIPELINES - 0.10%
Dynegy Inc. "A"                               6,859       14,267
El Paso Corp.                                 9,555      161,575
Questar Corp.                                 3,101       77,339
Williams Companies Inc.                       9,943       32,016
                                                         285,197
PUBLISHING - 0.00%
Golden Books Family Entertainment Inc.
  Warrants (Expires 01/27/03)                     2           --
                                                              --
REAL ESTATE - 0.25%
Annaly Mortgage Management Inc.              11,126      226,192
Catellus Development Corp.(1)                 4,931       97,141
LNR Property Corp.                            3,700      128,575
SL Green Realty Corp.                         8,500      281,095
                                                         733,003
REAL ESTATE INVESTMENT TRUSTS - 0.79%
Apartment Investment & Management Co.
  "A"                                         4,543      198,302
Archstone-Smith Trust                         6,347      167,243
AvalonBay Communities Inc.                    4,765      215,616
Capital Automotive REIT                         115        2,859
Capstead Mortgage Corp.                       5,000      106,000
Duke-Weeks Realty Corp.                       7,676      201,341
Equity Office Properties Trust                7,361      205,225
Equity Residential Properties Trust           6,096      170,200
General Growth Properties Inc.                5,800      292,262
Host Marriott Corp.                          10,770      109,208
iStar Financial Inc.                          6,200      181,040
Simon Property Group Inc.                     6,947      247,244
Vornado Realty Trust                          5,264      217,508
                                                       2,314,048
RETAIL - 4.23%
Amazon.com Inc.(1)                            4,246       63,435
AutoNation Inc.(1)                            7,391       97,561
AutoZone Inc.(1)                              2,262      163,656
Bed Bath & Beyond Inc.(1)                     5,158      165,365
Best Buy Co. Inc.(1)                          5,937      125,864
BJ's Wholesale Club Inc.(1)                   1,914       46,989
Brinker International Inc.(1)                 3,350       92,862
Cash America International Inc.               8,518       66,526
CDW Computer Centers Inc.(1)                  1,849       79,359
Circuit City Stores Inc.                      4,686       65,323
CVS Corp.                                     9,027      265,304
Darden Restaurants Inc.                       5,645      144,681
Dollar General Corp.                          5,817       87,139
Dollar Tree Stores Inc.(1)                    3,247       79,909
eBay Inc.(1)                                  4,273      241,510
Edison Brothers Stores Warrants (Expires
  09/26/05)(1)                                   16           --
Family Dollar Stores Inc.                     4,706      134,356
Federated Department Stores Inc.(1)           3,779      135,666
Gap Inc. (The)                               16,812      197,205
Golden State Bancorp Inc.(1)                    800          936
Home Depot Inc.                              41,832    1,377,528
Kohls Corp.(1)                                5,929      413,370
Limited Inc.                                  9,715      148,542
Lowe's Companies Inc.                        13,214      546,795
May Department Stores Co.                     5,349      156,886
McDonald's Corp.                             21,381      508,013
Nordstrom Inc.                                3,731       72,120
Office Depot Inc.(1)                          5,641       72,882
Outback Steakhouse Inc.(1)                    1,644       48,268
Payless ShoeSource Inc.(1)                    1,125       59,513
Penney (J.C.) Co. Inc.                        5,406       93,848
Pier 1 Imports Inc.                           2,907       52,035
RadioShack Corp.                              3,084       67,200
Rite Aid Corp.(1)                             6,847       14,379
Ross Stores Inc.                              2,490       89,914
Saks Inc.(1)                                  4,626       49,128
Sears, Roebuck and Co.                        5,526      251,488
Staples Inc.(1)                               7,889      109,657
Starbucks Corp.(1)                            8,969      180,277
Target Corp.                                 14,884      509,033
Tiffany & Co.                                 3,395       84,196
TJX Companies Inc.                           10,408      205,870
Toys R Us Inc.(1)                             4,322       57,612
Walgreen Co.                                 17,115      594,746
Wal-Mart Stores Inc.                         76,162    4,073,144
Wendy's International Inc.                    4,132      147,554
Yum! Brands Inc.                              5,680      172,274
                                                      12,409,918
SEMICONDUCTORS - 1.64%
Advanced Micro Devices Inc.(1)                5,810       51,419
Agere Systems Inc.(1)                           616          979
Agere Systems Inc. "B"                       15,143       23,320
Altera Corp.(1)                               7,108       76,127
Analog Devices Inc.(1)                        5,912      142,479
Applied Materials Inc.(1)                    26,896      359,331
Applied Micro Circuits Corp.(1)               6,014       23,154
Atmel Corp.(1)                                5,151       11,899
Broadcom Corp. "A"(1)                         5,539       91,338
Conexant Systems Inc.(1)                      6,181        9,148

50

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Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

SEMICONDUCTORS (CONTINUED)
Cree Inc.(1)                                  2,524  $    34,730
Cypress Semiconductor Corp.(1)                2,527       26,609
Integrated Device Technology Inc.(1)          2,318       30,667
Intel Corp.                                 117,317    1,955,674
International Rectifier Corp.(1)              1,642       35,730
Intersil Corp. "A"(1)                         2,800       47,376
KLA-Tencor Corp.(1)                           3,329      109,424
Lam Research Corp.(1)                         3,738       43,473
Lattice Semiconductor Corp.(1)                2,510       16,014
Linear Technology Corp.                       5,553      145,600
LSI Logic Corp.(1)                            6,050       44,347
Maxim Integrated Products Inc.(1)             5,495      173,697
Microchip Technology Inc.(1)                  4,615       97,146
Micron Technology Inc.(1)                    10,185      175,691
Mykrolis Corp.(1)                             5,198       37,737
National Semiconductor Corp.(1)               3,004       48,034
Novellus Systems Inc.(1)                      2,890       70,689
NVIDIA Corp.(1)                               3,210       32,582
PMC-Sierra Inc.(1)                            3,800       26,638
QLogic Corp.(1)                               2,283       76,595
Rambus Inc.(1)                                1,259        6,862
Skyworks Solutions Inc.                       2,169        9,110
Teradyne Inc.(1)                              3,320       41,998
Texas Instruments Inc.                       28,347      558,436
TranSwitch Corp.(1)                           1,561        1,030
TriQuint Semiconductor Inc.(1)                2,598       13,769
Varian Semiconductor Equipment
  Associates Inc.(1)                          1,567       32,782
Vitesse Semiconductor Corp.(1)                4,520        6,012
Xilinx Inc.(1)                                6,007      116,055
                                                       4,803,701
SOFTWARE - 2.88%
Adobe Systems Inc.                            4,603       92,520
Akamai Technologies Inc.(1)                     612          581
Ariba Inc.(1)                                 2,516        5,535
Autodesk Inc.                                 3,684       48,997
Automatic Data Processing Inc.               10,466      395,301
BEA Systems Inc.(1)                           5,808       35,487
BMC Software Inc.(1)                          5,610       77,979
BroadVision Inc.                                512        1,265
Cadence Design Systems Inc.(1)                5,685       76,577
Certegy Inc.(1)                               2,260       74,264
CheckFree Corp.(1)                            2,249       27,820
ChoicePoint Inc.(1)                           2,365      101,624
Citrix Systems Inc.(1)                        4,059       25,572
CMGI Inc.(1)                                  2,573        1,467
Computer Associates International Inc.       10,139      113,557
Compuware Corp.(1)                            6,574       23,864
DoubleClick Inc.(1)                           2,130       11,992
eFunds Corp.(1)                               2,362       24,163
Electronic Arts Inc.(1)                       2,601      164,539
First Data Corp.                             12,618      438,476
Fiserv Inc.(1)                                3,897      143,449
i2 Technologies Inc.(1)                       4,189        3,770
IMS Health Inc.                               5,814      101,164
InfoSpace Inc.(1)                             3,987        2,073
Inktomi Corp.(1)                              1,630          815
Intuit Inc.(1)                                4,383      195,613
Macromedia Inc.(1)                            2,463       16,847
Mercury Interactive Corp.(1)                  2,661       67,616
Micromuse Inc.(1)                             1,824        5,508
Microsoft Corp.(1)                           93,548    4,595,078
Network Associates Inc.(1)                    3,782       49,166
Novell Inc.(1)                                6,488       16,869
Openwave Systems Inc.(1)                      2,742        2,742
Oracle Corp.(1)                              93,281      894,565
Parametric Technology Corp.(1)                5,101       11,630
PeopleSoft Inc.(1)                            5,799       93,248
Rational Software Corp.(1)                    4,328       29,430
RealNetworks Inc.(1)                          1,767        8,093
Reynolds & Reynolds Co. (The) "A"             3,434       85,335
Siebel Systems Inc.(1)                        8,041       68,107
Sybase Inc.(1)                                3,363       47,116
Symantec Corp.(1)                             3,598      102,903
TIBCO Software Inc.(1)                        4,024       16,941
VA Systems Inc.(1)                              515          597
Vignette Corp.(1)                             2,001        1,781
webMethods Inc.(1)                            2,501       21,881
Yahoo! Inc.(1)                               10,334      106,337
                                                       8,430,254
TELECOMMUNICATION EQUIPMENT - 0.46%
ADC Telecommunications Inc.(1)               12,744       16,312
Advanced Fibre Communications Inc.(1)         2,745       48,422
American Tower Corp.(1)                       5,226       12,856
Andrew Corp.(1)                               2,269       22,667
Avaya Inc.(1)                                 6,795       14,270
CIENA Corp.(1)                                6,022       24,443
Comverse Technology Inc.(1)                   3,074       25,145
Digital Lightwave Inc.(1)                     1,044        1,409
Harris Corp.                                  1,981       63,293
JDS Uniphase Corp.(1)                        23,428       63,021
Lucent Technologies Inc.(1)                  57,238       99,022
Motorola Inc.                                38,546      462,552
Nx Networks Inc.(1)                              58           --
QUALCOMM Inc.(1)                             13,589      376,551
RF Micro Devices Inc.(1)                      3,041       20,344
Scientific-Atlanta Inc.                       3,415       50,337
Sonus Networks Inc.(1)                        2,730        2,102
Sycamore Networks Inc.(1)                     1,698        4,839
Tellabs Inc.(1)                               7,394       41,776

                                                                              51

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Lifepath 2020 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT (CONTINUED)
Terayon Communication Systems Inc.(1)           800  $     2,504
                                                       1,351,865
TELECOMMUNICATIONS - 0.90%
Allegiance Telecom Inc.(1)                    2,270        1,703
AT&T Wireless Services Inc.(1)               45,363      224,093
Broadwing Inc.(1)                             5,614       18,077
Citizens Communications Co.(1)                6,591       48,246
Corning Inc.(1)                              16,334       32,668
Cox Communications Inc. "A"(1)                3,827       98,928
Crown Castle International Corp.(1)           2,641        6,074
EchoStar Communications Corp.(1)              5,416       96,405
Emulex Corp.(1)                               2,724       45,981
General Motors Corp. "H"(1)                  12,486      128,481
Leap Wireless International Inc.(1)           4,546        1,773
Level 3 Communications Inc.(1)                3,988       20,658
Loral Space & Communications Ltd.(1)          4,173        2,045
MRV Communications Inc.(1)                    1,430        1,487
Newport Corp.(1)                              1,912       29,751
Next Level Communications Inc.(1)             1,767        1,679
Nextel Communications Inc. "A"(1)            15,089      114,827
NTL Inc.(1)                                   1,633           29
Powerwave Technologies Inc.(1)                1,444        8,953
Qwest Communications International Inc.      29,649       96,359
Sprint Corp. (PCS Group)(1)                  16,803       66,540
Verizon Communications Inc.                  51,448    1,594,888
                                                       2,639,645
TELEPHONE - 1.28%
Alltel Corp.                                  6,822      286,933
AT&T Corp.                                   64,198      784,500
BellSouth Corp.                              33,786      787,890
CenturyTel Inc.                               3,883      105,035
SBC Communications Inc.                      60,999    1,509,115
Sprint Corp. (FON Group)                     15,723      182,387
Telephone & Data Systems Inc.                 1,532       91,537
                                                       3,747,397
TEXTILES - 0.07%
Cintas Corp.                                  4,356      191,708
                                                         191,708
TOBACCO - 0.74%
Philip Morris Companies Inc.                 37,295    1,864,750
R.J. Reynolds Tobacco Holdings Inc.           2,361      138,921
UST Inc.                                      4,980      172,856
                                                       2,176,527
TOYS / GAMES / HOBBIES - 0.07%
Hasbro Inc.                                   4,495       59,109
Marvel Enterprises Inc. "C" Warrants
  (Expires 10/02/02)(1)                          66            1
Mattel Inc.                                   7,298      141,800
                                                         200,910
TRANSPORTATION - 0.79%
Burlington Northern Santa Fe Corp.            5,238      150,645
CNF Transportation Inc.                       2,562       78,653
CSX Corp.                                     3,532      123,020
FedEx Corp.(1)                                6,129      290,208
Kansas City Southern Industries Inc.          4,545       68,857
Norfolk Southern Corp.                        7,312      153,040
Old Dominion Freight Line Inc.(1)             1,766       27,020
Union Pacific Corp.                           3,822      231,422
United Parcel Service Inc.                   18,600    1,188,726
                                                       2,311,591
TRUCKING & LEASING - 0.02%
GATX Corp.                                    2,859       69,559
                                                          69,559
WATER - 0.10%
American Water Works Inc.                     3,541      157,468
Connecticut Water Service Inc.                2,616       68,251
Middlesex Water Co.                           2,832       66,269
                                                         291,988
TOTAL U.S. COMMON STOCKS
(Cost: $223,599,066)                                 168,942,545
INTERNATIONAL COMMON STOCKS - 15.39%
AUSTRALIA - 0.97%
Coles Myer Ltd. ADR                          10,219      258,234
National Australia Bank ADR                  10,280      984,207
Newcrest Mining Ltd.                         34,883      134,123
News Corporation Ltd. ADR                     8,429      181,224
Rio Tinto PLC ADR                             8,315      592,028
Westpac Banking Corp. ADR                    16,195      672,093
                                                       2,821,909
BERMUDA - 0.03%
Weatherford International Ltd.                2,210       90,256
                                                          90,256
CANADA - 0.19%
Alcan Aluminum Ltd.                           5,351      150,684
Barrick Gold Corp.                            9,007      144,742

52

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Lifepath 2020 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

CANADA (CONTINUED)
Inco Ltd.(1)                                  5,448  $    98,010
Nortel Networks Corp.(1)                     53,615       56,296
Placer Dome Inc.                             11,822      117,865
                                                         567,597

DENMARK - 0.30%
Novo-Nordisk A/S ADR                         19,260      582,230
TDC A/S ADR                                  21,956      301,675
                                                         883,905

FINLAND - 0.28%
Nokia OYJ                                     4,283       57,209
Nokia OYJ ADR                                44,658      593,505
Stora Enso OYJ "R"                           16,832      185,870
                                                         836,584

FRANCE - 1.35%
Alcatel SA ADR                               27,956      140,619
Aventis SA ADR                               18,685    1,099,799
AXA-UAP ADR                                  44,745      613,007
France Telecom SA ADR                         6,308       80,301
LVMH Moet-Hennessy Louis Vuitton ADR         50,469      426,463
Total Fina SA ADR                            20,712    1,477,180
Total Fina SA Warrants (Expires
  08/08/03)                                      81        1,972
Vivendi Universal SA ADR                      7,022       91,005
                                                       3,930,346

GERMANY - 0.71%
DaimlerChrysler AG                           24,929    1,068,457
Deutsche Telekom AG ADR                      34,844      383,284
SAP AG ADR                                   11,445      220,316
Siemens AG                                    8,607      405,669
                                                       2,077,726

HONG KONG - 0.16%
ASM Pacific Technology Ltd.                  51,500       93,427
Bank of East Asia Ltd.                       78,800      150,024
Giordano International Ltd.                 150,000       66,347
Hang Lung Properties Ltd.                    26,000       26,667
Hong Kong Exchanges & Clearing Ltd.          18,000       23,769
Sino Land Co. Ltd.                          350,000      114,424
Wharf Holdings Ltd.                           9,000       18,750
                                                         493,408

IRELAND - 0.26%
Allied Irish Banks PLC ADR                   29,864      774,374
                                                         774,374

ITALY - 0.56%
Benetton Group SpA ADR                       15,905      369,791
ENI-Ente Nazionale Idrocarburi SpA ADR        7,224      544,690
Fiat SpA ADR                                 21,073      240,654
San Paolo-IMI SpA ADR                        28,328      476,194
                                                       1,631,329

JAPAN - 3.48%
Anritsu Corp.                                 3,000       16,725
Asatsu-DK Inc.                                4,200       79,703
Canon Inc. ADR                               11,643      398,656
CSK Corp.                                     1,700       61,511
Daicel Chemical Industries Ltd.              31,000       87,589
Daifuku Co. Ltd.                             35,000      131,363
Daimaru Inc. (The)                           17,000       77,856
Fuji Machine Mfg. Co. Ltd.                    6,500       81,685
Fuji Photo Film Co. Ltd. ADR                  9,554      297,798
Fujikura Ltd.                                13,000       40,240
Gunma Bank Ltd.                              10,000       44,195
Hitachi Cable Ltd.                           15,000       51,997
Hitachi Ltd. ADR                              5,744      306,787
Hitachi Zosen Corp.(1)                      152,000       76,920
Honda Motor Company Ltd. ADR                 20,124      426,629
Ito-Yokado Co. Ltd. ADR                       6,819      294,854
Japan Air Lines ADR                          42,710      206,716
JGC Corp.                                     5,000       32,556
JSR Corp.                                     4,000       31,409
Kaken Pharmaceutical Co. Ltd.                17,000       85,312
Katokichi Co. Ltd.                            7,800      128,942
Kikkoman Corp.                               28,000      177,590
Kinden Corp.                                  7,000       29,815
Kirin Brewery Co. Ltd. ADR                    8,080      521,160
Kubota Corp. ADR                             18,584      268,539
Kurita Water Industries Ltd.                  3,000       33,399
Kyocera Corp. ADR                             2,671      186,810
Makita Corp. ADR                             11,884       70,472
Matsushita Electric Industrial Co. Ltd.
  ADR                                        29,617      362,808
Meitec Corp.                                  3,300       90,178
Millea Holdings Inc.(1)                          14      113,592
Millea Holdings Inc. ADR                     11,943      486,080
Mitsubishi Corp. ADR                         23,607      312,793
Mitsubishi Gas Chemical Co. Inc.             46,000       77,983
Mitsui & Co. ADR                              3,265      349,257
Mitsui Engineering & Shipbuilding Co.
  Ltd.(1)                                    50,000       59,039
Mitsui O.S.K. Lines Ltd.                     17,000       33,695
Mitsui Trust Holdings Inc.                   55,000      125,712
Mitsumi Electric Co. Ltd.                     5,700       78,891
Namco Ltd.                                    3,800       69,388
NEC Corp. ADR                                23,721      130,703
Nichirei Corp.                               42,000      136,381
Nikon Corp.                                   5,000       42,888
Nippon Sanso Corp.                           31,000       94,649

                                                                              53

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Lifepath 2020 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

JAPAN (CONTINUED)
Nippon Telegraph & Telephone Corp. ADR       15,712  $   312,826
Nishimatsu Construction Co. Ltd.             33,000       94,353
Nissan Chemical Industries Ltd.              18,000       85,320
Nissan Motor Co. Ltd. ADR                    19,289      284,686
NKK Corp.(1)                                 55,000       48,707
Oki Electric Industry Co. Ltd.(1)            24,000       48,581
Pioneer Corp. ADR                             7,850      137,925
Q.P. Corp.                                   20,000      171,214
Ricoh Corp. Ltd. ADR                          2,589      230,421
Rohm Co. Ltd.                                 1,300      177,405
Sekisui Chemical Co. Ltd.                    17,000       50,470
Seventy Seven Bank Ltd.                      10,000       35,930
Showa Denko K.K.(1)                          40,000       61,738
Softbank Corp.                                2,200       22,971
Sony Corp. ADR                                7,740      336,767
Sumitomo Metal Industries Ltd.(1)           169,000       69,844
Sumitomo Metal Mining Co. Ltd.               11,000       45,646
Suruga Bank Ltd. (The)                        2,000       10,037
Takuma Co. Ltd                               25,000      188,504
Teikoku Oil Co. Ltd.                         16,000       63,290
Toda Corp.                                   15,000       28,592
Toyota Motor Corp. ADR                       13,846      692,854
Trans Cosmos Inc.                             1,300       24,725
Ube Industries Ltd.(1)                       31,000       39,742
Yamazaki Baking Co. Ltd.                     24,000      128,132
Yokogawa Electric Corp.                       6,000       39,168
                                                      10,241,113

NETHERLANDS - 1.56%
Abn Amro Holding NV ADR                      42,781      694,763
Aegon NV ADR                                 21,309      309,194
Akzo Nobel NV ADR                            12,353      465,090
ING Groep NV ADR                             16,996      372,722
Koninklijke Ahold NV ADR                     30,081      511,377
Koninklijke (Royal) Philips Electronics
  NV - NY Shares                             22,377      452,015
Reed Elsevier NV ADR                         22,547      574,949
Royal Dutch Petroleum Co.                    12,368      557,948
Royal Dutch Petroleum Co. - NY Shares        11,214      506,873
Unilever NV - NY Shares                       2,056      121,654
                                                       4,566,585

NEW ZEALAND - 0.07%
Telecom Corp. of New Zealand Ltd. ADR        10,375      197,125
                                                         197,125

PORTUGAL - 0.07%
Banco Comercial Portugues ADR                14,551      200,949
                                                         200,949

SINGAPORE - 0.19%
Chartered Semiconductor Manufacturing
  Ltd. ADR(1)                                 1,909       22,622
Hotel Properties Ltd.                       128,000       75,344
Neptune Orient Lines Ltd.(1)                120,000       52,119
Parkway Holdings Ltd.                       211,000       92,848
Singapore Exchange Ltd.                     197,000      137,349
SMRT Corp. Ltd.                             335,000      120,610
ST Assembly Test Services Ltd.(1)            12,000       11,041
Venture Manufacturing Ltd.                    2,000       14,744
                                                         526,677

SPAIN - 0.69%
Banco Bilbao Vizcaya Argentaria SA ADR       41,026      401,234
Banco Santander Central Hispano SA ADR      118,876      786,959
Repsol SA ADR                                24,863      324,711
Telefonica SA ADR                            18,214      501,978
                                                       2,014,882

SWEDEN - 0.08%
Svenska Cellulosa AB "B"                      3,571      121,919
Telefonaktiebolaget LM Ericsson AB ADR      109,241       79,746
Telefonaktiebolaget LM Ericsson
  Rights(2)                                 109,241       33,865
                                                         235,530

SWITZERLAND - 0.73%
Adecco SA ADR                                29,005      322,246
Centerpulse Ltd. ADR                         13,480      197,482
Credit Suisse Group(1)                        7,486      174,099
Kudelski SA - Bearer(1)                       1,347       24,011
Nestle SA                                     3,316      711,526
Swiss Re                                      2,199      155,329
UBS AG - Registered(1)                        9,864      464,722
Zurich Financial Services AG                    805       79,660
                                                       2,129,075

UNITED KINGDOM - 3.71%
Arm Holdings PLC(1)                          15,550       36,923
AstraZeneca PLC ADR                          24,885      725,398
Barclays PLC ADR                             34,148      986,877
BHP Billiton PLC                             44,433      209,637
BP PLC                                       46,828      362,553
BP PLC ADR                                   22,914    1,072,375
British Sky Broadcasting PLC ADR              4,551      257,132
British Telecom PLC ADR(1)                   14,358      448,831
Cadbury Schweppes PLC ADR                    28,624      840,401
Diageo PLC ADR                               27,385    1,322,969
GlaxoSmithKline PLC ADR                      48,792    1,848,729
Hanson PLC ADR                               15,682      477,674

54

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Lifepath 2020 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

                                            Shares or
Security                                   Face Amount        Value
-------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
Hong Kong & Shanghai Banking ADR               7,425  $     424,413
HSBC Holdings PLC                             14,994        170,593
Reuters Group PLC ADR                          6,052        160,862
Royal Bank of Scotland Group PLC              18,306        436,940
Vodafone Group PLC ADR                        70,313      1,124,305
                                                         10,906,612

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $65,497,249)                                      45,125,982

TOTAL COMMON STOCKS
(Cost: $289,096,315)                                    214,068,527

U.S. GOVERNMENT OBLIGATIONS - 25.72%
U.S. Treasury Bonds
  5.25%,  11/15/28                      $    200,000        203,711
  6.00%,  02/15/26                         1,500,000      1,677,422
  7.50%,  11/15/16                         2,000,000      2,552,968
 10.38%,  11/15/12                         3,000,000      3,974,766
 12.38%,  05/15/04                           400,000        469,062
U.S. Treasury Notes
  2.75%,  10/31/03                         8,700,000      8,800,589
  3.25%,  12/31/03                         4,000,000      4,075,000
  4.25%,  11/15/03                         6,580,000      6,773,031
  4.63%,  05/15/06                         2,100,000      2,233,957
  4.75%,  11/15/08                         7,350,000      7,828,323
  5.00%,  08/15/11                         6,180,000      6,610,672
  5.75%,  08/15/03                         3,250,000      3,372,382
  5.88%,  02/15/04                         5,060,000      5,348,774
  5.88%,  11/15/05                         4,000,000      4,400,936
  6.00%,  08/15/04                         2,300,000      2,470,883
  6.25%,  02/15/07                         2,250,000      2,544,521
  6.50%,  08/15/05                         1,650,000      1,837,752
  6.75%,  05/15/05                         3,250,000      3,617,149
  7.25%,  05/15/04                         5,030,000      5,470,714
  7.88%,  11/15/04                         1,000,000      1,120,156

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $71,851,086)                                      75,382,768

SHORT TERM INSTRUMENTS - 10.34%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                    20,954,289     20,954,289
Dreyfus Money Market Fund                  2,142,557      2,142,557
General Electric Commercial Paper
  1.77%, 09/06/02                          5,000,000     5,000,000
Goldman Sachs Financial Square Prime
  Obligation Fund                            629,822        629,822
Providian Temp Cash Money Market Fund      1,597,503      1,597,503

TOTAL SHORT TERM INSTRUMENTS
(Cost: $30,324,171)                                      30,324,171

TOTAL INVESTMENTS IN SECURITIES - 109.09%
(Cost $391,271,572)                                     319,775,466
Other Assets, Less Liabilities - (9.09%)                (26,653,363)

NET ASSETS - 100.00%                                    293,122,103

(1)  Non-Income earning securities.
(2) Security valued at fair value in accordance with procedures approved by the Board of Trustees (Note 1).

The accompanying notes are an integral part of these financial statements.

                                                                              55

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Lifepath 2030 Master Portfolio
Schedule of Investments
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

COMMON STOCKS - 83.50%

U.S. COMMON STOCKS - 64.85%
ADVERTISING - 0.18%
Harte-Hanks Inc.                              1,320  $    27,126
Interpublic Group of Companies Inc.           3,701       67,469
Omnicom Group Inc.                            1,501       90,810
TMP Worldwide Inc.(1)                         1,000       10,920
                                                         196,325

AEROSPACE / DEFENSE - 0.99%
Boeing Co.                                    6,759      250,556
General Dynamics Corp.                        1,452      114,185
Goodrich (B.F.) Co.                             807       16,842
Lockheed Martin Corp.                         3,335      211,172
Northrop Grumman Corp.                        1,043      128,080
Raytheon Co.                                  2,978      104,230
Rockwell Collins                              1,515       32,194
United Technologies Corp.                     4,021      238,807
                                                       1,096,066

AIRLINES - 0.12%
AMR Corp.(1)                                  1,274       12,982
ATA Holdings Corp.                            2,900       12,296
Continental Airlines Inc. "B"(1)                486        4,943
Delta Air Lines Inc.                            386        6,782
Northwest Airlines Corp. "A"(1)                 501        5,095
Southwest Airlines Co.                        5,860       83,271
UAL Corp.                                     1,215        3,487
                                                         128,856

APPAREL - 0.27%
Garan Inc.                                    1,000       59,980
Jones Apparel Group Inc.(1)                   1,146       41,359
Liz Claiborne Inc.                            1,636       46,168
Nike Inc. "B"                                 2,071       89,426
VF Corp.                                      1,482       60,184
                                                         297,117

AUTO MANUFACTURERS - 0.37%
Ford Motor Company                           12,192      143,500
General Motors Corp. "A"                      4,190      200,533
Navistar International Corp.                  1,106       27,650
PACCAR Inc.                                   1,177       41,560
                                                         413,243

AUTO PARTS & EQUIPMENT - 0.17%
Dana Corp.                                    1,329       22,513
Delphi Automotive Systems Corp.               4,186       40,814
Goodyear Tire & Rubber Co.                    1,014       13,709

TRW Inc.                                      1,328       76,227
Visteon Corp.                                 3,065       34,910
                                                         188,173

BANKS - 6.25%
AmSouth Bancorp                               3,431       77,095
Associated Bancorp                            1,908       66,417
Bank of America Corp.                        12,325      863,736
Bank of Hawaii Corp.                            883       25,501
Bank of New York Co. Inc.                     5,333      187,455
Bank One Corp.                                8,766      358,968
BB&T Corp.                                    3,824      145,503
Century Bancorp Inc. "A"                      1,500       42,405
Charter One Financial Inc.                    2,090       70,433
Citizens Banking Corp.                        1,300       33,774
City National Corp.                           1,458       78,615
Comerica Inc.                                 1,487       86,989
Commerce Bancorp Inc.                         1,400       66,374
Commerce Bancshares Inc.                        903       38,784
Compass Bancshares Inc.                       1,304       43,801
Fifth Third Bancorp                           4,299      288,807
First State Bancorp                             400        9,836
First Tennessee National Corp.                1,762       67,485
First Virginia Banks Inc.                     1,408       55,278
FleetBoston Financial Corp.                   8,010      193,281
Golden West Financial Corp.                   1,108       75,333
GreenPoint Financial Corp.                    1,900       96,900
Hibernia Corp. "A"                            1,646       34,434
Hudson United Bancorp                         1,400       40,432
Huntington Bancshares Inc.                    2,058       41,551
JP Morgan Chase & Co.                        15,722      415,061
KeyCorp                                       3,339       89,585
M&T Bank Corp.                                  799       68,554
Marshall & Ilsley Corp.                       2,404       73,562
Mellon Financial Corp.                        2,281       63,070
Mercantile Bankshares Corp.                     825       33,553
Nara Bancorp Inc.                               400        7,880
National City Corp.                           4,166      129,854
National Commerce Financial Corp.             1,918       53,090
New York Community Bancorp Inc.               2,200       68,662
North Fork Bancorp                            3,177      133,339
Northern Trust Corp.                          1,422       60,776
PNC Financial Services Group                  2,151       99,140
Regions Financial Corp.                       3,198      114,233
Sky Financial Group Inc.                      1,108       22,670
SouthTrust Corp.                              2,316       60,772
State Street Corp.                            2,407      104,271
SunTrust Banks Inc.                           1,864      125,839
Synovus Financial Corp.                       1,821       44,014
TCF Financial Corp.                           1,104       53,654
Trustmark Corp.                                 844       20,957
U.S. Bancorp                                 13,480      289,685
Union Planters Corp.                          2,841       88,241
UnionBanCal Corp.                             1,400       63,000

56

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Lifepath 2030 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

BANKS (CONTINUED)
Valley National Bancorp                       1,701  $    48,461
Wachovia Corp.                                9,797      361,019
Washington Federal Inc.                       1,718       44,050
Washington Mutual Inc.                        9,092      343,769
Wells Fargo & Company                        13,345      696,476
Wilmington Trust Corp.                          588       18,322
Zions Bancorp                                 1,035       56,532
                                                       6,941,278
BEVERAGES - 1.50%
Anheuser-Busch Companies Inc.                 4,972      264,312
Brown-Forman Corp. "B"                          331       23,312
Coca-Cola Co.                                16,410      836,910
Coca-Cola Enterprises Inc.                    3,470       70,129
Coors (Adolf) Company "B"                       154        9,248
PepsiAmericas Inc.                              797       11,413
PepsiCo Inc.                                 11,311      447,350
                                                       1,662,674
BIOTECHNOLOGY - 0.73%
Amgen Inc.(1)                                 9,249      416,482
Applera Corp. - Celera Genomics Group(1)      1,576       14,893
Biogen Inc.(1)                                1,666       55,811
Chiron Corp.(1)                               2,272       86,086
CuraGen Corp.(1)                              1,146        6,658
Genentech Inc.(1)                             3,015       98,862
Genzyme Corp. - General Division(1)           1,954       40,409
IDEC Pharmaceuticals Corp.(1)                 1,300       52,234
Millennium Pharmaceuticals Inc.(1)            2,838       34,794
                                                         806,229
BUILDING MATERIALS - 0.19%
American Standard Companies Inc.(1)             591       42,333
Masco Corp.                                   3,490       84,318
Nortek Inc.(1)                                1,200       52,920
Vulcan Materials Co.                            871       33,986
                                                         213,557
CHEMICALS - 1.05%
Air Products & Chemicals Inc.                 1,707       80,075
Ashland Inc.                                    450       12,897
Cabot Corp.                                     809       19,287
Cabot Microelectronics Corp.(1)                 853       36,210
Crompton Corp.                                1,379       15,376
Dow Chemical Co.                              6,557      198,153
Du Pont (E.I.) de Nemours                     6,938      279,671
Eastman Chemical Co.                            722       32,396
Engelhard Corp.                               1,064       27,834
IMC Global Inc.                               1,055       13,968
Lubrizol Corp.                                  831       25,927
Lyondell Chemical Co.                         1,089       15,605
Millennium Chemicals Inc.                       895       11,903
Monsanto Co.                                  1,786       32,809
Olin Corp.                                    1,797       34,143
PPG Industries Inc.                           1,278       71,913
Praxair Inc.                                  1,071       60,008
Rohm & Haas Co. "A"                           1,809       65,830
Sherwin-Williams Co.                          1,202       32,454
Sigma-Aldrich Corp.                           1,041       53,091
Solutia Inc.                                  1,174        7,631
Valspar Corp. (The)                             827       33,527
                                                       1,160,708
COAL - 0.00%
Massey Energy Co.                               573        4,670
                                                           4,670
COMMERCIAL SERVICES - 1.04%
Apollo Group Inc. "A"(1)                      1,675       70,065
Arbitron Inc.(1)                                575       18,975
Block (H & R) Inc.                            1,940       94,866
Caremark Rx Inc.(1)                           2,238       36,256
Cendant Corp.(1)                              8,490      121,492
Concord EFS Inc.(1)                           4,092       83,640
Convergys Corp.(1)                            1,507       26,960
Deluxe Corp.                                  1,235       56,143
Donnelley (R.R.) & Sons Co.                   1,257       33,160
Dun & Bradstreet Corp.(1)                       774       27,314
Ecolab Inc.                                     989       44,545
Equifax Inc.                                  1,089       25,352
First Health Group Corp.(1)                   1,814       48,089
Manpower Inc.                                 1,088       36,035
McKesson Corp.                                2,944       98,742
Michael Baker Corp.(1)                          700        9,625
Moody's Corp.                                 1,295       62,574
MPS Group Inc.(1)                             1,184        6,334
Paychex Inc.                                  2,961       69,287
Petroleum Helicopters Inc.                      900       26,100
Quintiles Transnational Corp.(1)              1,023       10,261
Rent-A-Center Inc.(1)                           800       43,712
Robert Half International Inc.(1)             1,584       27,435
ServiceMaster Co.                             2,027       22,540
Valassis Communications Inc.(1)                 688       25,896
Viad Corp.                                    1,312       29,035
                                                       1,154,433
COMPUTERS - 3.11%
Affiliated Computer Services Inc. "A"(1)        960       42,720
Apple Computer Inc.(1)                        3,403       50,194
Brocade Communications
  Systems Inc.(1)                             2,388       34,554
Ceridian Corp.(1)                             1,031       16,568
Cisco Systems Inc.(1)                        49,982      690,751

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Lifepath 2030 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

COMPUTERS (CONTINUED)
Commerce One Inc.(1)                          1,015  $       403
Computer Sciences Corp.(1)                    1,372       50,531
Dell Computer Corp.(1)                       18,012      479,479
Diebold Inc.                                  1,294       46,636
DST Systems Inc.(1)                           1,019       34,728
Echelon Corp.(1)                              1,492       19,187
Electronic Data Systems Corp.                 4,178      168,206
Electronics For Imaging Inc.(1)                 777       11,678
EMC Corp.(1)                                 15,576      105,294
Enterasys Networks Inc.(1)                    1,329        1,342
Gateway Inc.(1)                               2,019        7,066
Hall Kinion & Associates Inc.(1)              3,200       16,000
Hewlett-Packard Co.                          22,555      302,914
International Business Machines Corp.        11,621      875,991
Internet Security Systems Inc.(1)             1,080       16,394
Juniper Networks Inc.(1)                      2,334       16,968
Lexmark International Group Inc. "A"(1)       1,351       63,767
Maxtor Corp.(1)                               1,755        6,511
McDATA Corp. "A"(1)                             787        7,532
Mentor Graphics Corp.(1)                      1,504       10,678
NCR Corp.(1)                                  1,414       39,733
Network Appliance Inc.(1)                     2,357       22,486
Palm Inc.(1)                                  4,159        3,161
Quantum DLT & Storage Group(1)                1,386        4,089
Redback Networks Inc.(1)                        550          561
Riverstone Networks Inc.(1)                   2,181        1,963
RSA Security Inc.(1)                            545        1,286
Sapient Corp.(1)                              1,142        1,450
Seagate Technology Inc.                       2,893           --
Silicon Graphics Inc.(1)                      2,910        3,434
Storage Technology Corp.(1)                   1,426       19,465
Sun Microsystems Inc.(1)                     22,723       83,848
SunGard Data Systems Inc.(1)                  1,864       45,948
Synopsys Inc.(1)                                999       43,107
3Com Corp.(1)                                 2,048       10,097
Unisys Corp.(1)                               1,914       17,035
VeriSign Inc.(1)                              1,825       13,103
Veritas Software Corp.(1)                     3,877       63,001
                                                       3,449,859
COSMETICS / PERSONAL CARE - 1.33%
Alberto-Culver Co. "B"                        1,087       53,546
Avon Products Inc.                            1,633       79,592
Colgate-Palmolive Co.                         3,490      190,379
Estee Lauder Companies Inc. "A"                 528       15,814
Gillette Co.                                  6,385      201,319
International Flavors &
  Fragrances Inc.                               921       29,702
Kimberly-Clark Corp.                          3,281      196,335
Procter & Gamble Co.                          7,973      706,806
                                                       1,473,493
DISTRIBUTION / WHOLESALE - 0.25%
Costco Wholesale Corp.(1)                     3,660      122,281
Fastenal Co.                                    718       25,288
Genuine Parts Co.                             1,375       45,719
Grainger (W.W.) Inc.                          1,091       49,150
Tech Data Corp.(1)                            1,137       37,601
                                                         280,039
DIVERSIFIED FINANCIAL SERVICES - 4.16%
American Express Co.                          9,292      335,070
Bear Stearns Companies Inc.                     941       60,158
Capital One Financial Corp.                   1,833       65,383
Citigroup Inc.                               41,786    1,368,491
Countrywide Credit Industries Inc.            1,017       53,382
Edwards (A.G.) Inc.                             846       31,843
Fannie Mae                                    6,842      518,487
Federated Investors Inc. "B"                  1,300       37,960
Franklin Resources Inc.                       2,130       74,550
Freddie Mac                                   5,388      345,371
Goldman Sachs Group Inc. (The)                3,780      292,194
Household International Inc.                  3,655      131,982
Legg Mason Inc.                                 628       30,314
Lehman Brothers Holdings Inc.                 2,169      123,655
MBNA Corp.                                    8,878      179,336
Merrill Lynch & Co. Inc.                      7,545      273,280
Morgan Stanley Dean Witter & Co.              9,258      395,502
Providian Financial Corp.                     2,006       11,394
Schwab (Charles) Corp.                        9,519       87,384
SLM Corp.                                     1,262      115,662
Stilwell Financial Inc.                       2,980       41,541
T. Rowe Price Group Inc.                      1,653       46,763
                                                       4,619,702
ELECTRIC - 1.68%
AES Corp.(1)                                  3,979       12,017
Ameren Corp.                                  1,527       67,264
American Electric Power Inc.                  3,191      108,813
Calpine Corp.(1)                              2,946       14,376
Cinergy Corp.                                 1,509       51,910
Consolidated Edison Inc.                      1,612       65,592
Constellation Energy Group Inc.               1,674       46,889
Dominion Resources Inc.                       1,931      121,093
DTE Energy Co.                                1,312       56,298
Duke Energy Corp.                             6,204      166,453
Edison International(1)                       3,010       36,060
Entergy Corp.                                 2,055       86,700
Exelon Corp.                                  2,884      135,029
FirstEnergy Corp.                             3,949      130,317
FPL Group Inc.                                1,325       75,631
Hawaiian Electric Industries Inc.             1,400       63,084
Mirant Corp.(1)                               3,554       13,434
NiSource Inc.                                 1,782       35,444
PG&E Corp.(1)                                 3,226       36,615
Pinnacle West Capital Corp.                   1,092       36,484

Lifepath 2030 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

ELECTRIC (CONTINUED)
PPL Corp.                                     1,215  $    44,165
Progress Energy Inc.                          1,748       81,317
Public Service Enterprise Group Inc.          1,914       67,373
Reliant Energy Inc.                           2,983       35,349
Southern Co.                                  4,806      139,182
TXU Corp.                                     2,261      109,342
Xcel Energy Inc.                              3,000       28,980
                                                       1,865,211
ELECTRICAL COMPONENTS & EQUIPMENT - 0.23%
American Power Conversion Corp.(1)            1,623       20,304
Emerson Electric Co.                          3,259      158,974
Hubbell Inc. "B"                              1,209       38,809
Molex Inc.                                    1,352       40,154
                                                         258,241
ELECTRONICS - 0.47%
Agilent Technologies Inc.(1)                  3,910       52,511
Applera Corp. - Applied Biosystems Group      2,428       48,099
Arrow Electronics Inc.(1)                       745       12,136
Avnet Inc.                                      673       10,418
AVX Corp.                                     1,680       20,630
Jabil Circuit Inc.(1)                         1,708       31,957
Johnson Controls Inc.                         1,096       94,574
Millipore Corp.                                 812       28,655
Parker Hannifin Corp.                         1,287       52,201
PerkinElmer Inc.                                768        4,378
Sanmina-SCI Corp.(1)                          3,910       13,841
Solectron Corp.(1)                            4,669       17,369
Symbol Technologies Inc.                      1,662       15,157
Tektronix Inc.(1)                               844       14,652
Thermo Electron Corp.(1)                      1,302       23,150
Thomas & Betts Corp.                            525        8,479
Varian Inc.(1)                                  844       26,620
Vishay Intertechnology Inc.(1)                1,410       20,191
Waters Corp.(1)                               1,257       31,400
                                                         526,418
ENGINEERING & CONSTRUCTION - 0.02%
Fluor Corp.                                     981       27,134
Washington Group Warrants (Expires
  03/11/03)(1)                                   25           --
                                                          27,134
ENTERTAINMENT - 0.10%
Dover Motorsports Inc.                        9,800       45,080
International Game Technology Inc.(1)           885       57,242
Macrovision Corp.(1)                            623        8,622
                                                         110,944
ENVIRONMENTAL CONTROL - 0.12%
Waste Management Inc.                         5,151      130,990
                                                         130,990
FOOD - 1.39%
Albertson's Inc.                              3,101       79,758
Archer-Daniels-Midland Co.                    4,670       56,927
Arden Group Inc. "A"(1)                         100        5,800
Benihana Inc.(1)                              3,335       41,687
Campbell Soup Co.                             2,618       60,607
ConAgra Foods Inc.                            3,726       97,957
Dean Foods Co.(1)                               740       28,009
Dole Food Co.                                   719       19,557
Flowers Foods Inc.(1)                         1,000       23,000
General Mills Inc.                            1,923       80,939
Heinz (H.J.) Co.                              1,978       74,709
Hershey Foods Corp.                             861       65,221
Hormel Foods Corp.                              728       16,620
Kellogg Co.                                   3,433      110,405
Kroger Co.(1)                                 5,443       98,409
McCormick & Co. Inc.                          1,380       31,947
Safeway Inc.(1)                               4,260      109,993
Sara Lee Corp.                                5,650      104,186
Smithfield Foods Inc.(1)                      2,014       35,708
Smucker (J.M.) Co. (The)                        161        5,852
SUPERVALU Inc.                                  904       18,776
Sysco Corp.                                   5,312      150,648
Tasty Baking Company                          4,600       67,942
Tyson Foods Inc. "A"                          1,171       14,544
Whole Foods Market Inc.(1)                      867       38,720
Winn-Dixie Stores Inc.                        1,163       18,782
Wrigley (William Jr.) Co.                     1,650       84,001
                                                       1,540,704
FOREST PRODUCTS & PAPER - 0.33%
Boise Cascade Corp.                             451       12,200
Bowater Inc.                                    700       28,616
Georgia-Pacific Corp.                         1,535       32,312
International Paper Co.                       3,205      120,668
MeadWestvaco Corp.                            1,432       33,351
Plum Creek Timber Co. Inc.                    1,006       25,894
Temple-Inland Inc.                              497       25,422
Weyerhaeuser Co.                              1,619       88,252
                                                         366,715
GAS - 0.03%
Sempra Energy                                 1,553       37,288
                                                          37,288
HAND / MACHINE TOOLS - 0.14%
Black & Decker Corp.                            917       41,146
SPX Corp.(1)                                    618       67,115
Stanley Works (The)                             698       24,346

Lifepath 2030 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

HAND / MACHINE TOOLS (CONTINUED)
Starrett (LS) Co. "A"                           800  $    18,800
                                                         151,407
HEALTH CARE - 3.06%
Aetna Inc.                                    1,202       51,217
Anthem Inc.(1)                                1,000       63,110
Apogent Technologies Inc.(1)                  1,095       22,196
Bard (C.R.) Inc.                                603       33,008
Bausch & Lomb Inc.                              946       29,790
Baxter International Inc.                     4,470      162,216
Beckman Coulter Inc.                          1,366       54,626
Becton Dickinson & Co.                        1,668       50,924
Biomet Inc.                                   1,992       53,505
Boston Scientific Corp.(1)                    3,382       98,585
Guidant Corp.(1)                              2,186       80,445
HCA - The Healthcare Co.                      3,455      160,830
Health Management Associates
  Inc. "A"(1)                                 3,182       61,253
Health Net Inc.(1)                            2,240       52,147
Healthsouth Corp.(1)                          4,091       22,050
IDEXX Laboratories Inc.(1)                    1,369       39,824
Johnson & Johnson                            20,326    1,103,905
Lincare Holdings Inc.(1)                      1,564       50,126
Matria Healthcare Inc.(1)                     9,400       75,670
Medtronic Inc.                                8,027      330,552
Oxford Health Plans Inc.(1)                     759       30,777
PacifiCare Health Systems Inc. "A"(1)           609       14,001
Quest Diagnostics Inc.(1)                       716       40,132
St. Jude Medical Inc.(1)                      1,272       47,331
Steris Corp.(1)                               1,145       26,129
Stryker Corp.(1)                              1,486       83,766
Tenet Healthcare Corp.(1)                     3,308      156,038
UnitedHealth Group Inc.                       2,179      192,515
Universal Health Services Inc. "B"(1)           519       23,729
Varian Medical Systems Inc.(1)                1,142       48,569
Viasys Healthcare Inc.(1)                       190        3,088
WellPoint Health Networks Inc.(1)             1,196       88,947
Zimmer Holdings Inc.(1)                       1,280       47,232
                                                       3,398,233
HOME BUILDERS - 0.17%
Centex Corp.                                    700       35,343
Clayton Homes Inc.                            1,189       15,778
D.R. Horton Inc.                              1,200       24,912
KB HOME                                         900       43,155
Lennar Corp.                                    700       36,960
Pulte Homes Inc.                                600       28,644
                                                         184,792
HOME FURNISHINGS - 0.17%
Ethan Allen Interiors Inc.                    1,203       40,878
Leggett & Platt Inc.                          1,920       44,448
Maytag Corp.                                  1,549       50,559
Whirlpool Corp.                                 951       52,600
                                                         188,485
HOUSEHOLD PRODUCTS / WARES - 0.27%
American Greetings Corp. "A"                  1,269       21,192
Avery Dennison Corp.                            746       47,088
Clorox Co.                                    1,921       82,718
Dial Corp. (The)                              1,867       37,732
Fortune Brands Inc.                           1,033       54,202
Newell Rubbermaid Inc.                        1,743       60,308
                                                         303,240
INSURANCE - 3.41%
AFLAC Inc.                                    3,550      108,665
Allmerica Financial Corp.                       729       16,220
Allstate Corp.                                6,808      253,394
Ambac Financial Group Inc.                      742       42,672
American Financial Group Inc.                   592       14,812
American International Group Inc.            20,827    1,307,936
American National Insurance Co.                 169       12,886
AON Corp.                                     1,672       33,029
Chubb Corp.                                   1,329       82,252
CIGNA Corp.                                   1,722      146,577
Cincinnati Financial Corp.                    1,242       49,345
Hancock (John) Financial
  Services Inc.                               3,107       94,297
Hartford Financial Services
  Group Inc.                                  2,068      103,441
Jefferson-Pilot Corp.                           991       41,741
Lincoln National Corp.                        1,352       50,092
Loews Corp.                                   1,064       55,871
Markel Corp.(1)                                 269       56,127
Marsh & McLennan Companies Inc.               3,524      171,443
MBIA Inc.                                       996       45,776
Mercury General Corp.                           803       36,135
MetLife Inc.                                  5,250      141,330
MGIC Investment Corp.                           845       50,877
Old Republic International Corp.              1,194       38,327
PMI Group Inc. (The)                          1,496       50,714
Principal Financial Group Inc.(1)             2,300       67,459
Progressive Corp.                             2,145      115,294
Protective Life Corp.                           566       18,593
Prudential Financial Inc.(1)                  4,500      135,900
Radian Group Inc.                             1,492       64,842
SAFECO Corp.                                  1,179       39,037
St. Paul Companies Inc.                       1,825       55,516
Torchmark Corp.                                 894       33,391
Transatlantic Holdings Inc.                     150       10,870
Travelers Property Casualty Corp. "A"         1,805       28,375

Lifepath 2030 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

INSURANCE (CONTINUED)
Travelers Property Casualty Corp. "B"         3,709  $    60,420
21st Century Insurance Group                    577        7,472
Unitrin Inc.                                    604       19,147
UNUMProvident Corp.                           1,566       36,269
XL Capital Ltd. 'A'                           1,200       88,332
                                                       3,784,876

IRON / STEEL - 0.10%
Allegheny Technologies Inc.                     806        7,004
Nucor Corp.                                     903       45,186
Schnitzer Steel Industries Inc. "A"           3,200       60,480
                                                         112,670

LEISURE TIME - 0.28%
Brunswick Corp.                               1,045       25,550
Callaway Golf Co.                               992       14,711
Carnival Corp. "A"                            4,532      110,898
Harley-Davidson Inc.                          2,369      116,626
Sabre Holdings Corp.(1)                       1,419       38,185
                                                         305,970

LODGING - 0.27%
Harrah's Entertainment Inc.(1)                1,317       62,610
Hilton Hotels Corp.                           2,863       32,953
Mandalay Resort Group(1)                      1,268       38,167
Marriott International Inc. "A"               1,725       56,459
MGM Grand Inc.(1)                             1,584       56,216
Park Place Entertainment Corp.(1)             1,659       15,512
Starwood Hotels & Resorts Worldwide Inc.      1,379       35,551
                                                         297,468

MACHINERY - 0.32%
Caterpillar Inc.                              2,599      113,420
Cognex Corp.(1)                                 565        8,899
Deere & Co.                                   1,377       63,232
Dover Corp.                                   1,612       46,313
Flow International Corp.(1)                     800        4,320
Imation Corp.(1)                              1,460       48,545
Ingersoll-Rand Co. "A"                        1,279       48,026
Rockwell International Corp.                  1,215       22,380
                                                         355,135

MANUFACTURERS - 3.06%
Cooper Industries Inc.                          809       26,470
Crane Co.                                       886       20,245
Danaher Corp.                                 1,192       71,699
Eastman Kodak Co.                             2,091       63,859
Eaton Corp.                                     759       53,692
EnPro Industries Inc.                           161          634
General Electric Co.                         67,839    2,045,346
Harsco Corp.                                    670       20,335
Honeywell International Inc.                  5,964      178,622
Illinois Tool Works Inc.                      2,358      161,570
ITT Industries Inc.                           1,119       76,070
Pall Corp.                                    1,542       26,060
Pentair Inc.                                    900       39,096
Textron Inc.                                  1,249       48,524
3M Co.                                        2,479      309,751
Tyco International Ltd.                      15,929      249,926
U.S. Industries Inc.(1)                       1,030        3,172
                                                       3,395,071

MEDIA - 2.46%
AOL Time Warner Inc.(1)                      34,887      441,321
Beasley Broadcast Group Inc. "A"(1)           1,000       13,580
Belo (A.H.) Corp.                             1,301       29,858
Cablevision Systems Corp.(1)                    713        6,795
Clear Channel Communications Inc.(1)          5,141      175,719
Comcast Corp. "A"(1)                          7,156      170,527
Dow Jones & Co. Inc.                            876       37,274
Gannett Co. Inc.                              1,944      147,666
Gemstar-TV Guide International Inc.(1)        1,884        7,762
Gray Television Inc "A"                       1,500       20,100
Hearst-Argyle Television Inc.(1)                867       18,172
Hispanic Broadcasting Corp.(1)                2,782       53,832
Hollinger International Inc.                  3,150       31,028
Knight Ridder Inc.                              829       50,345
Liberty Media Corp. "A"(1)                   23,800      198,968
McGraw-Hill Companies Inc.                    1,249       79,199
Meredith Corp.                                1,160       45,959
New York Times Co. "A"                        1,059       49,985
Readers Digest Association Inc. (The)
  "A"                                           751       12,827
Scripps (E.W.) Co.                            1,033       73,446
Tribune Co.                                   3,076      128,300
UnitedGlobalCom Inc. "A"(1)                     803        1,397
Univision Communications Inc.(1)              1,677       39,074
USA Networks Inc.(1)                          1,563       33,479
Viacom Inc. "B"(1)                           14,007      570,085
Walt Disney Co. (The)                        14,821      232,393
Washington Post Company (The) "B"               104       67,288
                                                       2,736,379

MINING - 0.26%
Alcoa Inc.                                    5,963      149,612
Newmont Mining Corp.                          3,891      110,855
Phelps Dodge Corp.                              770       24,879
                                                         285,346

OFFICE / BUSINESS EQUIPMENT - 0.20%
CompX International Inc.                      2,900       30,885
Herman Miller Inc.                            1,334       20,664

Lifepath 2030 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares        Value
----------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT (CONTINUED)
HON Industries Inc.                           2,182  $    59,940
Imagistics International Inc.(1)                557       10,527
Pitney Bowes Inc.                             1,914       69,383
Xerox Corp.(1)                                4,675       32,772
                                                         224,171

OIL & GAS PRODUCERS - 3.63%
Amerada Hess Corp.                              723       52,851
Anadarko Petroleum Corp.                      2,306      102,940
Apache Corp.                                  1,706       93,932
Burlington Resources Inc.                     1,776       68,323
ChevronTexaco Corp.                           7,564      579,629
Conoco Inc.                                   4,415      108,388
Devon Energy Corp.                            1,607       75,529
Diamond Offshore Drilling Inc.                1,587       35,454
ENSCO International Inc.                      1,054       28,110
EOG Resources Inc.                            1,596       55,605
Equitable Resources Inc.                      1,500       52,740
Exxon Mobil Corp.                            51,784    1,835,743
Kerr-McGee Corp.                                991       46,428
Kinder Morgan Inc.                            1,000       41,190
Marathon Oil Corp.                            1,891       46,802
Murphy Oil Corp.                                918       78,627
Noble Drilling Corp.                          1,026       31,806
Noble Energy Inc.                               639       21,311
Occidental Petroleum Corp.                    2,414       71,696
Ocean Energy Inc.                             1,800       37,728
Penn Virginia Corp.                             900       31,590
Phillips Petroleum Co.                        3,163      166,311
Plains Resource Inc.(1)                       5,700      137,997
Rowan Companies Inc.(1)                       1,098       22,597
Sunoco Inc.                                   2,257       80,078
Transocean Sedco Forex Inc.                   2,024       49,588
Unocal Corp.                                  1,584       52,383
Valero Energy Corp.                             892       28,963
                                                       4,034,339

OIL & GAS SERVICES - 0.40%
Baker Hughes Inc.                             2,175       59,813
BJ Services Co.(1)                            1,265       38,595
Cooper Cameron Corp.(1)                         491       22,016
GlobalSantaFe Corp.                             833       18,326
Grant Prideco Inc.(1)                         1,147       11,252
Halliburton Co.                               3,687       56,042
Patterson-UTI Energy Inc.(1)                  1,300       32,474
Schlumberger Ltd.                             3,808      164,277
Smith International Inc.(1)                     840       27,258
Varco International Inc.(1)                     889       15,673
                                                         445,726

PACKAGING & CONTAINERS - 0.11%
Bemis Co.                                       891       47,205
Pactiv Corp.(1)                               1,261       22,900
Sealed Air Corp.(1)                             976       15,118
Smurfit-Stone Container Corp.(1)              1,232       17,273
Sonoco Products Co.                             896       21,128
                                                         123,624

PHARMACEUTICALS - 4.68%
Abbott Laboratories                          10,818      433,045
Abgenix Inc.(1)                               1,646       12,740
Advanced Medical Optics Inc.                    220        1,949
Allergan Inc.                                   992       58,250
Bio-Reference Laboratories Inc.               3,800       30,476
Bone Care International Inc.(1)               4,100       23,616
Bristol-Myers Squibb Co.                     13,109      327,070
Cardinal Health Inc.                          3,490      226,292
DENTSPLY International Inc.                   1,070       42,447
Forest Laboratories Inc. "A"(1)               1,475      107,675
ICN Pharmaceuticals Inc.                        862        8,758
IVAX Corp.(1)                                 1,396       19,125
King Pharmaceuticals Inc.(1)                  2,178       46,413
Lilly (Eli) and Co.                           7,476      433,982
MedImmune Inc.(1)                             2,650       68,026
Merck & Co. Inc.                             15,166      766,186
Mylan Laboratories Inc.                       1,766       57,660
Omnicare Inc.                                 2,118       47,168
Pfizer Inc.                                  42,456    1,404,444
Pharmacia Corp.                               8,813      385,128
Schering-Plough Corp.                         9,950      229,646
Sepracor Inc.(1)                              4,822       26,859
Sybron Dental Specialties Inc.(1)             1,406       21,484
Tanox Inc.(1)                                 1,476       17,018
Watson Pharmaceuticals Inc.(1)                1,015       23,670
Wyeth                                         8,955      383,274
                                                       5,202,401

PIPELINES - 0.08%
Dynegy Inc. "A"                               2,057        4,279
El Paso Corp.                                 4,027       68,097
Williams Companies Inc.                       3,520       11,334
                                                          83,710

PUBLISHING - 0.00%
Golden Books Family Entertainment Inc.
  Warrants (Expires 01/27/03)                     1           --
                                                              --

REAL ESTATE - 0.10%
Shurgard Storage Centers Inc. "A"             2,000       65,200
Urstadt Biddle Properties Inc. "A"            4,500       51,390
                                                         116,590

Lifepath 2030 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                               Shares        Value
--------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS - 0.95%
Apartment Investment & Management Co. "A"               1,845  $    80,534
Archstone-Smith Trust                                   1,971       51,936
Arden Realty Inc.                                       2,216       55,533
AvalonBay Communities Inc.                                954       43,169
Boston Properties Inc.                                    972       36,819
CarrAmerica Realty Corp.                                1,774       48,430
Crescent Real Estate Equities Co.                       2,271       38,153
Duke-Weeks Realty Corp.                                 1,751       45,929
Equity Office Properties Trust                          2,757       76,865
Equity Residential Properties Trust                     2,026       56,566
Highwoods Properties Inc.                               3,546       84,749
Host Marriott Corp.                                     3,386       34,334
Kimco Realty Corp.                                      1,963       62,325
Mack-Cali Realty Corp.                                  3,193      107,125
Public Storage Inc.                                     3,015       96,179
Rouse Co.                                               1,807       58,456
Simon Property Group Inc.                                 877       31,212
Vornado Realty Trust                                    1,029       42,518
                                                                 1,050,832

RETAIL - 4.59%
Abercrombie & Fitch Co. "A"(1)                          1,029       23,461
Amazon.com Inc.(1)                                      2,211       33,032
AutoNation Inc.(1)                                      3,667       48,404
AutoZone Inc.(1)                                          943       68,226
Barnes & Noble Inc.(1)                                    618       14,146
Bed Bath & Beyond Inc.(1)                               2,958       94,833
Best Buy Co. Inc.(1)                                    2,155       45,686
Big Lots Inc.                                           1,199       20,203
BJ's Wholesale Club Inc.(1)                               716       17,578
Borders Group Inc.(1)                                     886       16,710
Brinker International Inc.(1)                           1,068       29,605
CDW Computer Centers Inc.(1)                              772       33,134
Circuit City Stores Inc.                                1,434       19,990
CVS Corp.                                               3,542      104,099
Darden Restaurants Inc.                                 3,174       81,350
Dollar General Corp.                                    2,506       37,540
Dollar Tree Stores Inc.(1)                              1,136       27,957
eBay Inc.(1)                                            2,188      123,666
Family Dollar Stores Inc.                               2,056       58,699
Federated Department Stores Inc.(1)                     1,829       65,661
FreeMarkets Inc.(1)                                       984        5,806
Gap Inc. (The)                                          6,600       77,418
Golden State Bancorp Inc.(1)                              900        1,053
Home Depot Inc.                                        16,563      545,420
Kohls Corp.(1)                                          2,862      199,539
Limited Inc.                                            4,179       63,897
Lowe's Companies Inc.                                   5,524      228,583
May Department Stores Co.                               2,644       77,549
McDonald's Corp.                                        7,692      182,762
Nordstrom Inc.                                            986       19,059
Office Depot Inc.(1)                                    4,102       52,998
Outback Steakhouse Inc.(1)                                951       27,921
Payless ShoeSource Inc.(1)                                221       11,691
Penney (J.C.) Co. Inc.                                  2,374       41,213
Pier 1 Imports Inc.                                     1,291       23,109
RadioShack Corp.                                        1,262       27,499
Rite Aid Corp.(1)                                       3,998        8,396
Ross Stores Inc.                                          876       31,632
Saks Inc.(1)                                            1,048       11,130
Sears, Roebuck and Co.                                  2,292      104,309
Staples Inc.(1)                                         3,636       50,540
Starbucks Corp.(1)                                      3,053       61,365
Target Corp.                                            6,063      207,355
Tiffany & Co.                                           1,088       26,982
TJX Companies Inc.                                      3,534       69,903
Toys R Us Inc.(1)                                       1,320       17,596
Walgreen Co.                                            6,966      242,069
Wal-Mart Stores Inc.                                   30,182    1,614,133
Wendy's International Inc.                              1,067       38,103
Yum! Brands Inc.                                        1,980       60,053
                                                                 5,093,063

SEMICONDUCTORS - 1.85%
Advanced Micro Devices Inc.(1)                          2,729       24,152
Agere Systems Inc.(1)                                     244          388
Agere Systems Inc. "B"                                  6,005        9,248
Altera Corp.(1)                                         3,199       34,261
Analog Devices Inc.(1)                                  2,554       61,551
Applied Materials Inc.(1)                              10,938      146,132
Applied Micro Circuits Corp.(1)                         1,888        7,269
Atmel Corp.(1)                                          2,354        5,438
Axcelis Technologies Inc.(1)                            1,231        8,330
Broadcom Corp. "A"(1)                                   2,765       45,595
Cirrus Logic Inc.(1)                                      614        2,425
Conexant Systems Inc.(1)                                1,733        2,565
Cree Inc.(1)                                            1,019       14,021
Cypress Semiconductor Corp.(1)                            791        8,329
Integrated Device Technology Inc.(1)                    1,282       16,961
Intel Corp.                                            46,704      778,556
International Rectifier Corp.(1)                        1,491       32,444
Intersil Corp. "A"(1)                                   2,580       43,654
KLA-Tencor Corp.(1)                                     1,498       49,239
Lam Research Corp.(1)                                   1,577       18,341
Lattice Semiconductor Corp.(1)                          1,830       11,675
Linear Technology Corp.                                 2,366       62,037
LSI Logic Corp.(1)                                      3,159       23,155
Maxim Integrated Products Inc.(1)                       2,365       74,758
Microchip Technology Inc.(1)                            1,772       37,301
Micron Technology Inc.(1)                               4,916       84,801
Mykrolis Corp.(1)                                         278        2,018
National Semiconductor Corp.(1)                         1,302       20,819
Novellus Systems Inc.(1)                                1,420       34,733
NVIDIA Corp.(1)                                         1,730       17,560
QLogic Corp.(1)                                         1,276       42,810
Rambus Inc.(1)                                            641        3,493
Silicon Laboratories Inc.(1)                              653       14,751

Lifepath 2030 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                               Shares        Value
--------------------------------------------------------------------------

SEMICONDUCTORS (CONTINUED)
Skyworks Solutions Inc.                                   608  $     2,554
Teradyne Inc.(1)                                        1,651       20,885
Texas Instruments Inc.                                 11,277      222,157
Varian Semiconductor Equipment
  Associates Inc.(1)                                    1,159       24,246
Vitesse Semiconductor Corp.(1)                          1,199        1,595
Xilinx Inc.(1)                                          2,488       48,068
                                                                 2,058,315

SOFTWARE - 3.16%
Adobe Systems Inc.                                      1,553       31,215
Ariba Inc.(1)                                           1,184        2,605
Ascential Software Corp.(1)                             2,019        4,422
Autodesk Inc.                                           1,656       22,025
Automatic Data Processing Inc.                          4,373      165,168
BEA Systems Inc.(1)                                     3,160       19,308
BMC Software Inc.(1)                                    2,262       31,442
BroadVision Inc.                                          191          472
Cadence Design Systems Inc.(1)                          2,345       31,587
Certegy Inc.(1)                                         1,144       37,592
ChoicePoint Inc.(1)                                       966       41,509
Citrix Systems Inc.(1)                                  1,340        8,442
CMGI Inc.(1)                                            1,338          763
Computer Associates
  International Inc.                                    5,061       56,683
Compuware Corp.(1)                                      3,093       11,228
DoubleClick Inc.(1)                                     1,134        6,384
eFunds Corp.(1)                                         1,666       17,043
Electronic Arts Inc.(1)                                 1,340       84,768
First Data Corp.                                        5,128      178,198
Fiserv Inc.(1)                                          1,594       58,675
Global Payments Inc.                                    1,047       29,169
i2 Technologies Inc.(1)                                 1,715        1,544
IMS Health Inc.                                         1,901       33,077
InfoSpace Inc.(1)                                       2,388        1,242
Inktomi Corp.(1)                                          719          360
Internet Capital Group Inc.(1)                            930          251
Intuit Inc.(1)                                          1,916       85,511
Keane Inc.(1)                                             759        6,148
Legato Systems Inc.(1)                                    934        2,653
Macromedia Inc.(1)                                        400        2,736
Mercury Interactive Corp.(1)                            1,276       32,423
Micromuse Inc.(1)                                         719        2,171
Microsoft Corp.(1)                                     37,227    1,828,590
NDCHealth Corp.                                           962       19,644
Network Associates Inc.(1)                              1,413       18,369
Novell Inc.(1)                                          2,244        5,834
Openwave Systems Inc.(1)                                1,792        1,792
Oracle Corp.(1)                                        37,389      358,561
Parametric Technology Corp.(1)                          2,243        5,114
PeopleSoft Inc.(1)                                      3,049       49,028
Rational Software Corp.(1)                              1,405        9,554
RealNetworks Inc.(1)                                    1,519        6,957
Reynolds & Reynolds Co. (The) "A"                       1,435       35,660
Siebel Systems Inc.(1)                                  3,777       31,991
Sybase Inc.(1)                                          1,622       22,724
Symantec Corp.(1)                                       1,778       50,851
Total System Services Inc.                                462        7,854
Vignette Corp.(1)                                       1,269        1,129
Yahoo! Inc.(1)                                          4,872       50,133
                                                                 3,510,599

TELECOMMUNICATION EQUIPMENT - 0.55%
ADC Telecommunications Inc.(1)                          5,533        7,082
ADTRAN Inc.(1)                                            540        9,391
Advanced Fibre Communications Inc.(1)                   1,218       21,486
American Tower Corp.(1)                                 5,197       12,785
Andrew Corp.(1)                                         1,138       11,369
Avaya Inc.(1)                                           1,822        3,826
CIENA Corp.(1)                                          3,152       12,794
CommScope Inc.(1)                                         696        4,705
Comverse Technology Inc.(1)                             1,113        9,104
Harris Corp.                                            1,192       38,084
JDS Uniphase Corp.(1)                                  11,096       29,848
Lucent Technologies Inc.(1)                            22,701       39,273
Motorola Inc.                                          16,946      203,352
QUALCOMM Inc.(1)                                        5,580      154,622
RF Micro Devices Inc.(1)                                1,388        9,286
Scientific-Atlanta Inc.                                 1,584       23,348
Tellabs Inc.(1)                                         3,129       17,679
                                                                   608,034

TELECOMMUNICATIONS - 1.01%
Adaptec Inc.(1)                                           742        4,548
Anixter International Inc.(1)                             349        8,219
AT&T Wireless Services Inc.(1)                         19,456       96,113
Broadwing Inc.(1)                                       4,165       13,411
Corning Inc.(1)                                         6,341       12,682
Cox Communications Inc. "A"(1)                          2,498       64,573
EchoStar Communications Corp.(1)                        3,200       56,960
General Motors Corp. "H"(1)                             6,403       65,887
Leap Wireless International Inc.(1)                     1,641          640
Level 3 Communications Inc.(1)                          2,623       13,587
Nextel Communications Inc. "A"(1)                       5,589       42,532
NTL Inc.(1)                                               896           16
Qwest Communications International Inc.                13,282       43,167
Sprint Corp. (PCS Group)(1)                             6,688       26,484
Verizon Communications Inc.                            21,728      673,568
                                                                 1,122,387

TELEPHONE - 1.45%
Alltel Corp.                                            2,730      114,824
AT&T Corp.                                             28,313      345,985
BellSouth Corp.                                        14,215      331,494

Lifepath 2030 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                              Shares        Value
-------------------------------------------------------------------------

TELEPHONE (CONTINUED)
CenturyTel Inc.                                        1,227  $    33,190
SBC Communications Inc.                               26,457      654,546
Sprint Corp. (FON Group)                               6,773       78,567
Telephone & Data Systems Inc.                            815       48,696
                                                                1,607,302

TEXTILES - 0.11%
Cintas Corp.                                           1,502       66,103
Mohawk Industries Inc.(1)                              1,200       59,400
                                                                  125,503

TOBACCO - 0.84%
Philip Morris Companies Inc.                          14,948      747,400
R.J. Reynolds Tobacco Holdings Inc.                    1,320       77,669
UST Inc.                                               3,012      104,547
                                                                  929,616

TOYS / GAMES / HOBBIES - 0.10%
Hasbro Inc.                                            1,471       19,344
Marvel Enterprises Inc. "C" Warrants
  (Expires 10/02/02)(1)                                    9           --
Mattel Inc.                                            4,444       86,347
                                                                  105,691

TRANSPORTATION - 0.89%
Airborne Inc.                                            867       11,150
Alexander & Baldwin Inc.                               1,545       35,365
Burlington Northern Santa Fe Corp.                     1,545       44,434
CNF Transportation Inc.                                1,153       35,397
CSX Corp.                                              1,137       39,602
FedEx Corp.(1)                                         2,780      131,633
Kansas City Southern Industries Inc.                   4,089       61,948
Norfolk Southern Corp.                                 2,813       58,876
Union Pacific Corp.                                    1,519       91,975
United Parcel Service Inc.                             7,500      479,325
                                                                  989,705

TRUCKING & LEASING - 0.02%
GATX Corp.                                             1,003       24,403
                                                                   24,403

WATER - 0.08%
American Water Works Inc.                              2,064       91,786
                                                                   91,786

TOTAL U.S. COMMON STOCKS
(Cost: $76,960,936)                                            71,996,936

INTERNATIONAL COMMON STOCKS - 18.65%

AUSTRALIA - 1.05%
Coles Myer Ltd. ADR                                    4,129      104,340
National Australia Bank ADR                            4,594      439,830
News Corporation Ltd. ADR                              3,539       76,089
Rio Tinto PLC ADR                                      3,888      276,826
Westpac Banking Corp. ADR                              6,568      272,572
                                                                1,169,657

BELGIUM - 0.01%
Compagnie Maritime Belge SA                              189        9,277
                                                                    9,277

BERMUDA - 0.06%
Weatherford International Ltd.                         1,663       67,917
                                                                   67,917

CANADA - 0.19%
Alcan Aluminum Ltd.                                    2,086       58,742
Barrick Gold Corp.                                     3,335       53,593
Inco Ltd.(1)                                           1,459       26,247
Nortel Networks Corp.(1)                              22,319       23,435
Placer Dome Inc.                                       4,586       45,722
                                                                  207,739

DENMARK - 0.52%
Novo-Nordisk A/S ADR                                  12,998      392,930
TDC A/S ADR                                           13,385      183,910
                                                                  576,840

FINLAND - 0.33%
Nokia OYJ ADR                                         18,091      240,429
Outokumpu OYJ                                          2,208       23,624
Rautaruukki OYJ                                        9,380       39,280
Stora Enso OYJ "R"                                     1,667       18,408
UPM-Kymmene OYJ                                          565       18,008
Uponor OYJ                                               997       20,191
                                                                  359,940

FRANCE - 1.79%
Alcatel SA ADR                                        16,188       81,426
Autoroutes du Sud de la France SA(1)                     448       11,423
Aventis SA ADR                                         9,294      547,045
AXA-UAP ADR                                           18,158      248,765
France Telecom SA ADR                                  2,568       32,691
LVMH Moet-Hennessy Louis
  Vuitton ADR                                         20,445      172,760
Technip SA                                               262       20,042
Total Fina SA ADR                                     11,606      827,740
Total Fina SA Warrants (Expires
  08/08/03)                                               81        1,972

Lifepath 2030 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                             Shares        Value
------------------------------------------------------------------------

FRANCE (CONTINUED)
Vivendi Universal SA ADR                              2,837  $    36,768
Zodiac SA                                               440        9,705
                                                               1,990,337

GERMANY - 0.88%
DaimlerChrysler AG                                   16,184      693,646
Deutsche Bank AG                                        241       14,935
Deutsche Telekom AG ADR                              15,279      168,069
E.ON AG                                                 395       20,353
SAP AG ADR                                            4,658       89,667
                                                                 986,670

GREECE - 0.04%
Aluminium of Greece S.A.I.C.                            780       18,971
Papastratos Cigarette Manufacturing
  Co. SA                                                650       10,537
Technical Olympic SA                                  2,400        8,003
                                                                  37,511

HONG KONG - 0.22%
ASM Pacific Technology Ltd.                          10,500       19,048
Bank of East Asia Ltd.                                7,200       13,708
CLP Holdings Ltd.                                     4,500       18,116
Esprit Holdings Ltd.                                 10,000       16,282
Giordano International Ltd.                          20,000        8,846
Hong Kong & China Gas Co. Ltd.                       52,000       69,667
Hong Kong Exchanges &
  Clearing Ltd.                                      12,000       15,846
Hongkong Electric Holdings Ltd.                      16,500       64,308
Shangri-La Asia Ltd.                                 14,000        9,154
Sino Land Co. Ltd.                                   28,000        9,154
Wharf Holdings Ltd.                                   5,000       10,417
                                                                 254,546

IRELAND - 0.51%
Allied Irish Banks PLC ADR                           21,737      563,640
                                                                 563,640

ITALY - 0.70%
ACEA SpA                                              2,184       12,423
Banca Popolare di Milano SCRL(1)                      4,464       17,555
Benetton Group SpA ADR                                9,307      216,388
ENI-Ente Nazionale Idrocarburi
  SpA ADR                                             2,928      220,771
Fiat SpA ADR                                          8,551       97,647
Italgas SpA                                           2,479       25,284
San Paolo-IMI SpA ADR                                11,488      193,113
                                                                 783,181

JAPAN - 4.27%
Canon Inc. ADR                                        7,000      239,680
Fuji Photo Film Co. Ltd. ADR                          5,276      164,453
Hitachi Ltd. ADR                                      3,187      170,218
Honda Motor Company Ltd. ADR                         11,657      247,128
Ito-Yokado Co. Ltd. ADR                               4,521      195,488
Japan Air Lines ADR                                  34,938      169,100
Kirin Brewery Co. Ltd. ADR                            5,186      334,497
Kubota Corp. ADR                                     21,824      315,357
Kyocera Corp. ADR                                     2,233      156,176
Makita Corp. ADR                                      6,620       39,257
Matsushita Electric Industrial Co. Ltd.
  ADR                                                16,391      200,790
Millea Holdings Inc. ADR                             12,313      501,139
Mitsubishi Corp. ADR                                 18,297      242,435
Mitsui & Co. ADR                                      2,080      222,498
NEC Corp. ADR                                        24,095      132,763
Nippon Telegraph & Telephone
  Corp. ADR                                          12,552      249,910
Nissan Motor Co. Ltd. ADR                            11,451      169,005
Pioneer Corp. ADR                                     9,099      159,869
Ricoh Corp. Ltd. ADR                                  2,370      210,930
Sony Corp. ADR                                        4,291      186,701
Toyota Motor Corp. ADR                                8,659      433,296
                                                               4,740,690

NETHERLANDS - 1.83%
Abn Amro Holding NV ADR                              17,633      286,360
Aegon NV ADR                                          8,731      126,687
Akzo Nobel NV ADR                                     5,022      189,078
ING Groep NV ADR                                      6,908      151,492
Koninklijke Ahold NV ADR                             12,337      209,729
Koninklijke (Royal) Philips Electronics
  NV - NY Shares                                      9,058      182,972
Reed Elsevier NV ADR                                 15,753      401,702
Royal Dutch Petroleum Co.                             7,000      315,785
Royal Dutch Petroleum Co. -
  NY Shares                                           3,132      141,566
Unilever NV - NY Shares                                 561       33,194
                                                               2,038,565

NEW ZEALAND - 0.07%
Telecom Corp. of New Zealand
  Ltd. ADR                                            4,215       80,085
                                                                  80,085

NORWAY - 0.01%
Kvaerner ASA "A"(1)                                  14,002        9,369
                                                                   9,369

PORTUGAL - 0.07%
Banco Comercial Portugues ADR                         5,288       73,027
                                                                  73,027

Lifepath 2030 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                            Shares         Value
------------------------------------------------------------------------

SINGAPORE - 0.05%
Chartered Semiconductor Manufacturing
  Ltd. ADR(1)                                        2,111   $    25,015
Haw Par Corp. Ltd.                                   4,000         9,829
NatSteel Ltd                                        15,000        15,173
Singapore Exchange Ltd.                             21,000        14,641
                                                                  64,658
SPAIN - 0.73%
Banco Bilbao Vizcaya Argentaria
  SA ADR                                            16,643       162,769
Banco Santander Central Hispano SA ADR              48,205       319,117
Repsol SA ADR                                       10,083       131,684
Telefonica SA ADR                                    7,373       203,200
                                                                 816,770

SWEDEN - 0.13%
Hoganas AB "B"                                       1,115        20,964
Holmen AB "B"                                          482        10,372
Sapa AB                                              2,979        55,217
SSAB Svenskt Stal AB "A"                               891         8,969
Telefonaktiebolaget LM Ericsson
  AB ADR                                            44,305        32,343
Telefonaktiebolaget LM Ericsson
  Rights(2)                                         44,305        13,735
                                                                 141,600

SWITZERLAND - 0.81%
Adecco SA ADR                                       11,739       130,420
Centerpulse Ltd. ADR                                 6,081        89,087
Ciba Specialty Chemicals AG                            353        25,287
Credit Suisse Group(1)                                 634        14,745
Gebruder Sulzer AG(1)                                   52         8,178
Givaudan SA - Registered                               203        85,088
Logitech International SA(1)                           442        14,491
Lonza AG                                               516        32,941
Nestle SA                                              340        72,955
Novartis AG                                          6,000       243,494
Schindler Holding AG Certificates of
  Participation                                         73        13,037
SGS Societe Generale de Surveillance
  Holding SA                                            93        24,603
UBS AG - Registered(1)                               2,759       129,985
Valora Holding AG                                       51        10,196
                                                                 894,507

UNITED KINGDOM - 4.38%
AstraZeneca PLC ADR                                 10,090       294,124
Balfour Beatty PLC                                   3,490        10,635
Barclays PLC ADR                                    13,928       402,519
Barratt Developments PLC                             1,786        11,597
BHP Billiton PLC                                     3,183        15,018
BP PLC ADR                                           9,282       434,398
British Sky Broadcasting PLC ADR                     2,720       153,680
British Telecom PLC ADR(1)                           5,837       182,465
Cadbury Schweppes PLC ADR                           11,609       340,840
Corus Group PLC(1)                                  11,861        10,091
Diageo PLC ADR                                      16,288       786,873
George Wimpey PLC                                    4,380        19,361
GlaxoSmithKline PLC ADR                             25,962       983,700
Great Portland Estates PLC                           3,126        10,590
Hanson PLC ADR                                       9,939       302,742
Hong Kong & Shanghai Banking ADR                     3,025       172,909
Kidde PLC                                            9,318         9,513
Lattice Group PLC                                    7,149        19,021
Peninsular & Oriental Steam Navigation
  Co. PLC                                            3,161        11,063
Rank Group PLC                                       2,783        11,430
Reuters Group PLC ADR                                2,892        76,869
Royal Bank of Scotland Group PLC                     5,021       119,845
Scottish & Southern Energy PLC                       1,030        10,675
Tate & Lyle PLC                                      2,576        14,624
Vodafone Group PLC ADR                              28,506       455,811
                                                               4,860,393

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $26,744,342)                                           20,726,919

TOTAL COMMON STOCKS
(Cost: $103,705,278)                                          92,723,855

U.S. GOVERNMENT OBLIGATIONS - 15.10%
U.S. Treasury Bonds
  5.25%,  11/15/28                              $  615,000       626,411
  8.00%,  11/15/21                               1,100,000     1,500,125
U.S. Treasury Notes
  4.75%,  02/15/04                               4,670,000     4,863,002
  5.00%,  08/15/11                                 700,000       748,782
  5.25%,  08/15/03                                 550,000       568,111
  5.63%,  05/15/08                               1,000,000     1,110,195
  6.50%,  05/15/05                               3,710,000     4,108,536
  7.00%,  07/15/06                               2,820,000     3,242,120

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $16,052,951)                                           16,767,282

SHORT TERM INSTRUMENTS - 8.02%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                           7,398,490     7,398,490
Dreyfus Money Market Fund                          519,730       519,730
Goldman Sachs Financial Square Prime
  Obligation Fund                                  237,132       237,132

Lifepath 2030 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                            Shares         Value
------------------------------------------------------------------------

Providian Temp Cash Money
  Market Fund                                      752,697  $    752,697

TOTAL SHORT TERM INSTRUMENTS
(Cost: $8,908,049)                                             8,908,049

TOTAL INVESTMENTS IN SECURITIES - 106.62%
(Cost $128,666,278)                                          118,399,186

Other Assets, Less Liabilities - (6.62%)                      (7,355,714)

NET ASSETS - 100.00%                                        $111,043,472

(1)  NON-INCOME EARNING SECURITIES.
(2) SECURITY VALUED AT FAIR VALUE IN ACCORDANCE WITH PROCEDURES APPROVED BY THE BOARD OF TRUSTEES (NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Lifepath 2040 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                            Shares         Value
------------------------------------------------------------------------

COMMON STOCKS - 93.82%

U.S. COMMON STOCKS - 74.81%

ADVERTISING - 0.19%
Interpublic Group of Companies Inc.                 2,664    $    48,565
Lamar Advertising Co.(1)                              789         25,216
Omnicom Group Inc.                                  1,363         82,461
TMP Worldwide Inc.(1)                                 586          6,399
                                                                 162,641

AEROSPACE / DEFENSE - 1.15%
Boeing Co.                                          5,824        215,896
General Dynamics Corp.                              1,235         97,120
Goodrich (B.F.) Co.                                   684         14,275
L-3 Communications Holdings Inc.(1)                   716         36,437
Lockheed Martin Corp.                               2,883        182,552
Northrop Grumman Corp.                                886        108,801
Raytheon Co.                                        2,458         86,030
Rockwell Collins                                    1,248         26,520
United Technologies Corp.                           3,460        205,489
                                                                 973,120

AIRLINES - 0.12%
AMR Corp.(1)                                          978          9,966
Continental Airlines Inc. "B"(1)                      299          3,041
Delta Air Lines Inc.                                  642         11,280
Northwest Airlines Corp. "A"(1)                       588          5,980
Southwest Airlines Co.                              4,622         65,679
UAL Corp.                                             634          1,820
                                                                  97,766

APPAREL - 0.30%
Garan Inc.                                          1,200         71,976
Jones Apparel Group Inc.(1)                         1,013         36,559
Liz Claiborne Inc.                                    844         23,818
Nike Inc. "B"                                       1,857         80,185
VF Corp.                                            1,051         42,681
                                                                 255,219

AUTO MANUFACTURERS - 0.46%
Ford Motor Company                                 11,240        132,295
General Motors Corp. "A"                            3,893        186,319
Navistar International Corp.                          866         21,650
PACCAR Inc.                                         1,226         43,290
                                                                 383,554

AUTO PARTS & EQUIPMENT - 0.26%
Dana Corp.                                          1,364         23,106
Delphi Automotive Systems Corp.                     4,337         42,286
Goodyear Tire & Rubber Co.                          1,030         13,926
Lear Corp.(1)                                       1,168         54,429
TRW Inc.                                            1,079         61,935
Visteon Corp.                                       2,032         23,144
                                                                 218,826

BANKS - 7.32%
AmSouth Bancorp                                     3,233         72,646
Associated Bancorp                                  1,459         50,788
Astoria Financial Corp.                             1,830         61,268
Bank of America Corp.                              10,379        727,360
Bank of New York Co. Inc.                           3,917        137,683
Bank One Corp.                                      7,825        320,434
Banknorth Group Inc.                                2,013         52,499
BB&T Corp.                                          3,252        123,739
Charter One Financial Inc.                          1,673         56,380
Citizens Banking Corp.                              1,500         38,970
City National Corp.                                 1,200         64,704
Comerica Inc.                                       1,305         76,342
Commerce Bancorp Inc.                               1,100         52,151
Commerce Bancshares Inc.                            1,075         46,171
Compass Bancshares Inc.                             1,762         59,186
East West Bancorp Inc.                              1,200         43,500
Fifth Third Bancorp                                 3,462        232,577
First Tennessee National Corp.                      1,244         47,645
First Virginia Banks Inc.                           1,314         51,588
FleetBoston Financial Corp.                         6,894        166,352
Golden West Financial Corp.                         1,396         94,914
GreenPoint Financial Corp.                          1,051         53,601
Huntington Bancshares Inc.                          3,461         69,878
JP Morgan Chase & Co.                              13,160        347,424
KeyCorp                                             2,293         61,521
M&T Bank Corp.                                      1,220        104,676
Marshall & Ilsley Corp.                             1,690         51,714
Mellon Financial Corp.                              2,200         60,830
Mercantile Bankshares Corp.                         1,130         45,957
National City Corp.                                 3,483        108,565
National Commerce Financial Corp.                   2,659         73,601
North Fork Bancorp                                  2,089         87,675
Northern Trust Corp.                                1,296         55,391
PNC Financial Services Group                        1,748         80,565
Popular Inc.                                        1,708         59,455
Prosperity Bancshares Inc.                          2,800         53,368
Regions Financial Corp.                             2,048         73,155
SouthTrust Corp.                                    2,655         69,667
Sovereign Bancorp Inc.                              4,978         76,263
State Street Corp.                                  2,297         99,506
Sterling Bancorp - NY Shares                        1,400         41,440
SunTrust Banks Inc.                                 1,874        126,514
Synovus Financial Corp.                             2,204         53,271
TCF Financial Corp.                                   888         43,157
U.S. Bancorp                                       12,234        262,909
UCBH Holdings Inc.                                  1,400         53,816
Union Planters Corp.                                1,693         52,585
UnionBanCal Corp.                                   1,589         71,505
Wachovia Corp.                                      8,970        330,544

Lifepath 2040 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                            Shares         Value
------------------------------------------------------------------------

BANKS (CONTINUED)
Washington Mutual Inc.                              6,652    $   251,512
Wells Fargo & Company                              11,149        581,866
Wilmington Trust Corp.                              1,188         37,018
Zions Bancorp                                         898         49,049
                                                               6,164,895

BEVERAGES - 1.84%
Anheuser-Busch Companies Inc.                       4,435        235,765
Brown-Forman Corp. "B"                                491         34,581
Coca-Cola Co.                                      14,282        728,382
Coca-Cola Enterprises Inc.                          3,427         69,260
Coors (Adolf) Company "B"                             199         11,950
Pepsi Bottling Group Inc.                           2,200         64,240
PepsiAmericas Inc.                                  1,340         19,189
PepsiCo Inc.                                        9,878        390,675
                                                               1,554,042

BIOTECHNOLOGY - 0.86%
Amgen Inc.(1)                                       7,574        341,057
Applera Corp. - Celera Genomics Group(1)              884          8,354
Biogen Inc.(1)                                      1,082         36,247
Cephalon Inc.(1)                                      600         26,100
Chiron Corp.(1)                                     1,490         56,456
CuraGen Corp.(1)                                      535          3,108
Genentech Inc.(1)                                   1,755         57,546
Genzyme Corp. - General Division(1)                 1,581         32,695
Human Genome Sciences Inc.(1)                       2,186         32,921
IDEC Pharmaceuticals Corp.(1)                       1,046         42,028
Immunomedics Inc.(1)                                  510          2,932
Invitrogen Corp.(1)                                   880         31,328
Millennium Pharmaceuticals Inc.(1)                  3,105         38,067
Protein Design Labs Inc.(1)                           910          9,429
XOMA Ltd.(1)                                          611          3,309
                                                                 721,577

BUILDING MATERIALS - 0.17%
American Standard Companies Inc.(1)                   555         39,755
Masco Corp.                                         2,896         69,967
Vulcan Materials Co.                                  912         35,586
                                                                 145,308

CHEMICALS - 1.16%
Air Products & Chemicals Inc.                       1,429         67,034
Ashland Inc.                                          624         17,884
Cabot Corp.                                           846         20,169
Dow Chemical Co.                                    5,709        172,526
Du Pont (E.I.) de Nemours                           6,325        254,961
Eastman Chemical Co.                                  717         32,172
Engelhard Corp.                                     1,008         26,369
Great Lakes Chemical Corp.                            620         17,831
Hercules Inc.(1)                                    1,041         10,931
IMC Global Inc.                                     1,283         16,987
Lyondell Chemical Co.                               2,422         34,707
Monsanto Co.                                        1,310         24,065
PPG Industries Inc.                                 1,233         69,381
Praxair Inc.                                        1,138         63,762
Rohm & Haas Co. "A"                                 1,652         60,116
Sherwin-Williams Co.                                1,098         29,646
Sigma-Aldrich Corp.                                   692         35,292
Solutia Inc.                                        1,540         10,010
Vertex Pharmaceuticals Inc.(1)                        857         17,054
                                                                 980,897

COAL - 0.01%
Massey Energy Co.                                   1,173          9,560
                                                                   9,560

COMMERCIAL SERVICES - 1.21%
Apollo Group Inc. "A"(1)                            1,555         65,046
Block (H & R) Inc.                                  1,496         73,154
Caremark Rx Inc.(1)                                 2,115         34,263
Cendant Corp.(1)                                    6,701         95,891
Concord EFS Inc.(1)                                 3,682         75,260
Convergys Corp.(1)                                  1,148         20,538
Deluxe Corp.                                        1,175         53,415
Donnelley (R.R.) & Sons Co.                         1,010         26,644
Dun & Bradstreet Corp.(1)                             795         28,056
Ecolab Inc.                                           931         41,932
Equifax Inc.                                        1,089         25,352
First Health Group Corp.(1)                         1,730         45,862
Heidrick & Struggles International
  Inc.(1)                                           1,700         32,232
Iron Mountain Inc.(1)                               1,252         34,806
KPMG Consulting Inc.(1)                             1,733         17,590
Manpower Inc.                                       1,060         35,107
McKesson Corp.                                      2,111         70,803
Moody's Corp.                                       1,133         54,747
Paychex Inc.                                        2,543         59,506
PurchasePro.com Inc.                                  118             26
Quintiles Transnational Corp.(1)                      835          8,375
Robert Half International Inc.(1)                   1,795         31,089
ServiceMaster Co.                                   3,630         40,366
Valassis Communications Inc.(1)                       688         25,896
Viad Corp.                                          1,125         24,896
                                                               1,020,852

COMPUTERS - 3.62%
Affiliated Computer Services
  Inc. "A"(1)                                         800         35,600
Apple Computer Inc.(1)                              2,896         42,716
Art Technology Group Inc.(1)                          560            521

Lifepath 2040 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                            Shares         Value
------------------------------------------------------------------------

COMPUTERS (CONTINUED)
Brocade Communications Systems Inc.(1)              2,129    $    30,807
Ceridian Corp.(1)                                   1,038         16,681
Cisco Systems Inc.(1)                              43,615        602,759
Commerce One Inc.(1)                                1,046            416
Computer Sciences Corp.(1)                          1,202         44,270
Dell Computer Corp.(1)                             15,495        412,477
Diebold Inc.                                        1,189         42,852
DST Systems Inc.(1)                                   964         32,853
Echelon Corp.(1)                                      960         12,346
Electronic Data Systems Corp.                       3,129        125,974
EMC Corp.(1)                                       14,060         95,046
Enterasys Networks Inc.(1)                          1,191          1,203
Extreme Networks Inc.(1)                            1,148         10,826
Foundry Networks Inc.(1)                              993          8,689
Gateway Inc.(1)                                     2,826          9,891
Hewlett-Packard Co.                                20,131        270,359
International Business Machines Corp.               9,982        752,443
Juniper Networks Inc.(1)                            3,182         23,133
Lexmark International Group
  Inc. "A"(1)                                         999         47,153
Manhattan Associates Inc.(1)                          779         17,348
McDATA Corp. "A"(1)                                 1,040          9,953
NCR Corp.(1)                                        1,090         30,629
Network Appliance Inc.(1)                           2,844         27,132
Palm Inc.(1)                                        3,982          3,026
Portal Software Inc.(1)                               510            214
Quantum DLT & Storage Group(1)                      1,759          5,189
Redback Networks Inc.(1)                            1,199          1,223
Retek Inc.(1)                                         800          3,912
Riverstone Networks Inc.(1)                           611            550
SanDisk Corp.(1)                                      882         14,297
Sapient Corp.(1)                                      866          1,100
Seagate Technology Inc.                             6,036             --
Storage Technology Corp.(1)                         1,900         25,935
Sun Microsystems Inc.(1)                           20,538         75,785
SunGard Data Systems Inc.(1)                        2,681         66,087
Synopsys Inc.(1)                                      815         35,167
3Com Corp.(1)                                       6,220         30,665
Unisys Corp.(1)                                     2,112         18,797
VeriSign Inc.(1)                                    2,315         16,622
Veritas Software Corp.(1)                           3,034         49,303
                                                               3,051,949

COSMETICS / PERSONAL CARE - 1.56%
Alberto-Culver Co. "B"                                682         33,595
Avon Products Inc.                                  1,461         71,209
Colgate-Palmolive Co.                               3,126        170,523
Estee Lauder Companies Inc. "A"                       783         23,451
Gillette Co.                                        5,852        184,514
International Flavors & Fragrances Inc.               750         24,187
Kimberly-Clark Corp.                                2,740        163,962
Procter & Gamble Co.                                7,248        642,535
                                                               1,313,976

DISTRIBUTION / WHOLESALE - 0.33%
Costco Wholesale Corp.(1)                           3,254        108,716
Fastenal Co.                                          920         32,402
Genuine Parts Co.                                   1,571         52,236
Grainger (W.W.) Inc.                                1,071         48,249
Tech Data Corp.(1)                                  1,000         33,070
                                                                 274,673

DIVERSIFIED FINANCIAL SERVICES - 4.90%
Alleghany Corp.(1)                                    300         54,825
American Express Co.                                7,784        280,691
AmeriCredit Corp.(1)                                  917         13,168
Bear Stearns Companies Inc.                           841         53,765
Capital One Financial Corp.                         1,579         56,323
Citigroup Inc.                                     35,116      1,150,049
Countrywide Credit Industries Inc.                    871         45,719
E*TRADE Group Inc.(1)                               2,318         10,060
Edwards (A.G.) Inc.                                 1,084         40,802
Fannie Mae                                          5,782        438,160
Franklin Resources Inc.                             1,812         63,420
Freddie Mac                                         4,965        318,256
Gabelli Asset Management
  Inc. "A"(1)                                       1,600         49,200
Goldman Sachs Group Inc. (The)                      3,271        252,848
Household International Inc.                        3,187        115,083
John Nuveen Co. "A"                                 1,978         44,505
Knight Trading Group Inc.(1)                        1,351          5,715
LaBranche & Co. Inc.(1)                             1,240         27,565
Legg Mason Inc.                                       856         41,319
Lehman Brothers Holdings Inc.                       1,708         97,373
MBNA Corp.                                          8,067        162,953
Merrill Lynch & Co. Inc.                            5,865        212,430
Morgan Stanley Dean Witter & Co.                    7,590        324,245
Neuberger Berman Inc.                                 640         20,230
Providian Financial Corp.                           2,109         11,979
Schwab (Charles) Corp.                              9,359         85,916
SLM Corp.                                           1,180        108,147
Stilwell Financial Inc.                             1,385         19,307
T. Rowe Price Group Inc.                            1,027         29,054
                                                               4,133,107

ELECTRIC - 2.10%
AES Corp.(1)                                        3,681         11,117
Ameren Corp.                                        1,642         72,330
American Electric Power Inc.                        2,672         91,115
Black Hills Corp.                                   1,400         38,150
Calpine Corp.(1)                                    1,835          8,955
Cinergy Corp.                                       1,573         54,111
CMS Energy Corp.                                    1,092         11,532

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Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                            Shares         Value
------------------------------------------------------------------------

ELECTRIC (CONTINUED)
Consolidated Edison Inc.                            1,518    $    61,767
Constellation Energy Group Inc.                     1,258         35,237
Dominion Resources Inc.                             1,839        115,324
DTE Energy Co.                                      1,351         57,971
Duke Energy Corp.                                   5,290        141,931
Edison International(1)                             2,919         34,970
Entergy Corp.                                       1,852         78,136
Exelon Corp.                                        2,420        113,304
FirstEnergy Corp.                                   3,217        106,161
FPL Group Inc.                                      1,424         81,282
Hawaiian Electric Industries Inc.                   1,700         76,602
Mirant Corp.(1)                                     1,666          6,297
NiSource Inc.                                       1,546         30,750
PG&E Corp.(1)                                       2,141         24,300
Pinnacle West Capital Corp.                         1,038         34,680
PPL Corp.                                           1,440         52,344
Progress Energy Inc.                                1,777         82,666
Public Service Enterprise Group Inc.                1,709         60,157
Reliant Energy Inc.                                 2,315         27,433
Southern Co.                                        4,894        141,730
TXU Corp.                                           2,008         97,107
Xcel Energy Inc.                                    2,263         21,861
                                                               1,769,320

ELECTRICAL COMPONENTS & EQUIPMENT - 0.25%
American Power Conversion Corp.(1)                  1,970         24,645
Emerson Electric Co.                                2,921        142,486
Molex Inc.                                          1,311         38,937
Power-One Inc.(1)                                     789          3,337
                                                                 209,405

ELECTRONICS - 0.55%
Agilent Technologies Inc.(1)                        3,061         41,109
Applera Corp. - Applied Biosystems Group            1,486         29,438
Arrow Electronics Inc.(1)                           1,064         17,333
Avnet Inc.                                          1,098         16,997
AVX Corp.                                             534          6,558
Jabil Circuit Inc.(1)                               1,455         27,223
Johnson Controls Inc.                                 911         78,610
KEMET Corp.(1)                                      1,606         19,352
Millipore Corp.                                       454         16,022
Parker Hannifin Corp.                               1,006         40,803
PerkinElmer Inc.                                      661          3,768
Sanmina-SCI Corp.(1)                                4,530         16,036
Solectron Corp.(1)                                  4,732         17,603
Symbol Technologies Inc.                            2,177         19,854
Tektronix Inc.(1)                                     659         11,440
Thermo Electron Corp.(1)                            1,219         21,674
Thomas & Betts Corp.                                  378          6,105
Varian Inc.(1)                                        823         25,957
Vishay Intertechnology Inc.(1)                      1,564         22,396
Waters Corp.(1)                                     1,064         26,579
                                                                 464,857

ENGINEERING & CONSTRUCTION - 0.02%
Fluor Corp.                                           554         15,324
Washington Group Warrants (Expires
  03/11/03)(1)                                         42              1
                                                                  15,325

ENTERTAINMENT - 0.08%
International Game Technology Inc.(1)                 889         57,501
Six Flags Inc.(1)                                   1,708          8,660
                                                                  66,161

ENVIRONMENTAL CONTROL - 0.16%
Allied Waste Industries Inc.(1)                     1,637         14,258
Republic Services Inc. "A"(1)                       1,529         31,497
Waste Management Inc.                               3,354         85,292
                                                                 131,047

FOOD - 1.55%
Albertson's Inc.                                    2,927         75,282
Archer-Daniels-Midland Co.                          5,073         61,840
Campbell Soup Co.                                   2,669         61,787
ConAgra Foods Inc.                                  3,501         92,041
General Mills Inc.                                  1,901         80,013
Heinz (H.J.) Co.                                    1,961         74,067
Hershey Foods Corp.                                   768         58,176
Hormel Foods Corp.                                  1,115         25,455
Kellogg Co.                                         2,860         91,978
Kraft Foods Inc.                                    2,000         79,540
Kroger Co.(1)                                       5,077         91,792
McCormick & Co. Inc.                                2,210         51,161
Safeway Inc.(1)                                     3,427         88,485
Sara Lee Corp.                                      5,585        102,987
Smucker (J.M.) Co. (The)                              350         12,722
SUPERVALU Inc.                                        945         19,628
Sysco Corp.                                         4,378        124,160
Tyson Foods Inc. "A"                                1,784         22,157
Winn-Dixie Stores Inc.                              1,053         17,006
Wrigley (William Jr.) Co.                           1,504         76,569
                                                               1,306,846

FOREST PRODUCTS & PAPER - 0.40%
Boise Cascade Corp.                                   396         10,712
Bowater Inc.                                          439         17,946
Georgia-Pacific Corp.(1)                            1,325         27,891
International Paper Co.                             2,799        105,382
MeadWestvaco Corp.                                  1,376         32,047
Plum Creek Timber Co. Inc.                          1,264         32,535

72

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Lifepath 2040 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares          Value
------------------------------------------------------------------

FOREST PRODUCTS & PAPER (CONTINUED)
Temple-Inland Inc.                              599    $    30,639
Weyerhaeuser Co.                              1,410         76,859
                                                           334,011

GAS - 0.07%
NICOR Inc.                                      796         22,606
Sempra Energy                                 1,372         32,942


HAND / MACHINE TOOLS - 0.14%
Black & Decker Corp.                            731         32,800
Snap-On Inc.                                    919         25,971
SPX Corp.(1)                                    365         39,639
Stanley Works (The)                             615         21,451
                                                           119,861

HEALTH CARE - 3.57%
Aetna Inc.                                      947         40,352
Anthem Inc.(1)                                1,544         97,442
Apogent Technologies Inc.(1)                  1,326         26,878
Bard (C.R.) Inc.                                562         30,764
Bausch & Lomb Inc.                              604         19,020
Baxter International Inc.                     3,698        134,200
Beckman Coulter Inc.                            756         30,232
Becton Dickinson & Co.                        1,701         51,932
Biomet Inc.                                   1,689         45,367
Boston Scientific Corp.(1)                    3,160         92,114
Cytyc Corp.(1)                                1,402         13,796
Enzon Inc.(1)                                   586         12,892
Guidant Corp.(1)                              1,983         72,974
HCA - The Healthcare Co.                      3,108        144,677
Health Management Associates
  Inc. "A"(1)                                 2,428         46,739
Health Net Inc.(1)                            1,711         39,832
Healthsouth Corp.(1)                          3,548         19,124
Hillenbrand Industries Inc.                     859         50,698
Johnson & Johnson                            17,420        946,080
Laboratory Corp. of America Holdings(1)       1,200         37,740
Medtronic Inc.                                7,360        303,085
Microvision Inc.(1)                           3,400         15,300
Oxford Health Plans Inc.(1)                     883         35,806
Quest Diagnostics Inc.(1)                       715         40,076
St. Jude Medical Inc.(1)                      1,112         41,378
Stryker Corp.(1)                              1,404         79,143
Tenet Healthcare Corp.(1)                     3,030        142,925
UnitedHealth Group Inc.                       1,987        175,551
Universal Health Services Inc. "B"(1)           766         35,022
Varian Medical Systems Inc.(1)                  844         35,895
WebMD Corp.(1)                                3,480         20,532
WellPoint Health Networks Inc.(1)             1,108         82,402
Zimmer Holdings Inc.(1)                       1,351         49,852
                                                         3,009,820

HOME BUILDERS - 0.13%
D.R. Horton Inc.                              1,622         33,673
KB HOME                                         800         38,360
Lennar Corp.                                    666         35,165
                                                           107,198

HOME FURNISHINGS - 0.14%
Leggett & Platt Inc.                          1,713         39,656
Maytag Corp.                                  1,039         33,913
Polycom Inc.(1)                               1,148         11,262
Whirlpool Corp.                                 632         34,956
                                                           119,787

HOUSEHOLD PRODUCTS / WARES - 0.37%
Avery Dennison Corp.                            673         42,480
Clorox Co.                                    1,581         68,078
Fortune Brands Inc.                           1,278         67,057
Newell Rubbermaid Inc.                        1,912         66,155
Toro Co.                                      1,000         55,750
Tupperware Corp.                                491          8,956
                                                           308,476

INSURANCE - 3.84%
ACE Ltd.                                      1,500         47,715
AFLAC Inc.                                    3,355        102,697
Allmerica Financial Corp.                       726         16,153
Allstate Corp.                                5,755        214,201
Ambac Financial Group Inc.                      729         41,925
American International Group Inc.            17,767      1,115,768
American National Insurance Co.                 484         36,905
AON Corp.                                     1,726         34,106
Chubb Corp.                                   1,033         63,932
CIGNA Corp.                                   1,272        108,273
Cincinnati Financial Corp.                    1,377         54,708
CNA Financial Corp.(1)                          550         15,075
Hancock (John) Financial Services Inc.        1,942         58,940
Hartford Financial Services Group Inc.        1,643         82,183
Jefferson-Pilot Corp.                           884         37,234
Lincoln National Corp.                        1,301         48,202
Loews Corp.                                   1,056         55,451
Markel Corp.(1)                                 300         62,595
Marsh & McLennan Companies Inc.               3,292        160,156
MBIA Inc.                                       954         43,846
MetLife Inc.                                  4,309        115,998
MGIC Investment Corp.                           648         39,016
PMI Group Inc. (The)                            982         33,290
Principal Financial Group Inc.(1)             2,000         58,660

                                                                              73

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Lifepath 2040 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares          Value
------------------------------------------------------------------

INSURANCE (CONTINUED)
Progressive Corp.                             1,505    $    80,894
Prudential Financial Inc.(1)                  3,900        117,780
Radian Group Inc.                               971         42,200
SAFECO Corp.                                  1,015         33,607
St. Paul Companies Inc.                       1,424         43,318
Torchmark Corp.                                 843         31,486
Transatlantic Holdings Inc.                     353         25,582
Travelers Property Casualty
  Corp. "A"                                   1,517         23,847
Travelers Property Casualty
  Corp. "B"                                   3,117         50,776
Unitrin Inc.                                    796         25,233
UNUMProvident Corp.                           1,591         36,848
XL Capital Ltd. "A"                           1,000         73,610
                                                         3,232,210

IRON / STEEL - 0.06%
Allegheny Technologies Inc.                     998          8,673
Nucor Corp.                                     532         26,621
United States Steel Corp.                     1,185         16,270
                                                            51,564

LEISURE TIME - 0.29%
Brunswick Corp.                                 861         21,051
Carnival Corp. "A"                            3,998         97,831
Harley-Davidson Inc.                          2,077        102,251
Sabre Holdings Corp.(1)                         921         24,784
                                                           245,917

LODGING - 0.32%
Harrah's Entertainment Inc.(1)                1,189         56,525
Hilton Hotels Corp.                           3,456         39,779
Marriott International Inc. "A"               2,177         71,253
MGM Grand Inc.(1)                             1,175         41,701
Park Place Entertainment Corp.(1)             3,472         32,463
Starwood Hotels & Resorts Worldwide Inc.      1,217         31,374
                                                           273,095

MACHINERY - 0.34%
Caterpillar Inc.                              2,584        112,766
Cognex Corp.(1)                                 318          5,008
Deere & Co.                                   1,473         67,640
Dover Corp.                                   1,350         38,785
Ingersoll-Rand Co. "A"                        1,116         41,906
Rockwell International Corp.                  1,248         22,988
                                                           289,093

MANUFACTURERS - 3.39%
Cooper Industries Inc.                          682         22,315
Crane Co.                                       779         17,800
Danaher Corp.                                 1,016         61,112
Eastman Kodak Co.                             1,840         56,194
Eaton Corp.                                     723         51,145
EnPro Industries Inc.                            96            378
General Electric Co.                         57,134      1,722,590
Honeywell International Inc.                  5,396        161,610
Illinois Tool Works Inc.                      2,109        144,509
ITT Industries Inc.                             832         56,559
Pall Corp.                                      893         15,092
Pentair Inc.                                    728         31,624
Textron Inc.                                  1,030         40,015
3M Co.                                        2,120        264,894
Tyco International Ltd.                      13,376        209,869
                                                         2,855,706

MEDIA - 2.95%
AOL Time Warner Inc.(1)                      29,600        374,440
Belo (A.H.) Corp.                             1,646         37,776
Cablevision Systems Corp.(1)                    787          7,500
Charter Communications Inc.(1)                1,869          5,906
Clear Channel Communications Inc.(1)          4,238        144,855
Comcast Corp. "A"(1)                          6,405        152,631
Dow Jones & Co. Inc.                            776         33,019
Entercom Communications Corp.(1)                740         32,412
Fox Entertainment Group Inc. "A"(1)           1,249         27,890
Gannett Co. Inc.                              1,888        143,412
Gemstar-TV Guide International Inc.(1)        2,333          9,612
Hispanic Broadcasting Corp.(1)                1,466         28,367
Knight Ridder Inc.                              798         48,463
Liberty Media Corp. "A"(1)                   22,800        190,608
McClatchy Co. (The) "A"                       1,248         72,010
McGraw-Hill Companies Inc.                    1,195         75,775
Meredith Corp.                                  906         35,896
New York Times Co. "A"                        1,022         48,238
Readers Digest Association Inc. (The)
  "A"                                         1,018         17,387
Scripps (E.W.) Co.                              597         42,447
Tribune Co.                                   2,268         94,598
Univision Communications Inc.(1)              1,393         32,457
USA Networks Inc.(1)                          1,821         39,006
Viacom Inc. "B"(1)                           12,155        494,708
Walt Disney Co. (The)                        12,392        194,307
Washington Post Company
  (The) "B"                                      99         64,053
Westwood One Inc.(1)                          1,026         35,838
                                                         2,483,611

METAL FABRICATE / HARDWARE - 0.02%
Precision Castparts Corp.                       744         16,948
                                                            16,948

74

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Lifepath 2040 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares          Value
------------------------------------------------------------------

MINING - 0.28%
Alcoa Inc.                                    5,268    $   132,174
Freeport-McMoRan Copper & Gold Inc.(1)        1,425         23,356
Newmont Mining Corp.                          2,296         65,413
Phelps Dodge Corp.                              571         18,449
                                                           239,392

OFFICE / BUSINESS EQUIPMENT - 0.14%
Herman Miller Inc.                            1,132         17,535
Pitney Bowes Inc.                             1,749         63,401
Xerox Corp.(1)                                5,040         35,330
                                                           116,266

OIL & GAS PRODUCERS - 4.16%
Amerada Hess Corp.                              870         63,597
Anadarko Petroleum Corp.                      1,505         67,183
Apache Corp.                                  1,259         69,321
Burlington Resources Inc.                     1,159         44,587
ChevronTexaco Corp.                           7,032        538,862
Conoco Inc.                                   4,549        111,678
Devon Energy Corp.(1)                         1,210         56,870
Diamond Offshore Drilling Inc.                  680         15,191
ENSCO International Inc.                      1,327         35,391
EOG Resources Inc.                              955         33,272
Equitable Resources Inc.                      1,500         52,740
Exxon Mobil Corp.                            45,448      1,611,132
Kerr-McGee Corp.                                749         35,091
Key Productions Co. Inc.(1)                   2,700         50,274
Kinder Morgan Inc.                            1,015         41,808
Marathon Oil Corp.                            2,106         52,123
Murphy Oil Corp.                                584         50,020
Newfield Exploration Co.(1)                   1,019         34,544
Noble Drilling Corp.                            816         25,296
Occidental Petroleum Corp.                    2,821         83,784
Phillips Petroleum Co.                        3,007        158,108
Pioneer Natural Resources Co.(1)              1,937         48,212
Rowan Companies Inc.(1)                         782         16,094
Sunoco Inc.                                   1,099         38,993
Transocean Sedco Forex Inc.                   1,894         46,403
Unocal Corp.                                  1,535         50,762
Valero Energy Corp.                           1,215         39,451
XTO Energy Inc.                               1,733         35,093
                                                         3,505,880

OIL & GAS SERVICES - 0.48%
Baker Hughes Inc.                             1,889         51,947
BJ Services Co.(1)                            1,342         40,944
Cooper Cameron Corp.(1)                         507         22,734
GlobalSantaFe Corp.                           1,091         24,002
Grant Prideco Inc.(1)                         1,087         10,663
Halliburton Co.                               2,394         36,389
Schlumberger Ltd.                             3,067        132,310
Smith International Inc.(1)                   1,172         38,031
Tidewater Inc.                                  534         15,219
Varco International Inc.(1)                   1,708         30,112
                                                           402,351

PACKAGING & CONTAINERS - 0.15%
Bemis Co.                                       672         35,603
Pactiv Corp.(1)                               1,497         27,186
Sealed Air Corp.(1)                             629          9,743
Smurfit-Stone Container Corp.(1)              1,864         26,133
Sonoco Products Co.                           1,330         31,361
                                                           130,026

PHARMACEUTICALS - 5.36%
Abbott Laboratories                           9,330        373,480
Abgenix Inc.(1)                                 713          5,519
Advanced Medical Optics Inc.                    202          1,790
Allergan Inc.                                   912         53,553
AmerisourceBergen Corp.                         791         57,355
Bristol-Myers Squibb Co.                     11,518        287,374
Cardinal Health Inc.                          2,900        188,036
Celgene Corp.(1)                                833         14,478
Cell Therapeutics Inc.(1)                       604          3,171
Forest Laboratories Inc. "A"(1)               1,311         95,703
Gilead Sciences Inc.(1)                       1,634         52,419
ICN Pharmaceuticals Inc.                      1,009         10,251
IVAX Corp.(1)                                 1,632         22,358
King Pharmaceuticals Inc.(1)                  1,994         42,492
Lilly (Eli) and Co.                           6,525        378,776
Medarex Inc.(1)                                 662          4,038
MedImmune Inc.(1)                             1,751         44,948
Merck & Co. Inc.                             13,050        659,286
Mylan Laboratories Inc.                       1,562         50,999
NPS Pharmaceuticals Inc.(1)                     528         10,703
Omnicare Inc.                                 1,533         34,140
OSI Pharmaceuticals Inc.(1)                     328          5,143
Pfizer Inc.                                  36,490      1,207,089
Pharmacia Corp.                               7,682        335,703
Schering-Plough Corp.                         8,908        205,597
Sepracor Inc.(1)                              2,382         13,268
Sybron Dental Specialties Inc.(1)               475          7,258
Watson Pharmaceuticals Inc.(1)                  684         15,951
Wyeth                                         7,888        337,606
                                                         4,518,484

PIPELINES - 0.09%
Dynegy Inc. "A"                               3,160          6,573
El Paso Corp.                                 3,287         55,583
Williams Companies Inc.                       3,463         11,151
                                                            73,307

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Lifepath 2040 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                     Shares          Value
------------------------------------------------------------------

REAL ESTATE - 0.08%
Catellus Development Corp.(1)                 2,473    $    48,718
St. Joe Company (The)                           765         22,108
                                                            70,826

REAL ESTATE INVESTMENT TRUSTS - 1.19%
Archstone-Smith Trust                         1,642         43,267
Boston Properties Inc.                        1,803         68,298
CBL & Associates Properties Inc.              3,100        120,900
Crescent Real Estate Equities Co.             2,023         33,986
Duke-Weeks Realty Corp.                       2,162         56,709
Equity Office Properties Trust                3,009         83,891
Equity Residential Properties Trust           1,902         53,104
Health Care Property Investors Inc.           2,200         94,600
Host Marriott Corp.                           3,617         36,676
iStar Financial Inc.                          2,067         60,356
Kimco Realty Corp.                            1,479         46,958
Public Storage Inc.                           1,744         55,634
Rouse Co.                                     1,275         41,246
Simon Property Group Inc.                     1,436         51,107
Ventas Inc.                                   7,194         93,522
Vornado Realty Trust                          1,465         60,534
                                                         1,000,788

RETAIL - 5.25%
Abercrombie & Fitch Co. "A"(1)                  891         20,315
Amazon.com Inc.(1)                            2,128         31,792
AutoNation Inc.(1)                            3,641         48,061
AutoZone Inc.(1)                                789         57,084
Bed Bath & Beyond Inc.(1)                     2,040         65,402
Best Buy Co. Inc.(1)                          2,092         44,350
Big Lots Inc.                                   798         13,446
CDW Computer Centers Inc.(1)                    733         31,460
Circuit City Stores Inc.                      1,361         18,972
CVS Corp.                                     3,290         96,693
Darden Restaurants Inc.                       1,980         50,747
Dillards Inc. "A"                               745         18,297
Dollar General Corp.                          2,266         33,945
Dollar Tree Stores Inc.(1)                    1,104         27,169
eBay Inc.(1)                                  1,771        100,097
Family Dollar Stores Inc.                     1,640         46,822
Federated Department Stores Inc.(1)           1,692         60,743
Foot Locker Inc.(1)                           1,971         18,724
Gap Inc. (The)                                5,496         64,468
Golden State Bancorp Inc.(1)                  1,900          2,223
Home Depot Inc.                              13,914        458,188
Kenneth Cole Productions "A"(1)                 800         19,120
Kohls Corp.(1)                                2,210        154,081
Limited Inc.                                  3,729         57,016
Lowe's Companies Inc.                         4,812        199,121
May Department Stores Co.                     2,325         68,192
McDonald's Corp.                              7,379        175,325
Nordstrom Inc.                                1,171         22,635
Office Depot Inc.(1)                          2,259         29,186
Outback Steakhouse Inc.(1)                      959         28,156
Penney (J.C.) Co. Inc.                        1,757         30,502
RadioShack Corp.                              1,186         25,843
Rite Aid Corp.(1)                             1,754          3,683
Ross Stores Inc.                              1,180         42,610
Sears, Roebuck and Co.                        2,365        107,631
Staples Inc.(1)                               3,757         52,222
Starbucks Corp.(1)                            3,315         66,631
Target Corp.                                  5,516        188,647
Tiffany & Co.                                 1,190         29,512
TJX Companies Inc.                            3,654         72,276
Toys R Us Inc.(1)                             1,627         21,688
Walgreen Co.                                  6,094        211,766
Wal-Mart Stores Inc.                         26,039      1,392,566
Wendy's International Inc.                    1,267         45,245
Yum! Brands Inc.                              2,280         69,152
                                                         4,421,804

SEMICONDUCTORS - 2.05%
Advanced Micro Devices Inc.(1)                1,992         17,629
Agere Systems Inc.(1)                           230            366
Agere Systems Inc. "B"                        5,664          8,723
Altera Corp.(1)                               2,965         31,755
Amkor Technology Inc.(1)                      1,275          2,869
Analog Devices Inc.(1)                        2,284         55,044
Applied Materials Inc.(1)                    10,136        135,417
Applied Micro Circuits Corp.(1)               1,962          7,554
Atmel Corp.(1)                                4,724         10,912
Broadcom Corp. "A"(1)                         2,228         36,740
Conexant Systems Inc.(1)                      1,578          2,335
Cree Inc.(1)                                    662          9,109
Cypress Semiconductor Corp.(1)                1,708         17,985
EMCORE Corp.(1)                                 102            296
Integrated Device Technology Inc.(1)          1,356         17,940
Intel Corp.                                  38,601        643,479
International Rectifier Corp.(1)                630         13,709
KLA-Tencor Corp.(1)                           1,310         43,060
Lam Research Corp.(1)                         1,463         17,015
Lattice Semiconductor Corp.(1)                1,262          8,052
Linear Technology Corp.                       2,225         58,340
LSI Logic Corp.(1)                            2,028         14,865
Maxim Integrated Products Inc.(1)             2,177         68,815
Microchip Technology Inc.(1)                  1,989         41,868
Micron Technology Inc.(1)                     4,155         71,674
Mykrolis Corp.(1)                               239          1,735
National Semiconductor Corp.(1)               1,119         17,893
Novellus Systems Inc.(1)                      1,282         31,358
NVIDIA Corp.(1)                               1,112         11,287
QLogic Corp.(1)                                 925         31,034
Rambus Inc.(1)                                  629          3,428
Silicon Laboratories Inc.(1)                    428          9,669
Skyworks Solutions Inc.                         553          2,323
Teradyne Inc.(1)                              1,122         14,193
Texas Instruments Inc.                       10,553        207,894

Lifepath 2040 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                           Shares          Value
------------------------------------------------------------------------

SEMICONDUCTORS (CONTINUED)
TranSwitch Corp.(1)                                   560    $       370
TriQuint Semiconductor Inc.(1)                      1,213          6,429
Varian Semiconductor Equipment
  Associates Inc.(1)                                  823         17,217
Vitesse Semiconductor Corp.(1)                      1,061          1,411
Xilinx Inc.(1)                                      1,994         38,524
                                                               1,730,316

SOFTWARE - 3.59%
Adobe Systems Inc.                                  1,757         35,316
Akamai Technologies Inc.(1)                           382            363
Ariba Inc.(1)                                       1,300          2,860
Ascential Software Corp.(1)                         5,012         10,976
Autodesk Inc.                                       1,486         19,764
Automatic Data Processing Inc.                      3,868        146,094
BEA Systems Inc.(1)                                 3,016         18,428
BMC Software Inc.(1)                                1,774         24,659
BroadVision Inc.                                      164            405
Cadence Design Systems Inc.(1)                      2,596         34,968
Certegy Inc.(1)                                       844         27,734
CheckFree Corp.(1)                                    933         11,541
ChoicePoint Inc.(1)                                 1,210         51,994
Citrix Systems Inc.(1)                              1,355          8,537
CMGI Inc.(1)                                        2,360          1,345
Computer Associates International Inc.              3,806         42,627
Compuware Corp.(1)                                  3,155         11,453
CSG Systems International Inc.(1)                     837          9,952
Electronic Arts Inc.(1)                             1,135         71,800
First Data Corp.                                    4,560        158,460
Fiserv Inc.(1)                                      1,461         53,779
i2 Technologies Inc.(1)                             2,875          2,588
IMS Health Inc.                                     2,259         39,307
Intuit Inc.(1)                                      1,578         70,426
Mercury Interactive Corp.(1)                          964         24,495
Micromuse Inc.(1)                                     611          1,845
Microsoft Corp.(1)                                 32,045      1,574,050
Netegrity Inc.(1)                                     179            410
Network Associates Inc.(1)                          1,800         23,400
Novell Inc.(1)                                      2,219          5,769
Openwave Systems Inc.(1)                            1,724          1,724
Oracle Corp.(1)                                    33,151        317,918
Parametric Technology Corp.(1)                      1,981          4,517
PeopleSoft Inc.(1)                                  2,244         36,084
Rational Software Corp.(1)                          1,390          9,452
RealNetworks Inc.(1)                                  713          3,266
SERENA Software Inc.(1)                               631          9,598
Siebel Systems Inc.(1)                              3,234         27,392
Stellent Inc.(1)                                      451          2,264
Sybase Inc.(1)                                      1,613         22,598
Symantec Corp.(1)                                   1,634         46,732
TIBCO Software Inc.(1)                                484          2,038
Total System Services Inc.                            571          9,707
Vignette Corp.(1)                                   3,353          2,984
Yahoo! Inc.(1)                                      4,057         41,747
                                                               3,023,366

TELECOMMUNICATION EQUIPMENT - 0.60%
ADC Telecommunications Inc.(1)                      4,999          6,399
Advanced Fibre Communications Inc.(1)                 981         17,305
American Tower Corp.(1)                             2,038          5,013
Andrew Corp.(1)                                       589          5,884
Avaya Inc.(1)                                       1,951          4,097
CIENA Corp.(1)                                      2,848         11,560
CommScope Inc.(1)                                     426          2,880
Comverse Technology Inc.(1)                         1,099          8,990
Corvis Corp.(1)                                     3,378          2,229
Digital Lightwave Inc.(1)                             255            344
Harris Corp.                                          763         24,378
JDS Uniphase Corp.(1)                               8,704         23,414
Lucent Technologies Inc.(1)                        21,405         37,031
Motorola Inc.                                      14,884        178,608
QUALCOMM Inc.(1)                                    4,703        130,320
RF Micro Devices Inc.(1)                            1,522         10,182
Scientific-Atlanta Inc.                             1,017         14,991
Sonus Networks Inc.(1)                                942            725
SpectraSite Holdings Inc.(1)                        3,938            827
Sycamore Networks Inc.(1)                           1,453          4,141
Tellabs Inc.(1)                                     3,510         19,832
                                                                 509,150

TELECOMMUNICATIONS - 1.23%
AirGate PCS Inc.(1)                                   480            581
Allegiance Telecom Inc.(1)                          1,377          1,033
AT&T Wireless Services Inc.(1)                     16,158         79,821
Broadwing Inc.(1)                                   2,240          7,213
Citizens Communications Co.(1)                      3,175         23,241
Corning Inc.(1)                                     6,588         13,176
Cox Communications Inc. "A"(1)                      1,789         46,246
Crown Castle International Corp.(1)                 2,920          6,716
D&E Communications Inc.                                 1              8
EchoStar Communications Corp.(1)                    2,049         36,472
Emulex Corp.(1)                                     1,213         20,475
Finisar Corp.(1)                                    1,453          2,004
General Motors Corp. "H"(1)                         6,970         71,721
InterDigital Communications Corp.(1)                1,159         10,338
Level 3 Communications Inc.(1)                      3,531         18,291
MRV Communications Inc.(1)                            560            582
Nextel Communications Inc. "A"(1)                   5,925         45,089
NTL Inc.(1)                                         1,195             22
PanAmSat Corp.(1)                                     668         12,558
Powerwave Technologies Inc.(1)                        408          2,530
Qwest Communications International Inc.            10,622         34,522
Sprint Corp. (PCS Group)(1)                         6,351         25,150
Verizon Communications Inc.                        18,706        579,886

Lifepath 2040 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                           Shares          Value
------------------------------------------------------------------------

TELECOMMUNICATIONS (CONTINUED)
Western Wireless Corp. "A"(1)                         475    $     1,325
                                                               1,039,000

TELEPHONE - 1.66%
Alltel Corp.                                        2,246         94,467
AT&T Corp.                                         25,098        306,698
BellSouth Corp.                                    12,544        292,526
CenturyTel Inc.                                     1,291         34,922
SBC Communications Inc.                            22,561        558,159
Sprint Corp. (FON Group)                            6,124         71,038
Telephone & Data Systems Inc.                         735         43,916
                                                               1,401,726

TEXTILES - 0.12%
Cintas Corp.                                        1,389         61,130
Mohawk Industries Inc.(1)                             800         39,600
                                                                 100,730

TOBACCO - 0.88%
Philip Morris Companies Inc.                       12,555        627,750
R.J. Reynolds Tobacco Holdings Inc.                 1,110         65,312
UST Inc.                                            1,419         49,253
                                                                 742,315

TOYS / GAMES / HOBBIES - 0.10%
Hasbro Inc.                                         1,171         15,399
Marvel Enterprises Inc. "C" Warrants
  (Expires 10/02/02)(1)                                28             --
Mattel Inc.                                         3,405         66,159
                                                                  81,558

TRANSPORTATION - 1.06%
Burlington Northern Santa Fe Corp.                  2,193         63,071
CNF Transportation Inc.                               949         29,134
CSX Corp.                                           1,461         50,887
Expeditors International Washington Inc.            1,374         36,205
FedEx Corp.(1)                                      2,176        103,034
Landstar System Inc.(1)                               800         40,520
Norfolk Southern Corp.                              2,517         52,681
Union Pacific Corp.                                 1,657        100,331
United Parcel Service Inc.                          6,596        421,550
                                                                 897,413

TRUCKING & LEASING - 0.02%
GATX Corp.                                            682         16,593
                                                                  16,593

WATER - 0.12%
American Water Works Inc.                           1,658         73,731
Middlesex Water Co.                                 1,200         28,080
                                                                 101,811

TOTAL U.S. COMMON STOCKS
(Cost: $92,226,162)                                           63,050,870

INTERNATIONAL COMMON STOCKS - 19.01%

AUSTRALIA - 1.12%
Coles Myer Ltd. ADR                                 3,319         83,871
National Australia Bank ADR                         3,712        355,387
News Corporation Ltd. ADR                           2,847         61,211
Rio Tinto PLC ADR                                   3,138        223,426
Westpac Banking Corp. ADR                           5,289        219,494
                                                                 943,389

BERMUDA - 0.05%
Weatherford International Ltd.                      1,088         44,434
                                                                  44,434

CANADA - 0.21%
Alcan Aluminum Ltd.                                 1,657         46,661
Barrick Gold Corp.                                  3,250         52,228
Inco Ltd.(1)                                        1,701         30,601
Nortel Networks Corp.(1)                           20,129         21,135
Placer Dome Inc.                                    2,143         21,366
                                                                 171,991

DENMARK - 0.46%
Novo-Nordisk A/S ADR                                8,455        255,595
TDC A/S ADR                                         9,633        132,357
                                                                 387,952

FINLAND - 0.30%
Nokia OYJ ADR                                      14,547        193,330
Outokumpu OYJ                                       1,431         15,311
Stora Enso OYJ "R"                                  2,198         24,272
UPM-Kymmene OYJ                                       505         16,096
                                                                 249,009

FRANCE - 1.77%
Alcatel SA ADR                                     13,009         65,435
Aventis SA ADR                                      6,314        371,642
AXA-UAP ADR                                        14,604        200,075
BNP Paribas SA                                        728         33,955
France Telecom SA ADR                               2,059         26,211
LVMH Moet-Hennessy Louis Vuitton ADR               16,438        138,901
Societe Generale "A"                                  247         14,643
Total Fina SA ADR                                   8,420        600,514

Lifepath 2040 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                           Shares          Value
------------------------------------------------------------------------

FRANCE (CONTINUED)
Total Fina SA Warrants (Expires
  08/08/03)                                           162    $     3,943
Vivendi Universal SA ADR                            2,336         30,275
                                                               1,485,594

GERMANY - 0.97%
DaimlerChrysler AG                                 11,374        487,490
Deutsche Bank AG                                      640         39,661
Deutsche Telekom AG ADR                            12,303        135,333
E.ON AG                                               914         47,095
SAP AG ADR                                          3,739         71,976
Siemens AG                                            693         32,663
                                                                 814,218

GREECE - 0.02%
Technical Olympic SA                                4,250         14,171
                                                                  14,171

HONG KONG - 0.21%
ASM Pacific Technology Ltd.                         8,500         15,420
CLP Holdings Ltd.                                   4,000         16,103
Esprit Holdings Ltd.                                8,000         13,026
Hong Kong & China Gas Co. Ltd.                     60,000         80,385
Hongkong Electric Holdings Ltd.                    10,500         40,923
                                                                 165,857

IRELAND - 0.51%
Allied Irish Banks PLC ADR                         16,595        430,308
                                                                 430,308

ITALY - 0.70%
Benetton Group SpA ADR                              7,416        172,422
ENI-Ente Nazionale Idrocarburi SpA ADR              2,344        176,738
Fiat SpA ADR(1)                                     6,859         78,324
Italgas SpA                                         1,479         15,085
San Paolo-IMI SpA ADR                               9,236        155,257
                                                                 597,826

JAPAN - 4.42%
Canon Inc. ADR                                      5,655        193,627
Fuji Photo Film Co. Ltd. ADR                        4,261        132,815
Hitachi Ltd. ADR                                    2,575        137,531
Honda Motor Company Ltd. ADR                        9,316        197,499
Ito-Yokado Co. Ltd. ADR                             3,268        141,308
Japan Air Lines ADR(1)                             33,205        160,712
Kirin Brewery Co. Ltd. ADR                          4,190        270,255
Kubota Corp. ADR                                   16,212        234,263
Kyocera Corp. ADR                                   1,803        126,102
Makita Corp. ADR                                    5,370         31,844
Matsushita Electric Industrial Co. Ltd.
  ADR                                              13,224        161,994
Millea Holdings Inc. ADR                            8,959        364,631
Mitsubishi Corp. ADR                               14,181        187,898
Mitsui & Co. ADR                                    1,591        170,189
NEC Corp. ADR                                      19,482        107,346
Nippon Telegraph & Telephone Corp. ADR              9,462        188,388
Nissan Motor Co. Ltd. ADR                           9,658        142,542
Pioneer Corp. ADR                                   7,344        129,034
Ricoh Corp. Ltd. ADR                                1,836        163,404
Sony Corp. ADR                                      3,467        150,849
Toyota Motor Corp. ADR                              6,818        341,173
                                                               3,733,404

NETHERLANDS - 1.93%
Abn Amro Holding NV ADR                            14,235        231,176
Aegon NV ADR                                        7,021        101,875
Akzo Nobel NV ADR                                   4,026        151,579
ING Groep NV ADR                                    5,560        121,931
Koninklijke Ahold NV ADR                           10,311        175,287
Koninklijke (Royal) Philips Electronics
  NV - NY Shares                                    7,303        147,521
Reed Elsevier NV ADR                               11,517        293,684
Royal Dutch Petroleum Co.                           6,000        270,673
Royal Dutch Petroleum Co. - NY Shares               2,304        104,141
Unilever NV - NY Shares                               589         34,851
                                                               1,632,718

NEW ZEALAND - 0.08%
Telecom Corp. of New Zealand Ltd. ADR               3,372         64,068
                                                                  64,068

NORWAY - 0.03%
Petroleum Geo-Services(1)                          41,201         26,529
                                                                  26,529

PORTUGAL - 0.07%
Banco Comercial Portugues ADR                       4,146         57,256
                                                                  57,256

SINGAPORE - 0.04%
Chartered Semiconductor Manufacturing
  Ltd. ADR(1)                                       1,708         20,240
NatSteel Ltd                                       15,000         15,173
                                                                  35,413

SPAIN - 0.81%
Acerinox SA                                           480         17,959

Lifepath 2040 Master Portfolio
Schedule of Investments (Continued)
August 31, 2002 (Unaudited)

Security                                           Shares          Value
------------------------------------------------------------------------

SPAIN (CONTINUED)
Banco Bilbao Vizcaya Argentaria SA ADR            13,380     $   130,856
Banco Santander Central Hispano SA ADR            38,734         256,419
Repsol SA ADR                                      8,103         105,825
Telefonica SA ADR(1)                               6,060         167,014
                                                                 678,073

SWEDEN - 0.14%
Hoganas AB "B"                                       810          15,229
Sapa AB                                            1,164          21,575
SSAB Svenskt Stal AB "A"                           1,492          15,019
Svenska Cellulosa AB "B"                             835          28,508
Telefonaktiebolaget LM Ericsson AB ADR            35,585          25,977
Telefonaktiebolaget LM Ericsson
  Rights(2)                                       35,585          11,031
                                                                 117,339

SWITZERLAND - 0.75%
Adecco SA ADR                                      9,417         104,623
Centerpulse Ltd. ADR                               4,869          71,331
Nestle SA                                            248          53,214
Novartis AG                                        7,000         284,077
SGS Societe Generale de Surveillance
  Holding SA                                          56          14,815
UBS AG - Registered(1)                             2,254         106,193
                                                                 634,253

UNITED KINGDOM - 4.42%
AstraZeneca PLC ADR                                8,109         236,377
Barclays PLC ADR                                  11,088         320,443
BP PLC ADR                                         7,460         349,128
British Sky Broadcasting PLC ADR                   2,179         123,114
British Telecom PLC ADR(1)                         4,687         146,516
Cadbury Schweppes PLC ADR                          9,338         274,164
Diageo PLC ADR                                    12,902         623,296
GlaxoSmithKline PLC ADR                           19,336         732,641
Hanson PLC ADR                                     7,970         242,766
Hong Kong & Shanghai Banking ADR                   2,415         138,041
HSBC Holdings PLC                                  1,442          16,406
Reuters Group PLC ADR                              2,299          61,107
Royal Bank of Scotland Group PLC                   4,127          98,506
Vodafone Group PLC ADR                            22,921         366,507
                                                               3,729,012

TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $26,253,378)                                           16,012,814

TOTAL COMMON STOCKS
(Cost: $118,479,540)                                          79,063,684

U.S. GOVERNMENT OBLIGATIONS - 4.60%
U.S. Treasury Bonds
  6.25%,  05/15/30                               500,000         585,605
  6.88%,  08/15/25                               180,000         222,413
  8.13%,  05/15/21                             1,790,000       2,462,299
  9.88%,  11/15/15                               400,000         605,188

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,617,554)                                             3,875,505

SHORT TERM INSTRUMENTS - 8.32%
Barclays Global Investors Funds
  Institutional Money Market Fund,
  Institutional Shares                         5,786,769       5,786,769
Dreyfus Money Market Fund                        399,557         399,557
Goldman Sachs Financial Square Prime
  Obligation Fund                                247,689         247,689
Providian Temp Cash Money Market Fund            578,668         578,668

TOTAL SHORT TERM INSTRUMENTS
(Cost: $7,012,683)                                             7,012,683

TOTAL INVESTMENTS IN SECURITIES - 106.74%
(Cost $129,109,777)                                           89,951,872

Other Assets, Less Liabilities - (6.74%)                      (5,682,133)

NET ASSETS - 100.00%                                         $84,269,739

__________
(1)  NON-INCOME EARNING SECURITIES.
(2) SECURITY VALUED AT FAIR VALUE IN ACCORDANCE WITH PROCEDURES APPROVED BY THE BOARD OF TRUSTEES (NOTE 1).

The accompanying notes are an integral part of these financial statements.

Master Investment Portfolio
Statements of Assets and Liabilities
August 31, 2002 (Unaudited)

                                      Lifepath Income      Lifepath 2010      Lifepath 2020      Lifepath 2030      Lifepath 2040
                                     Master Portfolio   Master Portfolio   Master Portfolio   Master Portfolio   Master Portfolio
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                   $   49,759,279     $  143,256,245     $  391,271,572     $  128,666,278     $  129,109,777
                                      --------------     --------------     --------------     --------------     --------------
Foreign currency, at cost             $       33,113     $      114,408     $      301,272     $       23,050     $          144
                                      --------------     --------------     --------------     --------------     --------------
Investments in securities, at value
  (including securities on loan(1))
  (Note 1)                            $   48,469,266     $  132,313,591     $  319,775,466     $  118,399,186     $   89,951,872
Foreign currency, at value                    33,869            117,921            311,161             22,797                145
Receivables:
  Investment securities sold                      --                 68              1,819                 --                 --
  Dividends and interest                     301,178            675,476          1,270,921            390,539            289,144
                                      --------------     --------------     --------------     --------------     --------------
Total Assets                              48,804,313        133,107,056        321,359,367        118,812,522         90,241,161
                                      --------------     --------------     --------------     --------------     --------------
LIABILITIES
Payables:

  Collateral for securities loaned
    (Note 4)                               3,028,862          5,856,859         28,084,776          7,712,430          5,929,259
  Advisory fees (Note 2)                      24,385             67,295            152,488             56,620             42,163
                                      --------------     --------------     --------------     --------------     --------------
Total Liabilities                          3,053,247          5,924,154         28,237,264          7,769,050          5,971,422
                                      --------------     --------------     --------------     --------------     --------------
NET ASSETS                            $   45,751,066     $  127,182,902     $  293,122,103     $  111,043,472     $   84,269,739
                                      ==============     ==============     ==============     ==============     ==============


(1) Securities on loan with market values of $2,930,826, $5,645,498, $27,146,177, $7,423,494 and $5,693,067, respectively. See Note 4.

Statements of Operations
For the Six Months Ended August 31, 2002 (Unaudited)

                                      Lifepath Income      Lifepath 2010      Lifepath 2020      Lifepath 2030      Lifepath 2040
                                     Master Portfolio   Master Portfolio   Master Portfolio   Master Portfolio   Master Portfolio
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
  Dividends(1)                        $      158,677     $      676,597     $    2,081,532     $      876,989     $      750,791
  Interest                                   599,941          1,217,400          2,041,942            443,512            127,996
  Securities lending income                    3,917             10,536             29,776              9,927              7,714
                                      --------------     --------------     --------------     --------------     --------------
Total investment income                      762,535          1,904,533          4,153,250          1,330,428            886,501
                                      --------------     --------------     --------------     --------------     --------------
EXPENSES (NOTE 2)
  Advisory fees                               75,436            226,141            562,951            203,498            159,196
                                      --------------     --------------     --------------     --------------     --------------
Total expenses                                75,436            226,141            562,951            203,498            159,196
                                      --------------     --------------     --------------     --------------     --------------
Net investment income                        687,099          1,678,392          3,590,299          1,126,930            727,305
                                      --------------     --------------     --------------     --------------     --------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sale
    of investments                           167,584           (413,426)       (14,223,868)        (1,233,646)        (4,298,702)
  Net realized gain on foreign
    currency transactions                      3,855              9,226              3,862              1,555              5,337
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (1,562,006)        (8,682,446)       (17,964,462)       (13,043,092)        (8,902,253)
  Net change in unrealized
    appreciation (depreciation) on
    translation of assets and
    liabilities in foreign
    currencies                                 1,482              5,094             12,890                (34)               228
                                      --------------     --------------     --------------     --------------     --------------
Net loss on investments                   (1,389,085)        (9,081,552)       (32,171,578)       (14,275,217)       (13,195,390)
                                      --------------     --------------     --------------     --------------     --------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS           $     (701,986)    $   (7,403,160)    $  (28,581,279)    $  (13,148,287)    $  (12,468,085)
                                      ==============     ==============     ==============     ==============     ==============


(1)  Net of foreign withholding tax of $7,510, $32,303, $82,204, $35,374,
     $29,993, respectively.

The accompanying notes are an integral part of these financial statements.

Master Investment Portfolio
Statements of Changes in Net Assets

                                          Lifepath Income Master Portfolio      Lifepath 2010 Master Portfolio
                                        ----------------------------------  ----------------------------------
                                            For the Six                         For the Six
                                           Months Ended            For the     Months Ended            For the
                                        August 31, 2002         Year Ended  August 31, 2002         Year Ended
                                            (Unaudited)  February 28, 2002      (Unaudited)  February 28, 2002
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS OPERATIONS:
  Net investment income                 $       687,099  $       2,309,590  $     1,678,392  $       5,471,867
  Net realized gain (loss)                      171,439          1,795,486         (404,200)        11,414,844
  Net change in unrealized
    appreciation (depreciation)              (1,560,524)        (2,311,088)      (8,677,352)       (16,181,695)
                                        ---------------  -----------------  ---------------  -----------------
Net increase (decrease) in net
  assets resulting from
  operations                                   (701,986)         1,793,988       (7,403,160)           705,016
                                        ---------------  -----------------  ---------------  -----------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                              14,826,117         30,951,244       30,950,907         84,755,676
  Withdrawals                               (11,141,418)       (95,547,521)     (21,577,824)      (236,515,911)
                                        ---------------  -----------------  ---------------  -----------------
Net increase (decrease) in net
  assets resulting from
  interestholder transactions                 3,684,699        (64,596,277)       9,373,083       (151,760,235)
                                        ---------------  -----------------  ---------------  -----------------
Increase (decrease) in net
  assets                                      2,982,713        (62,802,289)       1,969,923       (151,055,219)

NET ASSETS:
Beginning of period                          42,768,353        105,570,642      125,212,979        276,268,198
                                        ---------------  -----------------  ---------------  -----------------
End of period                           $    45,751,066  $      42,768,353  $   127,182,902  $     125,212,979
                                        ===============  =================  ===============  =================


                                            Lifepath 2020 Master Portfolio      Lifepath 2030 Master Portfolio
                                        ----------------------------------  ----------------------------------
                                            For the Six                         For the Six
                                           Months Ended            For the     Months Ended            For the
                                        August 31, 2002         Year Ended  August 31, 2002         Year Ended
                                            (Unaudited)  February 28, 2002      (Unaudited)  February 28, 2002
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS OPERATIONS:

  Net investment income                 $     3,590,299  $       9,797,068  $     1,126,930  $       3,067,702
  Net realized gain (loss)                  (14,220,006)        55,898,904       (1,232,091)        20,799,655
  Net change in unrealized
    appreciation (depreciation)             (17,951,572)       (82,078,470)     (13,043,126)       (34,991,407)
                                        ---------------  -----------------  ---------------  -----------------
Net decrease in net assets
  resulting from operations                 (28,581,279)       (16,382,498)     (13,148,287)       (11,124,050)
                                        ---------------  -----------------  ---------------  -----------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                              53,213,201        271,054,874       20,887,762         89,451,581
  Withdrawals                               (75,857,415)      (390,877,654)     (16,569,283)      (240,386,251)
                                        ---------------  -----------------  ---------------  -----------------
Net increase (decrease) in net
  assets resulting from
  interestholder transactions               (22,644,214)      (119,822,780)       4,318,479       (150,934,670)
                                        ---------------  -----------------  ---------------  -----------------
Decrease in net assets                      (51,225,493)      (136,205,278)      (8,829,808)      (162,058,720)

NET ASSETS:
Beginning of period                         344,347,596        480,552,874      119,873,280        281,932,000
                                        ---------------  -----------------  ---------------  -----------------
End of period                           $   293,122,103  $     344,347,596  $   111,043,472  $     119,873,280
                                        ===============  =================  ===============  =================

The accompanying notes are an integral part of these financial statements.

Master Investment Portfolio
Statements of Changes in Net Assets (Continued)

                                                 Lifepath 2040 Master Portfolio
                                             ----------------------------------
                                                 For the Six
                                                Months Ended            For the
                                             August 31, 2002         Year Ended
                                                 (Unaudited)  February 28, 2002
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                      $       727,305  $       2,317,577
  Net realized gain (loss)                        (4,293,365)        65,072,130
  Net change in unrealized appreciation
    (depreciation)                                (8,902,025)       (85,921,644)
                                             ---------------  -----------------
Net decrease in net assets resulting
  from operations                                (12,468,085)       (18,531,937)
                                             ---------------  -----------------
INTERESTHOLDER TRANSACTIONS:
  Contributions                                   15,648,054         47,790,242
  Withdrawals                                    (14,196,291)      (384,441,174)
                                             ---------------  -----------------
Net increase (decrease) in net assets
  resulting from interestholder
  transactions                                     1,451,763       (336,650,932)
                                             ---------------  -----------------
Decrease in net assets                           (11,016,322)      (355,182,869)

NET ASSETS:
Beginning of period                               95,286,061        450,468,930
                                             ---------------  -----------------
End of period                                $    84,269,739  $      95,286,061
                                             ===============  =================
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Master Investment Portfolio
Notes to the Financial Statements (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

   Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

   These financial statements relate only to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

   The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

   The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

   Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

FOREIGN CURRENCY TRANSLATION

   The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

   Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FEDERAL INCOME TAXES

   MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

Master Investment Portfolio
Notes to the Financial Statements (Unaudited) (Continued)

   It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

REPURCHASE AGREEMENTS

   Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. None of the Master Portfolios held repurchase agreements at August 31, 2002.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

   Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.35% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services.

   Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.

   Stephens Inc. ("Stephens") is the sponsor and placement agent for the Master Portfolios.

   MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolios for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

   Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. BGIS did not receive any brokerage commissions from the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios for the six months ended August 31, 2002.

   As a result of using an index approach to investing, the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios held shares of Barclays PLC, with current market values of $35,605, $209,698, $986,877, $402,519, and $320,443, respectively, as of August 31, 2002. Barclays
PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolios' investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios are recorded as either interest income or securities lending income in the accompanying Statements of Operations.

   Certain officers and trustees of MIP are also officers of Stephens and BGI. As of August 31, 2002, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

Master Investment Portfolio
Notes to the Financial Statements (Unaudited) (Continued)

3.  Investment Portfolio Transactions

    Investment transactions (excluding short-term investments) for the six months ended August 31, 2002, were as follows:


                                U.S. Government Obligations      Other Securities
                                ----------------------------  ----------------------
Master Portfolio                  Purchases          Sales     Purchases       Sales
------------------------------------------------------------------------------------
LifePath Income Master
  Portfolio                      $8,663,518     $7,991,320    $7,755,818  $3,900,372
LifePath 2010 Master Portfolio   30,363,398     31,347,069    35,511,418  22,877,786
LifePath 2020 Master Portfolio   52,432,289     70,099,104    81,591,076  81,539,515
LifePath 2030 Master Portfolio   26,681,862     29,266,947    25,845,365  17,631,853
LifePath 2040 Master Portfolio   12,520,577     12,455,637    24,551,804  21,048,609
------------------------------------------------------------------------------------

    At August 31, 2002, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:


                                        Tax    Unrealized    Unrealized  Net Unrealized
Master Portfolio                       Cost  Appreciation  Depreciation    Depreciation
---------------------------------------------------------------------------------------
LifePath Income Master
  Portfolio                     $45,966,696   $2,190,028   $(3,480,041)   $(1,290,013)
LifePath 2010 Master Portfolio  136,259,013    6,115,158   (17,057,812)   (10,942,654)
LifePath 2020 Master Portfolio  360,947,400   12,085,203   (83,581,309)   (71,496,106)
LifePath 2030 Master Portfolio  119,758,229    9,416,451   (19,683,543)   (10,267,092)
LifePath 2040 Master Portfolio  122,097,093    4,078,768   (43,236,673)   (39,157,905)
---------------------------------------------------------------------------------------

4.  Portfolio Securities Loaned

    Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

    As of August 31, 2002, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at August 31, 2002 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities.

Master Investment Portfolio
Notes to the Financial Statements (Unaudited) (Continued)

5.  Financial Highlights

    Financial highlights for each of the Master Portfolios were as follows:


                                          Six
                                 Months Ended
                                    August 31,      Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                   2002    February 28,  February 28,  February 29,  February 28,  February 28,
                            (Unaudited)            2002          2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------
LIFEPATH INCOME MASTER
  PORTFOLIO
  Ratio of expenses to
    average net assets(2)        0.35%          0.46%        0.55%         0.55%         0.55%         0.55%
  Ratio of net investment
    income to average net
    assets(2)                    3.17%          3.73%(3)     4.40%         4.03%         3.95%         4.46%
  Portfolio turnover rate          28%           116%(4)       58%           55%           66%           39%
  Total return                  (1.64)%(1)      2.68%        6.56%         5.22%         7.10%        12.72%

LIFEPATH 2010 MASTER
  PORTFOLIO
  Ratio of expenses to
    average net assets(2)        0.35%          0.46%        0.55%         0.55%         0.55%         0.55%
  Ratio of net investment
    income to average net
    assets(2)                    2.59%          3.11%(3)     3.49%         3.20%         3.12%         3.49%
  Portfolio turnover rate          43%            86%(4)       54%           49%           38%           46%
  Total return                  (5.39)%(1)     (0.70)%       2.13%         8.32%        10.59%        19.13%

LIFEPATH 2020 MASTER
  PORTFOLIO
  Ratio of expenses to
    average net assets(2)        0.35%          0.44%        0.55%         0.55%         0.55%         0.55%
  Ratio of net investment
    income to average net
    assets(2)                    2.22%          2.23%(3)     2.38%         2.27%         2.30%         2.69%
  Portfolio turnover rate          43%            86%(4)       39%           43%           36%           41%

  Total return                  (8.74)%(1)     (4.99)%      (3.14)%       11.24%        12.82%        24.65%

LIFEPATH 2030 MASTER
  PORTFOLIO
  Ratio of expenses to
    average net assets(2)        0.35%          0.46%        0.55%         0.55%         0.55%         0.55%
  Ratio of net investment
    income to average net
    assets(2)                    1.93%          1.74%(3)     1.72%         1.72%         1.74%         2.13%
  Portfolio turnover rate          41%            53%(4)       27%           26%           19%           27%
  Total return                 (10.91)%(1)     (7.82)%      (5.59)%       13.44%        13.95%        28.62%
LIFEPATH 2040 MASTER
  PORTFOLIO
  Ratio of expenses to
    average net assets(2)        0.35%          0.49%        0.55%         0.55%         0.55%         0.55%
  Ratio of net investment
    income to average net
    assets(2)                    1.59%          1.13%(3)     0.90%         0.99%         1.11%         1.45%
  Portfolio turnover rate          38%            15%(4)       20%           29%           19%           34%
  Total return                 (13.05)%(1)    (10.48)%     (10.41)%       16.41%        15.75%        31.35%

(1)  Not Annualized.
(2)  Annualized for Periods of Less than one year.
(3) Effective March 1, 2001, the Master Portfolios Adopted the Provisions of the Revised Aicpa Audit and Accounting Guide for Investment Companies that Requires the Amortization of Discounts and Premiums on Debt Securities Purchased, Using a Constant Yield to Maturity Method. The Adoption of this Policy had no Material Effect on the Ratio of Net Investment Income to Average Net Assets for the Master Portfolios for the Year Ended February 28, 2002. Ratios for the Periods Prior to March 1, 2001 have not been Restated to Reflect This Change in Policy.
(4) Portfolio Turnover Rates Excluding In-kind Transactions for the Lifepath Income, Lifepath 2010, Lifepath 2020, Lifepath 2030 and Lifepath 2040 Master Portfolios were 52%, 48%, 35%, 25%, and 15%, Respectively.

                                                 Barclays Global Investors Funds
                                                 c/o Investors Bank & Trust Co.
                                                 200 Clarendon Street
                                                 Boston, MA 02116



                                                 BGF-SAR-LP0802